Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Adient plc *	5,553	173,753
American Axle & Manufacturing Holdings, Inc. *	5,449	43,374
Aptiv plc	2,537	301,142
Autoliv, Inc.	1,438	128,054
BorgWarner, Inc.	4,997	194,134
Cooper Tire & Rubber Co.	1,740	69,130
Cooper-Standard Holding, Inc. *	2,048	69,468
Dana, Inc.	3,712	62,510
Dorman Products, Inc. *	261	24,109
Ford Motor Co.	157,162	1,427,031
Fox Factory Holding Corp. *	75	6,545
General Motors Co.	41,594	1,823,481
Gentex Corp.	2,440	79,544
Gentherm, Inc. *	370	21,038
Harley-Davidson, Inc.	3,094	124,657
LCI Industries	274	34,464
Lear Corp.	1,682	240,442
Modine Manufacturing Co. *	2,198	24,002
Patrick Industries, Inc.	224	14,121
Standard Motor Products, Inc.	322	14,905
Stoneridge, Inc. *	338	9,079
Tenneco, Inc., Class A *	4,452	47,414
Tesla, Inc. *	159	90,248
The Goodyear Tire & Rubber Co.	19,320	201,314
Thor Industries, Inc.	953	91,974
Veoneer, Inc. *	1,605	31,988
Visteon Corp. *	1,312	158,555
Winnebago Industries, Inc.	263	13,921
		5,520,397

Banks 5.8%
Associated Banc-Corp.	1,603	24,558
Atlantic Union Bankshares Corp.	344	10,289
Axos Financial, Inc. *	257	8,610
BancorpSouth Bank	778	19,722
Bank of America Corp.	65,491	1,844,227
Bank of Hawaii Corp.	329	24,636
Bank OZK	900	25,164
BankUnited, Inc.	1,265	36,065
Banner Corp.	280	11,572
Berkshire Hills Bancorp, Inc.	417	6,839
BOK Financial Corp.	266	17,809
Boston Private Financial Holdings, Inc.	951	6,809
Brookline Bancorp, Inc.	503	5,719
Cadence BanCorp	606	8,448
Capitol Federal Financial, Inc.	1,129	13,909
Cathay General Bancorp	592	16,724
Central Pacific Financial Corp.	433	7,097
CIT Group, Inc.	4,023	134,730
Citigroup, Inc.	37,002	2,037,700
Citizens Financial Group, Inc.	6,289	205,399
Security	Number of Shares	Value ($)
Columbia Banking System, Inc.	498	15,742
Comerica, Inc.	2,126	104,599
Commerce Bancshares, Inc.	443	29,220
Community Bank System, Inc.	219	13,633
Credicorp Ltd.	523	80,495
Cullen/Frost Bankers, Inc.	375	31,466
CVB Financial Corp.	579	10,995
Eagle Bancorp, Inc.	160	5,885
East West Bancorp, Inc.	1,063	45,411
Essent Group Ltd.	371	16,272
F.N.B. Corp.	3,139	27,717
Federal Agricultural Mortgage Corp., Class C	81	5,484
Fifth Third Bancorp	11,172	283,098
First BanCorp	1,691	13,427
First Citizens BancShares, Inc., Class A	41	21,672
First Commonwealth Financial Corp.	828	8,007
First Financial Bancorp	666	10,689
First Financial Bankshares, Inc.	342	11,430
First Hawaiian, Inc.	1,137	24,923
First Horizon Corp.	4,191	51,214
First Interstate BancSystem, Inc., Class A	172	6,545
First Merchants Corp.	217	7,230
First Midwest Bancorp, Inc.	714	9,989
First Republic Bank	479	62,059
Flagstar Bancorp, Inc.	232	8,129
Fulton Financial Corp.	1,803	22,213
Glacier Bancorp, Inc.	408	16,634
Great Western Bancorp, Inc.	732	12,027
Hancock Whitney Corp.	904	25,393
Heartland Financial USA, Inc.	161	6,276
Hilltop Holdings, Inc.	508	12,238
Home BancShares, Inc.	1,030	19,065
Hope Bancorp, Inc.	1,300	12,324
Huntington Bancshares, Inc.	9,253	111,776
Independent Bank Corp.	123	8,320
International Bancshares Corp.	441	14,293
Investors Bancorp, Inc.	1,974	19,108
JPMorgan Chase & Co.	28,470	3,356,044
KeyCorp	9,164	141,675
M&T Bank Corp.	1,507	175,550
MGIC Investment Corp.	3,494	41,788
National Bank Holdings Corp., Class A	245	7,884
NBT Bancorp, Inc.	314	9,404
New York Community Bancorp, Inc.	5,585	54,119
Northwest Bancshares, Inc.	1,007	11,913
OFG Bancorp	688	11,524
Old National Bancorp	1,072	16,970
PacWest Bancorp	1,808	42,054
Park National Corp.	102	10,313
People's United Financial, Inc.	3,365	41,726
Pinnacle Financial Partners, Inc.	286	15,490
Popular, Inc.	850	41,251
Prosperity Bancshares, Inc.	426	26,766
Provident Financial Services, Inc.	615	9,637
Radian Group, Inc.	1,872	35,343
Regions Financial Corp.	11,115	169,726
Renasant Corp.	275	8,489

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S&T Bancorp, Inc.	231	5,172
Sandy Spring Bancorp, Inc.	204	6,010
Signature Bank	259	29,057
Simmons First National Corp., Class A	465	9,068
South State Corp.	211	14,025
Sterling Bancorp	1,022	16,332
SVB Financial Group *	184	63,454
Synovus Financial Corp.	1,595	50,354
TCF Financial Corp.	639	21,470
Texas Capital Bancshares, Inc. *	405	22,640
The Bank of NT Butterfield & Son Ltd.	418	13,234
The PNC Financial Services Group, Inc.	4,512	622,972
Towne Bank	323	7,025
Truist Financial Corp.	8,531	396,009
Trustmark Corp.	580	14,396
U.S. Bancorp	16,297	704,193
UMB Financial Corp.	274	18,635
Umpqua Holdings Corp.	2,496	34,669
United Bankshares, Inc.	713	20,877
United Community Banks, Inc.	484	11,572
Valley National Bancorp	2,308	21,095
Walker & Dunlop, Inc.	284	22,723
Washington Federal, Inc.	895	20,916
Webster Financial Corp.	789	29,856
Wells Fargo & Co.	81,281	2,223,035
WesBanco, Inc.	377	10,794
Westamerica BanCorp	122	6,725
Western Alliance Bancorp	357	18,303
Wintrust Financial Corp.	429	23,376
WSFS Financial Corp.	178	6,787
Zions Bancorp NA	1,437	55,454
		14,398,918

Capital Goods 8.7%
3M Co.	5,967	1,030,680
A.O. Smith Corp.	1,149	64,700
AAON, Inc.	178	11,593
AAR Corp.	922	26,157
Acuity Brands, Inc.	555	65,890
Advanced Drainage Systems, Inc.	114	7,951
AECOM *	2,485	128,947
Aegion Corp. *	748	12,828
AerCap Holdings N.V. *	2,668	98,076
Aerojet Rocketdyne Holdings, Inc. *	189	7,074
AGCO Corp.	1,343	124,241
Air Lease Corp.	992	36,277
Alamo Group, Inc.	111	15,065
Albany International Corp., Class A	209	14,323
Allegion plc	323	36,835
Allison Transmission Holdings, Inc.	1,781	73,110
Altra Industrial Motion Corp.	368	20,888
American Woodmark Corp. *	154	13,477
AMETEK, Inc.	1,104	130,857
Apogee Enterprises, Inc.	672	17,633
Applied Industrial Technologies, Inc.	563	44,156
Arcosa, Inc.	826	42,861
Argan, Inc.	245	11,268
Armstrong World Industries, Inc.	260	20,036
Astec Industries, Inc.	381	22,098
Astronics Corp. *	465	5,310
Atkore International Group, Inc. *	444	17,307
AZZ, Inc.	420	18,728
Barnes Group, Inc.	554	25,490
Beacon Roofing Supply, Inc. *	1,160	42,212
BMC Stock Holdings, Inc. *	931	45,563
Builders FirstSource, Inc. *	970	36,288
BWX Technologies, Inc.	466	26,506
CAI International, Inc.	260	8,229
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	526	76,181
Carrier Global Corp.	6,467	246,199
Caterpillar, Inc.	5,333	925,755
Chart Industries, Inc. *	207	21,395
CIRCOR International, Inc. *	360	11,905
Colfax Corp. *	1,168	42,141
Columbus McKinnon Corp.	182	6,878
Comfort Systems USA, Inc.	441	22,222
Crane Co.	539	37,477
Cubic Corp.	302	17,685
Cummins, Inc.	1,985	458,872
Curtiss-Wright Corp.	387	44,606
Deere & Co.	2,857	747,448
Donaldson Co., Inc.	1,062	56,541
Douglas Dynamics, Inc.	155	6,064
Dover Corp.	1,193	145,582
DXP Enterprises, Inc. *	385	8,108
Dycom Industries, Inc. *	688	43,248
Eaton Corp. plc	4,976	602,643
EMCOR Group, Inc.	935	80,578
Emerson Electric Co.	6,873	527,984
Encore Wire Corp.	366	18,911
Enerpac Tool Group Corp.	779	17,442
EnerSys	580	47,450
EnPro Industries, Inc.	275	19,473
ESCO Technologies, Inc.	119	11,769
Fastenal Co.	3,133	154,927
Federal Signal Corp.	432	13,405
Flowserve Corp.	1,846	62,912
Fluor Corp.	14,882	257,012
Fortive Corp.	1,354	94,956
Fortune Brands Home & Security, Inc.	1,377	114,979
Franklin Electric Co., Inc.	349	23,589
GATX Corp.	668	53,280
Generac Holdings, Inc. *	215	46,354
General Dynamics Corp.	3,218	480,608
General Electric Co.	203,969	2,076,404
Gibraltar Industries, Inc. *	229	14,990
GMS, Inc. *	698	21,799
Graco, Inc.	834	56,495
Granite Construction, Inc.	1,508	37,127
Griffon Corp.	690	14,386
H&E Equipment Services, Inc.	802	21,558
HD Supply Holdings, Inc. *	1,944	108,436
HEICO Corp.	84	10,381
HEICO Corp., Class A	158	17,498
Herc Holdings, Inc. *	452	25,891
Hexcel Corp.	1,069	52,937
Hillenbrand, Inc.	983	36,833
Honeywell International, Inc.	4,858	990,643
Howmet Aerospace, Inc.	5,442	127,669
Hubbell, Inc.	519	83,865
Huntington Ingalls Industries, Inc.	502	80,415
Hyster-Yale Materials Handling, Inc.	298	16,402
IDEX Corp.	373	72,045
Illinois Tool Works, Inc.	2,568	542,079
Ingersoll Rand, Inc. *	805	35,637
Insteel Industries, Inc.	399	9,229
ITT, Inc.	706	51,277
Jacobs Engineering Group, Inc.	1,435	154,750
JELD-WEN Holding, Inc. *	981	23,730
John Bean Technologies Corp.	137	15,147
Johnson Controls International plc	8,510	391,800
Kadant, Inc.	57	7,291
Kaman Corp.	397	20,759
Kennametal, Inc.	943	32,996
L3Harris Technologies, Inc.	836	160,504
Lennox International, Inc.	185	53,249
Lincoln Electric Holdings, Inc.	649	74,635

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lindsay Corp.	116	13,435
Lockheed Martin Corp.	1,401	511,365
Lydall, Inc. *	514	14,084
Masco Corp.	1,819	97,626
Masonite International Corp. *	331	33,117
MasTec, Inc. *	840	47,636
Maxar Technologies, Inc.	973	27,059
Meritor, Inc. *	812	21,437
Moog, Inc., Class A	571	44,173
MRC Global, Inc. *	3,343	19,323
MSC Industrial Direct Co., Inc., Class A	720	59,990
Mueller Industries, Inc.	1,100	36,036
Mueller Water Products, Inc., Class A	1,415	16,796
MYR Group, Inc. *	452	23,111
National Presto Industries, Inc.	90	7,654
Navistar International Corp. *	452	20,005
Nordson Corp.	266	54,213
Northrop Grumman Corp.	1,232	372,384
NOW, Inc. *	3,777	21,076
nVent Electric plc	1,873	43,079
Oshkosh Corp.	1,072	86,296
Otis Worldwide Corp.	3,395	227,261
Owens Corning	1,670	121,693
PACCAR, Inc.	3,897	339,273
Parker-Hannifin Corp.	1,110	296,659
Pentair plc	1,649	85,451
Primoris Services Corp.	1,044	25,317
Proto Labs, Inc. *	69	9,533
Quanex Building Products Corp.	714	14,708
Quanta Services, Inc.	2,579	176,249
Raven Industries, Inc.	357	9,004
Raytheon Technologies Corp.	15,716	1,127,151
RBC Bearings, Inc. *	96	16,209
Regal Beloit Corp.	621	73,924
Resideo Technologies, Inc. *	5,281	97,646
REV Group, Inc.	782	7,226
Rexnord Corp.	759	28,470
Rockwell Automation, Inc.	775	198,059
Roper Technologies, Inc.	261	111,447
Rush Enterprises, Inc., Class A	1,194	45,766
Sensata Technologies Holding plc *	1,225	59,817
Simpson Manufacturing Co., Inc.	266	24,445
SiteOne Landscape Supply, Inc. *	111	15,329
Snap-on, Inc.	628	110,434
Spirit AeroSystems Holdings, Inc., Class A	3,243	110,262
SPX FLOW, Inc. *	464	24,861
Standex International Corp.	173	13,055
Stanley Black & Decker, Inc.	1,242	228,913
Teledyne Technologies, Inc. *	122	46,109
Tennant Co.	140	9,402
Terex Corp.	2,038	63,178
Textron, Inc.	4,328	195,193
The Boeing Co.	5,509	1,160,801
The Greenbrier Cos., Inc.	1,431	47,752
The Manitowoc Co., Inc. *	720	7,999
The Middleby Corp. *	403	54,804
The Timken Co.	940	69,034
The Toro Co.	624	56,603
Titan Machinery, Inc. *	803	14,671
Trane Technologies plc	2,090	305,642
TransDigm Group, Inc.	241	139,585
Trex Co., Inc. *	242	18,106
TriMas Corp. *	401	10,719
Trinity Industries, Inc.	2,580	58,953
Triton International Ltd.	645	29,193
Tutor Perini Corp. *	2,775	37,518
UFP Industries, Inc.	868	46,568
United Rentals, Inc. *	1,216	276,008
Univar Solutions, Inc. *	2,558	45,788
Security	Number of Shares	Value ($)
Valmont Industries, Inc.	370	60,303
Vectrus, Inc. *	173	8,247
W.W. Grainger, Inc.	493	206,222
Wabash National Corp.	2,059	36,403
Watsco, Inc.	311	70,709
Watts Water Technologies, Inc., Class A	193	22,610
Welbilt, Inc. *	1,274	12,039
WESCO International, Inc. *	2,263	147,593
Westinghouse Air Brake Technologies Corp.	760	55,708
Woodward, Inc.	375	41,936
Xylem, Inc.	898	86,181
		21,897,724

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,202	46,277
ACCO Brands Corp.	2,348	17,986
ADT, Inc.	1,034	8,034
ASGN, Inc. *	489	38,230
Brady Corp., Class A	363	16,037
CBIZ, Inc. *	417	10,100
Cimpress plc *	103	9,232
Cintas Corp.	389	138,212
Clean Harbors, Inc. *	509	36,836
Copart, Inc. *	397	45,834
CoreLogic, Inc.	678	52,545
CoStar Group, Inc. *	29	26,407
Covanta Holding Corp.	2,212	27,429
Deluxe Corp.	1,307	33,642
Equifax, Inc.	528	88,123
Exponent, Inc.	143	11,870
FTI Consulting, Inc. *	241	25,310
Harsco Corp. *	1,181	20,018
Healthcare Services Group, Inc.	1,016	24,049
Herman Miller, Inc.	1,026	36,567
HNI Corp.	864	31,501
Huron Consulting Group, Inc. *	203	8,946
IAA, Inc. *	572	34,274
ICF International, Inc.	188	13,617
IHS Markit Ltd.	1,067	106,124
Insperity, Inc.	219	18,725
Interface, Inc.	1,222	10,198
KAR Auction Services, Inc.	1,331	24,025
Kelly Services, Inc., Class A	2,254	46,117
Kforce, Inc.	388	15,927
Knoll, Inc.	930	12,704
Korn Ferry	687	27,507
ManpowerGroup, Inc.	2,147	186,038
Matthews International Corp., Class A	641	17,134
McGrath RentCorp	209	13,301
MSA Safety, Inc.	135	20,174
Nielsen Holdings plc	8,541	138,108
Pitney Bowes, Inc.	12,570	71,649
Quad/Graphics, Inc.	4,529	14,040
R.R. Donnelley & Sons Co.	12,521	17,529
Republic Services, Inc.	1,517	146,724
Resources Connection, Inc.	859	10,402
Robert Half International, Inc.	1,839	118,027
Rollins, Inc.	408	23,329
SP Plus Corp. *	495	14,078
Steelcase, Inc., Class A	2,088	25,369
Stericycle, Inc. *	627	44,166
Team, Inc. *	1,106	9,633
Tetra Tech, Inc.	351	41,857
The Brink's Co.	340	22,814
TransUnion	383	34,887
TriNet Group, Inc. *	118	8,850
TrueBlue, Inc. *	1,532	29,261
UniFirst Corp.	135	24,959

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
US Ecology, Inc.	193	6,541
Verisk Analytics, Inc.	383	75,953
Viad Corp.	537	16,094
Waste Management, Inc.	2,947	351,076
		2,544,396

Consumer Durables & Apparel 1.9%
Acushnet Holdings Corp.	343	12,931
American Outdoor Brands, Inc. *	316	4,388
Beazer Homes USA, Inc. *	869	12,870
Brunswick Corp.	992	74,043
Callaway Golf Co.	790	16,788
Capri Holdings Ltd. *	5,954	210,653
Carter's, Inc.	676	60,157
Cavco Industries, Inc. *	53	9,541
Century Communities, Inc. *	201	8,945
Columbia Sportswear Co.	259	21,220
Crocs, Inc. *	293	17,255
D.R. Horton, Inc.	2,839	211,505
Deckers Outdoor Corp. *	224	57,028
Ethan Allen Interiors, Inc.	952	17,393
Fossil Group, Inc. *	7,563	80,168
G-III Apparel Group Ltd. *	1,913	38,968
Garmin Ltd.	822	95,977
Hanesbrands, Inc.	5,810	82,502
Hasbro, Inc.	1,067	99,263
Helen of Troy Ltd. *	183	36,964
iRobot Corp. *	233	18,274
KB Home	806	28,371
Kontoor Brands, Inc. *	1,373	57,213
La-Z-Boy, Inc.	909	33,669
Leggett & Platt, Inc.	1,737	74,865
Lennar Corp., Class A	1,987	150,734
LGI Homes, Inc. *	87	9,400
Lululemon Athletica, Inc. *	215	79,597
M.D.C Holdings, Inc.	590	28,479
M/I Homes, Inc. *	378	17,180
Mattel, Inc. *	6,944	107,563
Meritage Homes Corp. *	410	36,961
Mohawk Industries, Inc. *	1,120	140,930
Movado Group, Inc.	634	10,734
Newell Brands, Inc.	5,749	122,224
NIKE, Inc., Class B	6,156	829,213
NVR, Inc. *	28	111,921
Oxford Industries, Inc.	329	18,355
Polaris, Inc.	774	74,304
PulteGroup, Inc.	3,338	145,637
PVH Corp.	1,970	156,595
Ralph Lauren Corp.	1,071	91,838
Skechers U.S.A., Inc., Class A *	1,393	46,624
Smith & Wesson Brands, Inc.	1,229	19,369
Steven Madden Ltd.	1,247	39,243
Sturm Ruger & Co., Inc.	292	17,882
Tapestry, Inc.	6,290	178,133
Taylor Morrison Home Corp., Class A *	2,263	57,209
Tempur Sealy International, Inc. *	1,180	29,724
Toll Brothers, Inc.	1,790	84,756
TopBuild Corp. *	189	32,929
TRI Pointe Group, Inc. *	2,246	39,260
Tupperware Brands Corp. *	4,973	167,341
Under Armour, Inc., Class A *	1,933	32,030
Under Armour, Inc., Class C *	1,972	28,693
Universal Electronics, Inc. *	188	9,900
VF Corp.	2,792	232,853
Vista Outdoor, Inc. *	2,302	47,490
Security	Number of Shares	Value ($)
Whirlpool Corp.	1,341	260,972
Wolverine World Wide, Inc.	1,240	35,786
		4,872,810

Consumer Services 2.2%
Adtalem Global Education, Inc. *	949	27,170
American Public Education, Inc. *	281	8,722
Aramark	3,546	124,110
Arcos Dorados Holdings, Inc., Class A	2,802	13,814
BJ's Restaurants, Inc.	579	19,124
Bloomin' Brands, Inc.	2,044	35,770
Boyd Gaming Corp.	917	35,295
Bright Horizons Family Solutions, Inc. *	217	36,914
Brinker International, Inc.	1,146	57,426
Caesars Entertainment, Inc. *	679	46,254
Carnival Corp.	13,293	265,594
Chipotle Mexican Grill, Inc. *	94	121,206
Choice Hotels International, Inc.	137	13,652
Churchill Downs, Inc.	181	32,566
Cracker Barrel Old Country Store, Inc.	335	46,759
Darden Restaurants, Inc.	1,205	130,116
Dave & Buster's Entertainment, Inc.	878	22,231
Denny's Corp. *	543	6,250
Dine Brands Global, Inc.	204	12,846
Domino's Pizza, Inc.	199	78,121
Dunkin' Brands Group, Inc.	393	41,792
Extended Stay America, Inc.	3,757	51,508
Fiesta Restaurant Group, Inc. *	711	8,354
frontdoor, Inc. *	277	13,113
Graham Holdings Co., Class B	82	36,656
Grand Canyon Education, Inc. *	260	21,702
H&R Block, Inc.	3,248	61,062
Hilton Grand Vacations, Inc. *	936	25,965
Hilton Worldwide Holdings, Inc.	1,150	119,175
Houghton Mifflin Harcourt Co. *	6,285	18,918
Hyatt Hotels Corp., Class A	576	41,455
International Game Technology plc	3,153	39,696
Jack in the Box, Inc.	498	45,811
K12, Inc. *	722	16,844
Las Vegas Sands Corp.	3,770	210,027
Laureate Education, Inc., Class A *	1,551	22,024
Marriott International, Inc., Class A	1,560	197,917
Marriott Vacations Worldwide Corp.	335	42,656
McDonald's Corp.	5,151	1,120,033
MGM Resorts International	5,851	165,291
Norwegian Cruise Line Holdings Ltd. *	4,272	97,701
Papa John's International, Inc.	166	13,340
Penn National Gaming, Inc. *	931	65,170
Perdoceo Education Corp. *	500	5,670
Planet Fitness, Inc., Class A *	99	7,222
Red Robin Gourmet Burgers, Inc. *	928	18,662
Red Rock Resorts, Inc., Class A	791	17,200
Regis Corp. *	1,130	9,594
Royal Caribbean Cruises Ltd.	2,450	193,085
Ruth's Hospitality Group, Inc.	498	7,754
Scientific Games Corp., Class A *	763	28,445
SeaWorld Entertainment, Inc. *	525	14,648
Service Corp. International	1,035	50,342
Six Flags Entertainment Corp.	1,790	55,007
Starbucks Corp.	6,772	663,791
Strategic Education, Inc.	71	6,666
Terminix Global Holdings, Inc. *	634	31,085
Texas Roadhouse, Inc.	574	43,509
The Cheesecake Factory, Inc.	1,190	44,601
The Wendy's Co.	2,185	48,048
Vail Resorts, Inc.	170	46,893
WW International, Inc. *	289	8,528
Wyndham Destinations, Inc.	1,512	63,595

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wyndham Hotels & Resorts, Inc.	500	28,750
Wynn Resorts Ltd.	871	87,536
Yum China Holdings, Inc.	2,459	138,638
Yum! Brands, Inc.	2,668	282,274
		5,511,693

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	856	74,575
AGNC Investment Corp.	2,679	40,935
Ally Financial, Inc.	11,450	339,492
American Express Co.	7,139	846,614
Ameriprise Financial, Inc.	1,820	337,137
Annaly Capital Management, Inc.	9,430	75,440
Apollo Commercial Real Estate Finance, Inc.	1,057	11,394
Artisan Partners Asset Management, Inc., Class A	464	20,880
Berkshire Hathaway, Inc., Class B *	13,263	3,036,033
BGC Partners, Inc., Class A	3,612	14,954
BlackRock, Inc.	639	446,246
Blackstone Mortgage Trust, Inc., Class A	722	18,758
Brightsphere Investment Group, Inc.	647	11,452
Cannae Holdings, Inc. *	536	21,129
Capital One Financial Corp.	10,337	885,261
Capstead Mortgage Corp.	1,590	8,952
Cboe Global Markets, Inc.	371	33,880
Chimera Investment Corp.	3,604	36,977
CME Group, Inc.	934	163,478
Cohen & Steers, Inc.	116	8,209
Compass Diversified Holdings	716	14,012
Credit Acceptance Corp. *	53	15,819
Discover Financial Services	7,570	576,607
Donnelley Financial Solutions, Inc. *	1,078	17,561
Eaton Vance Corp.	915	61,287
Encore Capital Group, Inc. *	268	9,150
Enova International, Inc. *	589	12,316
Equitable Holdings, Inc.	3,890	98,728
Evercore, Inc., Class A	634	57,650
FactSet Research Systems, Inc.	115	38,382
Federated Hermes, Inc.	1,155	31,000
FirstCash, Inc.	327	21,006
Franklin Resources, Inc.	8,642	190,038
Green Dot Corp., Class A *	300	16,068
Greenhill & Co., Inc.	795	10,351
Houlihan Lokey, Inc.	203	13,150
Intercontinental Exchange, Inc.	1,579	166,600
Invesco Ltd.	10,607	172,152
Invesco Mortgage Capital, Inc.	3,156	10,478
Janus Henderson Group plc	1,877	53,551
Jefferies Financial Group, Inc.	3,553	80,760
Ladder Capital Corp., Class A	1,325	12,084
Lazard Ltd., Class A	1,710	63,817
LPL Financial Holdings, Inc.	733	66,534
MarketAxess Holdings, Inc.	42	22,646
MFA Financial, Inc.	7,035	26,029
Moelis & Co., Class A	408	16,010
Moody's Corp.	469	132,417
Morgan Stanley	11,925	737,323
Morningstar, Inc.	76	15,208
MSCI, Inc.	169	69,192
Nasdaq, Inc.	435	55,676
Navient Corp.	9,847	92,266
Nelnet, Inc., Class A	233	15,821
New Residential Investment Corp.	6,400	59,264
New York Mortgage Trust, Inc.	3,220	11,318
Northern Trust Corp.	1,352	125,898
OneMain Holdings, Inc.	1,141	44,488
PennyMac Mortgage Investment Trust	952	16,279
Piper Sandler Cos.	123	11,337
Security	Number of Shares	Value ($)
PRA Group, Inc. *	484	20,149
Raymond James Financial, Inc.	776	70,577
Redwood Trust, Inc.	1,509	13,053
S&P Global, Inc.	658	231,471
Santander Consumer USA Holdings, Inc.	2,506	55,383
SEI Investments Co.	907	47,844
SLM Corp.	3,504	37,177
Starwood Property Trust, Inc.	2,617	46,949
State Street Corp.	3,477	245,059
Stifel Financial Corp.	390	27,027
Synchrony Financial	14,949	455,496
T. Rowe Price Group, Inc.	1,902	272,766
The Bank of New York Mellon Corp.	10,679	417,762
The Charles Schwab Corp. (a)	5,711	278,583
The Goldman Sachs Group, Inc.	4,500	1,037,610
Two Harbors Investment Corp.	2,852	17,796
Virtus Investment Partners, Inc.	80	14,310
Voya Financial, Inc.	2,668	153,757
Waddell & Reed Financial, Inc., Class A	2,850	46,911
WisdomTree Investments, Inc.	2,064	8,834
World Acceptance Corp. *	166	18,743
		13,209,326

Energy 6.2%
Antero Resources Corp. *	25,154	98,604
Apache Corp.	8,301	107,000
Arch Resources, Inc.	679	22,706
Archrock, Inc.	2,074	16,115
Baker Hughes Co.	18,624	348,641
Cabot Oil & Gas Corp.	2,629	46,060
Callon Petroleum Co. *	710	6,752
Centennial Resource Development, Inc., Class A *	7,719	9,108
ChampionX Corp. *	1,455	17,285
Cheniere Energy, Inc. *	478	27,098
Chevron Corp.	33,302	2,903,268
Cimarex Energy Co.	922	33,146
CNX Resources Corp. *	4,134	38,901
Concho Resources, Inc.	1,441	82,829
ConocoPhillips	18,395	727,706
CONSOL Energy, Inc. *	2,959	15,653
Continental Resources, Inc.	1,118	17,195
Core Laboratories N.V.	666	14,632
Cosan Ltd., A Shares	1,840	31,758
CVR Energy, Inc.	784	11,086
Delek US Holdings, Inc.	2,474	32,879
Devon Energy Corp.	6,839	95,678
Diamondback Energy, Inc.	559	22,338
Dril-Quip, Inc. *	612	17,393
EOG Resources, Inc.	5,498	257,746
EQT Corp.	3,365	50,071
Equitrans Midstream Corp.	2,296	18,735
Exterran Corp. *	2,320	9,837
Exxon Mobil Corp.	102,219	3,897,610
Forum Energy Technologies, Inc. *	620	8,308
Frank's International N.V. *	3,285	7,326
GasLog Ltd.	1,518	4,478
Green Plains, Inc. *	2,320	34,290
Gulfport Energy Corp. *	9,964	997
Halliburton Co.	17,329	287,488
Helix Energy Solutions Group, Inc. *	2,797	10,517
Helmerich & Payne, Inc.	3,604	82,063
Hess Corp.	3,164	149,278
HollyFrontier Corp.	5,939	138,913
International Seaways, Inc.	437	7,381
Kinder Morgan, Inc.	24,904	358,120
Kosmos Energy Ltd.	5,483	9,650
Liberty Oilfield Services, Inc., Class A	906	8,426

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Magnolia Oil & Gas Corp., Class A *	905	5,656
Marathon Oil Corp.	24,161	143,033
Marathon Petroleum Corp.	18,555	721,418
Matador Resources Co. *	629	6,403
Matrix Service Co. *	1,117	10,701
Murphy Oil Corp.	5,660	56,940
Nabors Industries Ltd. (b)	1,199	62,816
National Oilwell Varco, Inc.	16,346	200,402
Newpark Resources, Inc. *	3,988	5,982
NexTier Oilfield Solutions, Inc. *	2,110	5,908
Nordic American Tankers Ltd.	3,564	11,369
Occidental Petroleum Corp.	27,058	426,434
Oceaneering International, Inc. *	7,154	43,425
Oil States International, Inc. *	4,318	19,172
ONEOK, Inc.	4,220	151,371
Par Pacific Holdings, Inc. *	943	10,741
Parsley Energy, Inc., Class A	1,379	17,279
Patterson-UTI Energy, Inc.	10,279	44,302
PBF Energy, Inc., Class A	9,297	67,496
PDC Energy, Inc. *	1,228	20,532
Peabody Energy Corp. *	11,273	15,219
Phillips 66	14,170	858,419
Pioneer Natural Resources Co.	1,134	114,058
ProPetro Holding Corp. *	1,262	7,282
QEP Resources, Inc.	18,491	29,771
Range Resources Corp.	7,561	55,195
Renewable Energy Group, Inc. *	814	47,277
REX American Resources Corp. *	134	10,519
RPC, Inc. *	2,842	8,810
Schlumberger N.V.	32,692	679,667
Scorpio Tankers, Inc.	683	7,882
SFL Corp., Ltd.	1,345	9,106
SM Energy Co.	10,134	42,867
Southwestern Energy Co. *	4,097	12,742
Targa Resources Corp.	4,875	114,562
Teekay Tankers Ltd., Class A *	482	5,610
The Williams Cos., Inc.	11,655	244,522
Tidewater, Inc. *	1,495	14,217
Transocean Ltd. *	39,990	73,981
US Silica Holdings, Inc.	3,619	15,634
Valero Energy Corp.	16,597	892,421
Whiting Petroleum Corp. *	235	5,320
World Fuel Services Corp.	6,331	179,927
WPX Energy, Inc. *	5,497	39,139
		15,600,592

Food & Staples Retailing 3.0%
BJ's Wholesale Club Holdings, Inc. *	483	19,798
Casey's General Stores, Inc.	455	82,665
Costco Wholesale Corp.	3,269	1,280,696
Ingles Markets, Inc., Class A	541	20,336
Performance Food Group Co. *	2,043	88,625
PriceSmart, Inc.	444	36,088
Rite Aid Corp. *(b)	6,891	90,961
SpartanNash Co.	3,356	63,361
Sprouts Farmers Market, Inc. *	2,200	46,574
Sysco Corp.	4,920	350,747
The Andersons, Inc.	1,581	35,936
The Chefs' Warehouse, Inc. *	336	7,743
The Kroger Co.	23,316	769,428
United Natural Foods, Inc. *	7,260	125,235
US Foods Holding Corp. *	5,902	185,795
Walgreens Boots Alliance, Inc.	23,738	902,282
Walmart, Inc.	21,411	3,271,387
Weis Markets, Inc.	350	16,671
		7,394,328

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	21,744	866,064
Archer-Daniels-Midland Co.	18,688	930,102
B&G Foods, Inc. (b)	1,301	36,025
Brown-Forman Corp., Class B	955	77,030
Bunge Ltd.	7,279	428,660
Cal-Maine Foods, Inc. *	500	19,565
Calavo Growers, Inc.	172	12,320
Campbell Soup Co.	1,448	72,429
Coca-Cola Consolidated, Inc.	31	8,112
Coca-Cola European Partners plc	2,080	92,934
Conagra Brands, Inc.	4,045	147,885
Constellation Brands, Inc., Class A	826	170,024
Darling Ingredients, Inc. *	1,698	81,979
Flowers Foods, Inc.	2,216	49,173
Fresh Del Monte Produce, Inc.	1,398	35,495
General Mills, Inc.	5,529	336,274
Hormel Foods Corp.	2,114	99,739
Hostess Brands, Inc. *	533	7,222
Ingredion, Inc.	1,278	98,598
J&J Snack Foods Corp.	122	17,738
John B Sanfilippo & Son, Inc.	119	8,831
Kellogg Co.	2,186	139,707
Keurig Dr Pepper, Inc.	1,060	32,277
Lamb Weston Holdings, Inc.	435	31,485
Lancaster Colony Corp.	135	22,860
McCormick & Co., Inc. Non-Voting Shares	395	73,857
Molson Coors Beverage Co., Class B	2,961	136,206
Mondelez International, Inc., Class A	12,605	724,157
Monster Beverage Corp. *	1,308	110,892
Nomad Foods Ltd. *	1,237	29,874
PepsiCo, Inc.	9,101	1,312,637
Philip Morris International, Inc.	14,183	1,074,362
Pilgrim's Pride Corp. *	1,146	21,648
Post Holdings, Inc. *	389	36,745
Sanderson Farms, Inc.	409	55,923
The Boston Beer Co., Inc., Class A *	35	32,579
The Coca-Cola Co.	22,233	1,147,223
The Hain Celestial Group, Inc. *	894	34,419
The Hershey Co.	805	119,051
The J.M. Smucker Co.	1,415	165,838
The Kraft Heinz Co.	9,211	303,410
TreeHouse Foods, Inc. *	853	35,084
Tyson Foods, Inc., Class A	5,064	330,173
Universal Corp.	821	37,364
Vector Group Ltd.	1,636	18,389
		9,622,359

Health Care Equipment & Services 5.7%
Abbott Laboratories	6,121	662,415
ABIOMED, Inc. *	53	14,527
Acadia Healthcare Co., Inc. *	870	36,932
Align Technology, Inc. *	127	61,124
Allscripts Healthcare Solutions, Inc. *	1,894	25,910
Amedisys, Inc. *	86	21,052
AmerisourceBergen Corp.	2,161	222,821
AMN Healthcare Services, Inc. *	367	23,914
Anthem, Inc.	3,396	1,057,922
Avanos Medical, Inc. *	329	13,946
Baxter International, Inc.	2,246	170,853
Becton Dickinson & Co.	837	196,561
Boston Scientific Corp. *	2,723	90,267
Brookdale Senior Living, Inc. *	6,561	27,819
Cantel Medical Corp.	227	13,491
Cardinal Health, Inc.	8,447	461,122
Centene Corp. *	4,151	255,909
Cerner Corp.	1,881	140,774

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chemed Corp.	70	33,478
Cigna Corp.	1,746	365,158
Community Health Systems, Inc. *	7,227	59,117
CONMED Corp.	133	13,551
Covetrus, Inc. *	2,433	65,727
CVS Health Corp.	25,276	1,713,460
Danaher Corp.	1,695	380,748
DaVita, Inc. *	1,854	203,662
DENTSPLY SIRONA, Inc.	1,578	80,304
Edwards Lifesciences Corp. *	856	71,810
Encompass Health Corp.	715	57,615
Globus Medical, Inc., Class A *	223	13,398
Haemonetics Corp. *	159	17,943
HCA Healthcare, Inc.	3,152	473,147
Henry Schein, Inc. *	1,687	108,491
Hill-Rom Holdings, Inc.	320	30,355
HMS Holdings Corp. *	366	11,500
Hologic, Inc. *	1,104	76,320
Humana, Inc.	1,527	611,594
ICU Medical, Inc. *	58	10,945
IDEXX Laboratories, Inc. *	76	35,034
Integer Holdings Corp. *	163	11,751
Integra LifeSciences Holdings Corp. *	210	11,493
Intuitive Surgical, Inc. *	185	134,319
Invacare Corp.	960	8,189
Laboratory Corp. of America Holdings *	731	146,083
LENSAR, Inc. *	377	3,231
LHC Group, Inc. *	81	15,902
LivaNova plc *	184	9,724
Magellan Health, Inc. *	643	50,829
Masimo Corp. *	105	26,721
McKesson Corp.	4,474	804,917
MEDNAX, Inc. *	3,425	69,219
Medtronic plc	8,884	1,010,111
Merit Medical Systems, Inc. *	232	12,776
Molina Healthcare, Inc. *	408	83,285
National HealthCare Corp.	143	8,897
Neogen Corp. *	116	8,610
NextGen Healthcare, Inc. *	658	11,673
NuVasive, Inc. *	230	10,654
Omnicell, Inc. *	97	10,170
Owens & Minor, Inc.	6,396	164,761
Patterson Cos., Inc.	2,696	74,841
Premier, Inc., Class A	416	14,735
Quest Diagnostics, Inc.	1,454	180,267
ResMed, Inc.	366	76,714
Select Medical Holdings Corp. *	1,312	31,619
STERIS plc	331	64,151
Stryker Corp.	1,188	277,279
Teleflex, Inc.	106	40,571
Tenet Healthcare Corp. *	2,803	88,098
The Cooper Cos., Inc.	143	47,936
The Ensign Group, Inc.	319	22,927
The Providence Service Corp. *	184	24,985
Tivity Health, Inc. *	821	15,131
Triple-S Management Corp., Class B *	954	21,379
UnitedHealth Group, Inc.	6,688	2,249,442
Universal Health Services, Inc., Class B	1,213	158,394
Varex Imaging Corp. *	535	8,924
Varian Medical Systems, Inc. *	480	83,510
Veeva Systems, Inc., Class A *	57	15,782
West Pharmaceutical Services, Inc.	172	47,328
Zimmer Biomet Holdings, Inc.	951	141,813
		14,229,857

Security	Number of Shares	Value ($)
Household & Personal Products 1.5%
Central Garden & Pet Co. *	101	4,044
Central Garden & Pet Co., Class A *	422	15,568
Church & Dwight Co., Inc.	1,264	110,941
Colgate-Palmolive Co.	4,979	426,402
Coty, Inc., Class A	6,784	48,777
Edgewell Personal Care Co. *	1,168	40,588
Energizer Holdings, Inc.	328	13,740
Herbalife Nutrition Ltd. *	924	44,269
Kimberly-Clark Corp.	1,901	264,828
Medifast, Inc.	52	10,615
Nu Skin Enterprises, Inc., Class A	1,303	67,117
Spectrum Brands Holdings, Inc.	415	27,734
The Clorox Co.	599	121,573
The Estee Lauder Cos., Inc., Class A	758	185,953
The Procter & Gamble Co.	16,185	2,247,611
USANA Health Sciences, Inc. *	176	13,232
WD-40 Co.	56	14,241
		3,657,233

Insurance 3.4%
Aflac, Inc.	9,566	420,234
Alleghany Corp.	126	72,475
Ambac Financial Group, Inc. *	803	11,756
American Equity Investment Life Holding Co.	1,534	40,314
American Financial Group, Inc.	766	68,488
American International Group, Inc.	31,596	1,214,550
American National Group, Inc.	95	8,054
AMERISAFE, Inc.	174	9,523
Aon plc, Class A	1,506	308,564
Arch Capital Group Ltd. *	1,882	60,591
Argo Group International Holdings Ltd.	425	16,656
Arthur J. Gallagher & Co.	823	94,982
Assurant, Inc.	519	67,013
Assured Guaranty Ltd.	2,858	86,112
Athene Holding Ltd., Class A *	1,296	57,478
Axis Capital Holdings Ltd.	1,224	61,335
Brighthouse Financial, Inc. *	814	28,571
Brown & Brown, Inc.	980	44,129
Chubb Ltd.	3,271	483,552
Cincinnati Financial Corp.	1,102	84,138
CNA Financial Corp.	426	14,701
CNO Financial Group, Inc.	3,854	82,013
Employers Holdings, Inc.	300	9,153
Everest Re Group Ltd.	458	104,117
Fidelity National Financial, Inc.	2,863	103,039
First American Financial Corp.	1,160	56,190
Genworth Financial, Inc., Class A *	17,874	81,148
Globe Life, Inc.	897	83,511
Horace Mann Educators Corp.	301	12,016
James River Group Holdings Ltd.	361	16,454
Kemper Corp.	367	27,507
Lincoln National Corp.	3,868	182,647
Loews Corp.	4,335	181,680
Markel Corp. *	59	57,456
Marsh & McLennan Cos., Inc.	2,822	323,514
MBIA, Inc. *	2,541	16,186
Mercury General Corp.	397	17,655
MetLife, Inc.	12,437	574,216
National General Holdings Corp.	572	19,494
Old Republic International Corp.	3,741	67,039
Primerica, Inc.	348	45,334
Principal Financial Group, Inc.	3,560	177,252
ProAssurance Corp.	1,740	27,683
Prudential Financial, Inc.	7,088	535,995
Reinsurance Group of America, Inc.	852	98,219
RenaissanceRe Holdings Ltd.	272	44,782

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RLI Corp.	194	18,572
Safety Insurance Group, Inc.	141	10,046
Selective Insurance Group, Inc.	402	24,852
Stewart Information Services Corp.	542	22,694
The Allstate Corp.	4,447	455,150
The Hanover Insurance Group, Inc.	368	41,345
The Hartford Financial Services Group, Inc.	4,445	196,469
The Progressive Corp.	3,190	277,881
The Travelers Cos., Inc.	6,232	807,979
United Fire Group, Inc.	246	5,380
Universal Insurance Holdings, Inc.	573	7,999
Unum Group	4,918	109,327
W.R. Berkley Corp.	1,151	74,965
White Mountains Insurance Group Ltd.	44	42,240
Willis Towers Watson plc	507	105,552
		8,397,967

Materials 4.0%
AdvanSix, Inc. *	1,061	18,854
Air Products and Chemicals, Inc.	917	256,888
Albemarle Corp.	1,005	136,650
Alcoa Corp. *	9,366	186,383
Allegheny Technologies, Inc. *	2,283	30,798
AptarGroup, Inc.	389	49,138
Arconic Corp. *	1,298	35,708
Ashland Global Holdings, Inc.	696	52,318
Avery Dennison Corp.	679	101,402
Avient Corp.	1,277	46,674
Axalta Coating Systems Ltd. *	1,634	46,749
Balchem Corp.	131	13,583
Ball Corp.	1,315	126,253
Berry Global Group, Inc. *	1,232	65,296
Boise Cascade Co.	941	40,698
Cabot Corp.	975	40,375
Carpenter Technology Corp.	1,071	26,175
Celanese Corp.	1,294	167,353
Century Aluminum Co. *	1,524	15,469
CF Industries Holdings, Inc.	3,228	120,404
Clearwater Paper Corp. *	732	25,554
Cleveland-Cliffs, Inc.	6,967	76,707
Commercial Metals Co.	2,925	58,237
Compass Minerals International, Inc.	471	29,419
Constellium SE *	1,212	15,320
Contura Energy, Inc. *	2,278	16,857
Corteva, Inc.	5,871	224,977
Crown Holdings, Inc. *	829	78,133
Domtar Corp.	2,655	79,916
Dow, Inc.	5,166	273,850
DuPont de Nemours, Inc.	11,751	745,483
Eagle Materials, Inc.	388	35,304
Eastman Chemical Co.	2,520	245,448
Ecolab, Inc.	1,250	277,688
Element Solutions, Inc.	1,666	23,007
Ferro Corp. *	725	10,375
FMC Corp.	359	41,648
Freeport-McMoRan, Inc.	13,857	324,115
GCP Applied Technologies, Inc. *	620	14,564
Glatfelter Corp.	1,067	17,157
Graphic Packaging Holding Co.	4,203	64,390
Greif, Inc., Class A	577	28,048
H.B. Fuller Co.	534	27,944
Hecla Mining Co.	3,475	16,611
Huntsman Corp.	4,510	111,713
Ingevity Corp. *	233	15,513
Innospec, Inc.	223	18,351
International Flavors & Fragrances, Inc. (b)	532	59,637
International Paper Co.	7,528	372,485
Kaiser Aluminum Corp.	288	22,458
Security	Number of Shares	Value ($)
Kraton Corp. *	975	26,325
Linde plc	2,464	631,819
Livent Corp. *	773	11,726
Louisiana-Pacific Corp.	1,392	47,648
LyondellBasell Industries N.V., Class A	7,131	606,848
Martin Marietta Materials, Inc.	403	107,049
Materion Corp.	303	17,665
Mercer International, Inc.	898	7,355
Minerals Technologies, Inc.	477	28,940
Myers Industries, Inc.	488	8,291
Neenah, Inc.	272	13,195
NewMarket Corp.	68	25,144
Newmont Corp.	2,694	158,461
Nucor Corp.	6,987	375,202
O-I Glass, Inc.	6,240	70,637
Olin Corp.	4,471	97,870
Orion Engineered Carbons S.A.	982	15,280
Packaging Corp. of America	1,072	139,360
PPG Industries, Inc.	2,638	387,179
Quaker Chemical Corp.	64	15,808
Rayonier Advanced Materials, Inc. *	4,060	26,268
Reliance Steel & Aluminum Co.	1,409	165,980
Royal Gold, Inc.	136	15,024
RPM International, Inc.	858	75,513
Schnitzer Steel Industries, Inc., Class A	1,223	31,333
Schweitzer-Mauduit International, Inc.	507	17,633
Sealed Air Corp.	2,658	119,770
Sensient Technologies Corp.	483	34,641
Silgan Holdings, Inc.	975	32,955
Sonoco Products Co.	1,290	74,897
Southern Copper Corp.	616	36,572
Steel Dynamics, Inc.	4,354	157,658
Stepan Co.	230	26,717
Summit Materials, Inc., Class A *	1,201	22,819
SunCoke Energy, Inc.	3,095	13,928
The Chemours Co.	3,480	84,668
The Mosaic Co.	12,518	274,895
The Scotts Miracle-Gro Co.	258	45,349
The Sherwin-Williams Co.	284	212,327
TimkenSteel Corp. *	2,659	12,524
Trinseo S.A.	1,413	53,680
Tronox Holdings plc, Class A	1,687	21,341
United States Steel Corp.	11,590	164,462
US Concrete, Inc. *	353	12,524
Valvoline, Inc.	884	20,146
Verso Corp., Class A	1,419	15,339
Vulcan Materials Co.	652	91,052
W.R. Grace & Co.	580	31,738
Warrior Met Coal, Inc.	2,251	39,212
Westlake Chemical Corp.	539	40,506
Westrock Co.	6,422	271,073
Worthington Industries, Inc.	834	43,134
		10,005,557

Media & Entertainment 4.6%
Activision Blizzard, Inc.	2,855	226,915
Alphabet, Inc., Class A *	805	1,412,292
Alphabet, Inc., Class C *	807	1,420,917
Altice USA, Inc., Class A *	3,650	123,808
AMC Entertainment Holdings, Inc., Class A (b)	3,651	15,590
AMC Networks, Inc., Class A *	1,198	39,498
Cable One, Inc.	12	23,768
Cars.com, Inc. *	1,844	20,597
Charter Communications, Inc., Class A *	807	526,156
Cinemark Holdings, Inc.	2,481	38,331
Comcast Corp., Class A	41,173	2,068,531
Discovery, Inc., Class A *	1,631	43,890
Discovery, Inc., Class C *	3,591	86,256

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DISH Network Corp., Class A *	2,547	91,361
Electronic Arts, Inc. *	1,222	156,110
Facebook, Inc., Class A *	4,309	1,193,464
Fox Corp., Class A	3,790	109,304
Fox Corp., Class B	1,770	50,233
Gannett Co., Inc. *	9,140	25,958
Gray Television, Inc. *	860	15,188
IAC/InterActiveCorp *	232	32,942
iHeartMedia, Inc., Class A *	1,580	18,889
John Wiley & Sons, Inc., Class A	733	25,318
Liberty Media Corp. - Liberty Formula One, Class C *	568	23,731
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,605	65,709
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,978	122,128
Liberty TripAdvisor Holdings, Inc., Class A *	2,557	7,032
Lions Gate Entertainment Corp., Class A *	797	7,763
Lions Gate Entertainment Corp., Class B *	1,598	14,350
Live Nation Entertainment, Inc. *	448	29,411
Madison Square Garden Entertainment Corp. *	78	5,929
Madison Square Garden Sports Corp. *	73	12,366
Meredith Corp.	1,086	22,100
MSG Networks, Inc., Class A *	574	6,968
National CineMedia, Inc.	2,783	9,379
Netflix, Inc. *	143	70,170
News Corp., Class A	5,981	105,565
News Corp., Class B	2,000	35,620
Nexstar Media Group, Inc., Class A	314	33,048
Omnicom Group, Inc.	2,599	163,737
Scholastic Corp.	736	17,458
Sinclair Broadcast Group, Inc., Class A	1,436	39,145
Sirius XM Holdings, Inc.	4,911	31,872
Spotify Technology S.A. *	55	16,025
Take-Two Interactive Software, Inc. *	229	41,337
TEGNA, Inc.	3,066	44,181
The E.W. Scripps Co., Class A	558	7,120
The Interpublic Group of Cos., Inc.	4,371	97,386
The Marcus Corp.	355	4,168
The New York Times Co., Class A	503	21,584
The Walt Disney Co.	13,267	1,963,649
TripAdvisor, Inc. *	1,097	28,632
Twitter, Inc. *	842	39,161
ViacomCBS, Inc., Class B	13,386	472,258
Yandex N.V., Class A *	649	44,755
Yelp, Inc. *	493	15,746
Zynga, Inc., Class A *	2,179	17,977
		11,402,776

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	13,307	1,391,646
Agilent Technologies, Inc.	1,215	142,033
Alexion Pharmaceuticals, Inc. *	800	97,688
Alkermes plc *	444	8,107
Amgen, Inc.	4,610	1,023,604
Bio-Rad Laboratories, Inc., Class A *	57	30,694
Bio-Techne Corp.	73	22,142
Biogen, Inc. *	1,142	274,274
BioMarin Pharmaceutical, Inc. *	127	9,995
Bristol-Myers Squibb Co.	10,430	650,832
Bruker Corp.	413	20,902
Catalent, Inc. *	360	34,610
Charles River Laboratories International, Inc. *	149	34,943
Elanco Animal Health, Inc. *	1,285	39,308
Eli Lilly and Co.	3,006	437,824
Emergent BioSolutions, Inc. *	140	11,470
Gilead Sciences, Inc.	18,765	1,138,473
Security	Number of Shares	Value ($)
Horizon Therapeutics plc *	120	8,452
ICON plc *	268	52,228
Illumina, Inc. *	195	62,808
Incyte Corp. *	138	11,667
IQVIA Holdings, Inc. *	1,000	168,990
Jazz Pharmaceuticals plc *	391	55,018
Johnson & Johnson	17,415	2,519,602
Lannett Co., Inc. *	826	5,088
Merck & Co., Inc.	18,628	1,497,505
Mettler-Toledo International, Inc. *	88	101,204
Myriad Genetics, Inc. *	1,342	23,539
Nektar Therapeutics *	317	5,196
PDL BioPharma, Inc. *	4,971	12,577
PerkinElmer, Inc.	409	54,397
Perrigo Co., plc	1,097	52,897
Pfizer, Inc.	59,343	2,273,430
PRA Health Sciences, Inc. *	185	20,757
Prestige Consumer Healthcare, Inc. *	348	12,378
Regeneron Pharmaceuticals, Inc. *	197	101,658
Syneos Health, Inc. *	248	16,328
Taro Pharmaceutical Industries Ltd. *	153	10,802
Thermo Fisher Scientific, Inc.	1,058	491,949
United Therapeutics Corp. *	686	90,991
Vertex Pharmaceuticals, Inc. *	69	15,715
Viatris, Inc. *	17,060	286,949
Waters Corp. *	380	88,164
Zoetis, Inc.	875	140,332
		13,549,166

Real Estate 2.5%
Acadia Realty Trust	689	9,784
Alexander & Baldwin, Inc.	1,336	20,908
Alexandria Real Estate Equities, Inc.	282	46,172
American Assets Trust, Inc.	293	8,406
American Campus Communities, Inc.	1,033	41,113
American Finance Trust, Inc.	889	6,561
American Homes 4 Rent, Class A	814	23,378
American Tower Corp.	890	205,768
Americold Realty Trust	307	10,478
Apartment Investment & Management Co., Class A	1,214	36,845
Apple Hospitality REIT, Inc.	3,876	51,396
Ashford Hospitality Trust, Inc.	2,789	7,391
AvalonBay Communities, Inc.	596	99,288
Boston Properties, Inc.	1,133	111,215
Brandywine Realty Trust	1,922	21,392
Brixmor Property Group, Inc.	3,900	59,553
Brookfield Property REIT, Inc., Class A (b)	1,191	18,663
Camden Property Trust	469	46,351
CBRE Group, Inc., Class A *	2,632	160,920
Chatham Lodging Trust	1,051	11,572
Colony Capital, Inc.	17,663	76,304
Columbia Property Trust, Inc.	1,598	22,340
CoreCivic, Inc.	4,040	28,644
CorePoint Lodging, Inc.	2,349	15,292
CoreSite Realty Corp.	101	12,664
Corporate Office Properties Trust	855	22,769
Cousins Properties, Inc.	530	17,707
Crown Castle International Corp.	1,329	222,701
CubeSmart	850	27,650
Cushman & Wakefield plc *	527	7,852
CyrusOne, Inc.	311	21,742
DiamondRock Hospitality Co.	3,742	28,140
Digital Realty Trust, Inc.	2,743	369,619
Diversified Healthcare Trust	10,875	47,959
Douglas Emmett, Inc.	839	25,984
Duke Realty Corp.	1,384	52,675
EastGroup Properties, Inc.	103	14,042

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Empire State Realty Trust, Inc., Class A	1,986	17,973
EPR Properties	615	22,152
Equinix, Inc.	202	140,954
Equity Commonwealth	631	16,728
Equity LifeStyle Properties, Inc.	462	27,069
Equity Residential	1,991	115,319
Essex Property Trust, Inc.	250	61,470
Extra Space Storage, Inc.	450	50,728
Federal Realty Investment Trust	414	36,109
First Industrial Realty Trust, Inc.	424	17,757
Franklin Street Properties Corp.	2,139	9,925
Front Yard Residential Corp.	770	12,566
Gaming & Leisure Properties, Inc.	941	39,089
Global Net Lease, Inc.	538	8,979
Healthcare Realty Trust, Inc.	663	19,558
Healthcare Trust of America, Inc., Class A	902	23,479
Healthpeak Properties, Inc.	3,184	91,890
Hersha Hospitality Trust	1,498	12,134
Highwoods Properties, Inc.	808	30,946
Host Hotels & Resorts, Inc.	12,357	173,369
Hudson Pacific Properties, Inc.	856	22,256
Investors Real Estate Trust	120	8,328
Invitation Homes, Inc.	1,208	34,525
Iron Mountain, Inc.	3,556	97,790
iStar, Inc.	866	12,211
JBG SMITH Properties	491	15,093
Jones Lang LaSalle, Inc. *	729	96,439
Kennedy-Wilson Holdings, Inc.	935	14,941
Kilroy Realty Corp.	480	29,357
Kimco Realty Corp.	3,737	53,962
Kite Realty Group Trust	1,278	18,403
Lamar Advertising Co., Class A	620	49,358
Lexington Realty Trust	1,841	18,797
Life Storage, Inc.	222	24,358
LTC Properties, Inc.	176	6,519
Mack-Cali Realty Corp.	1,102	15,053
Marcus & Millichap, Inc. *	191	6,847
Medical Properties Trust, Inc.	1,400	27,160
Mid-America Apartment Communities, Inc.	483	60,935
National Health Investors, Inc.	172	11,122
National Retail Properties, Inc.	674	25,410
New Senior Investment Group, Inc.	2,681	14,826
Newmark Group, Inc., Class A	1,295	9,091
Office Properties Income Trust	525	11,996
Omega Healthcare Investors, Inc.	1,139	40,116
Outfront Media, Inc.	2,413	45,702
Paramount Group, Inc.	2,187	20,230
Park Hotels & Resorts, Inc.	5,784	94,395
Pebblebrook Hotel Trust	1,295	23,957
Pennsylvania Real Estate Investment Trust	5,178	5,696
Physicians Realty Trust	637	11,052
Piedmont Office Realty Trust, Inc., Class A	1,625	25,399
PotlatchDeltic Corp.	365	16,987
Preferred Apartment Communities, Inc., Class A	701	5,475
Prologis, Inc.	1,473	147,374
PS Business Parks, Inc.	84	11,071
Public Storage	546	122,555
QTS Realty Trust, Inc., Class A	192	11,407
Rayonier, Inc.	1,147	32,311
Realogy Holdings Corp. *	8,957	110,261
Realty Income Corp.	913	54,753
Regency Centers Corp.	809	36,874
Retail Opportunity Investments Corp.	928	12,045
Retail Properties of America, Inc., Class A	3,751	30,383
RLJ Lodging Trust	3,387	41,762
RPT Realty	1,405	10,299
Ryman Hospitality Properties, Inc.	464	29,784
Sabra Health Care REIT, Inc.	1,012	16,678
Security	Number of Shares	Value ($)
SBA Communications Corp.	128	36,759
Seritage Growth Properties, Class A *	524	8,625
Service Properties Trust	6,241	74,018
Simon Property Group, Inc.	2,940	242,756
SITE Centers Corp.	3,297	33,267
SL Green Realty Corp.	1,159	67,106
Spirit Realty Capital, Inc.	698	25,714
STAG Industrial, Inc.	373	11,108
STORE Capital Corp.	627	20,415
Summit Hotel Properties, Inc.	1,806	15,694
Sun Communities, Inc.	225	31,275
Sunstone Hotel Investors, Inc.	3,852	40,446
Tanger Factory Outlet Centers, Inc.	2,552	24,116
Taubman Centers, Inc.	736	31,442
The GEO Group, Inc.	3,071	29,021
The Howard Hughes Corp. *	217	15,782
The Macerich Co. (b)	4,885	48,850
UDR, Inc.	1,172	45,087
Uniti Group, Inc.	4,541	46,681
Urban Edge Properties	1,099	14,265
Ventas, Inc.	3,723	178,369
VEREIT, Inc.	9,700	68,773
VICI Properties, Inc.	991	25,062
Vornado Realty Trust	1,613	62,762
Washington Prime Group, Inc.	30,533	31,144
Washington Real Estate Investment Trust	613	14,228
Weingarten Realty Investors	1,169	24,444
Welltower, Inc.	3,212	202,292
Weyerhaeuser Co.	8,192	237,896
WP Carey, Inc.	631	43,672
Xenia Hotels & Resorts, Inc.	2,379	33,520
		6,365,364

Retailing 5.8%
Aaron's Holdings Co., Inc.	1,101	69,286
Abercrombie & Fitch Co., Class A	3,961	82,151
Advance Auto Parts, Inc.	717	105,901
Amazon.com, Inc. *	399	1,264,048
American Eagle Outfitters, Inc.	5,679	102,165
Asbury Automotive Group, Inc. *	464	52,325
At Home Group, Inc. *	833	15,777
AutoNation, Inc. *	1,553	95,183
AutoZone, Inc. *	88	100,113
Bed Bath & Beyond, Inc.	19,612	411,068
Best Buy Co., Inc.	3,905	424,864
Big Lots, Inc.	2,211	114,242
Booking Holdings, Inc. *	242	490,885
Burlington Stores, Inc. *	199	43,489
Caleres, Inc.	2,765	32,544
CarMax, Inc. *	1,637	153,027
Chico's FAS, Inc.	21,743	32,832
Conn's, Inc. *	1,010	11,196
Core-Mark Holding Co., Inc.	2,826	88,143
Designer Brands, Inc., Class A	4,748	37,509
Dick's Sporting Goods, Inc.	2,094	118,960
Dillard's, Inc., Class A (b)	1,082	50,594
Dollar General Corp.	2,093	457,488
Dollar Tree, Inc. *	1,970	215,203
eBay, Inc.	7,648	385,689
Expedia Group, Inc.	1,186	147,645
Express, Inc. *	14,525	22,078
Five Below, Inc. *	156	24,398
Floor & Decor Holdings, Inc., Class A *	116	9,290
Foot Locker, Inc.	4,053	151,582
GameStop Corp., Class A *(b)	22,102	366,009
Genesco, Inc. *	1,462	45,863
Genuine Parts Co.	1,807	177,755
Group 1 Automotive, Inc.	681	80,910

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Groupon, Inc. *	652	19,664
GrubHub, Inc. *	186	13,083
Guess?, Inc.	1,995	33,496
Haverty Furniture Cos., Inc.	657	17,884
Hibbett Sports, Inc. *	780	32,105
Kohl's Corp.	11,519	370,912
L Brands, Inc.	6,996	271,515
Lithia Motors, Inc., Class A	347	100,387
LKQ Corp. *	3,305	116,402
Lowe's Cos., Inc.	6,365	991,794
Lumber Liquidators Holdings, Inc. *	791	22,844
Macy's, Inc.	35,332	360,740
MarineMax, Inc. *	345	11,330
MercadoLibre, Inc. *	16	24,853
Monro, Inc.	301	14,150
Murphy USA, Inc.	768	98,458
National Vision Holdings, Inc. *	405	17,338
Nordstrom, Inc. (b)	5,432	140,797
O'Reilly Automotive, Inc. *	468	207,062
Ollie's Bargain Outlet Holdings, Inc. *	173	15,234
Party City Holdco, Inc. *	10,625	48,663
Penske Automotive Group, Inc.	1,065	58,650
Pool Corp.	135	46,725
Qurate Retail, Inc., Class A	21,792	228,162
Rent-A-Center, Inc.	438	14,813
RH *	58	26,283
Ross Stores, Inc.	2,116	227,512
Sally Beauty Holdings, Inc. *	3,383	38,905
Shoe Carnival, Inc.	367	13,421
Signet Jewelers Ltd.	4,703	142,454
Sleep Number Corp. *	384	26,646
Sonic Automotive, Inc., Class A	1,189	48,012
Stamps.com, Inc. *	70	13,122
Target Corp.	6,974	1,252,042
The Buckle, Inc.	927	24,862
The Cato Corp., Class A	1,419	11,437
The Children's Place, Inc.	570	24,499
The Gap, Inc.	11,932	250,095
The Home Depot, Inc.	6,370	1,767,102
The Michaels Cos., Inc. *	4,513	44,634
The ODP Corp.	3,757	107,713
The TJX Cos., Inc.	10,108	641,959
Tiffany & Co.	859	112,941
Tractor Supply Co.	1,091	153,624
Ulta Beauty, Inc. *	328	90,331
Urban Outfitters, Inc. *	2,602	71,243
Williams-Sonoma, Inc.	1,002	109,689
Zumiez, Inc. *	458	16,987
		14,472,786

Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc. *	226	21,800
Advanced Micro Devices, Inc. *	338	31,319
Ambarella, Inc. *	103	8,047
Amkor Technology, Inc. *	2,076	30,600
Analog Devices, Inc.	1,286	178,857
Applied Materials, Inc.	6,439	531,089
Broadcom, Inc.	1,366	548,558
Brooks Automation, Inc.	242	17,664
Cirrus Logic, Inc. *	497	39,810
CMC Materials, Inc.	80	12,342
Cree, Inc. *	739	66,798
Diodes, Inc. *	264	17,941
Entegris, Inc.	364	33,714
First Solar, Inc. *	796	74,370
Intel Corp.	42,011	2,031,232
KLA Corp.	813	204,852
Kulicke & Soffa Industries, Inc.	636	19,366
Security	Number of Shares	Value ($)
Lam Research Corp.	695	314,599
Marvell Technology Group Ltd.	2,041	94,478
Maxim Integrated Products, Inc.	1,515	125,806
Microchip Technology, Inc.	882	118,532
Micron Technology, Inc. *	10,957	702,234
MKS Instruments, Inc.	296	40,842
Monolithic Power Systems, Inc.	56	17,918
NVIDIA Corp.	790	423,487
NXP Semiconductor N.V.	1,993	315,731
ON Semiconductor Corp. *	3,536	101,660
Photronics, Inc. *	844	9,782
Power Integrations, Inc.	231	16,491
Qorvo, Inc. *	860	134,745
QUALCOMM, Inc.	11,780	1,733,663
Semtech Corp. *	245	16,530
Silicon Laboratories, Inc. *	149	17,464
Skyworks Solutions, Inc.	1,194	168,557
Synaptics, Inc. *	367	28,542
Teradyne, Inc.	703	77,569
Texas Instruments, Inc.	5,838	941,378
Ultra Clean Holdings, Inc. *	263	8,321
Xilinx, Inc.	1,242	180,773
		9,457,461

Software & Services 6.0%
Accenture plc, Class A	2,802	697,950
ACI Worldwide, Inc. *	610	19,874
Adobe, Inc. *	516	246,891
Akamai Technologies, Inc. *	786	81,359
Alliance Data Systems Corp.	1,815	132,749
Amdocs Ltd.	1,551	102,071
ANSYS, Inc. *	174	58,822
Aspen Technology, Inc. *	170	22,856
Autodesk, Inc. *	235	65,854
Automatic Data Processing, Inc.	1,815	315,592
Black Knight, Inc. *	432	39,580
Blackbaud, Inc.	124	6,831
Booz Allen Hamilton Holding Corp.	736	63,877
Broadridge Financial Solutions, Inc.	548	80,490
CACI International, Inc., Class A *	183	43,424
Cadence Design Systems, Inc. *	598	69,547
Cardtronics plc, Class A *	366	8,886
CDK Global, Inc.	1,094	52,403
Cerence, Inc. *	295	26,771
Check Point Software Technologies Ltd. *	629	74,021
Citrix Systems, Inc.	776	96,162
Cognizant Technology Solutions Corp., Class A	5,328	416,277
CommVault Systems, Inc. *	299	14,280
Conduent, Inc. *	14,554	61,418
CSG Systems International, Inc.	285	12,363
DXC Technology Co.	10,348	226,725
Ebix, Inc.	295	10,033
EPAM Systems, Inc. *	86	27,720
Euronet Worldwide, Inc. *	238	31,997
EVERTEC, Inc.	322	11,969
ExlService Holdings, Inc. *	189	15,736
Fair Isaac Corp. *	64	30,258
Fidelity National Information Services, Inc.	1,506	223,505
Fiserv, Inc. *	1,809	208,361
FleetCor Technologies, Inc. *	247	65,507
Fortinet, Inc. *	138	17,006
Gartner, Inc. *	284	43,168
Genpact Ltd.	1,301	52,886
Global Payments, Inc.	470	91,739
GoDaddy, Inc., Class A *	160	12,726
International Business Machines Corp.	14,703	1,816,115
Intuit, Inc.	674	237,261
j2 Global, Inc. *	299	26,793

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	303	48,741
KBR, Inc.	1,481	41,127
Leidos Holdings, Inc.	1,116	112,381
LiveRamp Holdings, Inc. *	504	29,489
Manhattan Associates, Inc. *	265	27,094
ManTech International Corp., Class A	252	19,396
Mastercard, Inc., Class A	1,601	538,753
MAXIMUS, Inc.	595	42,727
Microsoft Corp.	21,202	4,538,712
MicroStrategy, Inc., Class A *	63	21,595
NIC, Inc.	384	8,999
NortonLifeLock, Inc.	7,746	141,210
Nuance Communications, Inc. *	812	35,022
Oracle Corp.	20,836	1,202,654
Palo Alto Networks, Inc. *	30	8,818
Paychex, Inc.	1,549	144,289
Paycom Software, Inc. *	21	8,759
PayPal Holdings, Inc. *	1,725	369,357
Pegasystems, Inc.	58	7,591
Perficient, Inc. *	212	9,652
Perspecta, Inc.	1,914	42,912
Progress Software Corp.	349	13,995
PTC, Inc. *	234	25,237
Sabre Corp.	4,989	56,126
salesforce.com, Inc. *	528	129,782
Science Applications International Corp.	492	45,530
Square, Inc., Class A *	70	14,767
SS&C Technologies Holdings, Inc.	504	34,721
Sykes Enterprises, Inc. *	620	23,331
Synopsys, Inc. *	319	72,572
Teradata Corp. *	2,524	55,351
The Western Union Co.	4,778	107,792
Tyler Technologies, Inc. *	48	20,525
Unisys Corp. *	784	11,431
Verint Systems, Inc. *	319	18,170
VeriSign, Inc. *	223	44,761
Virtusa Corp. *	187	9,365
Visa, Inc., Class A	3,742	787,130
VMware, Inc., Class A *	251	35,112
WEX, Inc. *	127	22,001
Xperi Holding Corp.	1,709	32,608
		14,919,438

Technology Hardware & Equipment 7.9%
3D Systems Corp. *	744	6,808
ADTRAN, Inc.	1,439	18,182
Amphenol Corp., Class A	1,371	179,340
Apple Inc.	103,785	12,355,604
Arista Networks, Inc. *	90	24,363
Arrow Electronics, Inc. *	2,476	226,925
Avnet, Inc.	7,312	221,919
Badger Meter, Inc.	138	11,377
Belden, Inc.	664	25,551
Benchmark Electronics, Inc.	1,504	36,577
CDW Corp.	878	114,570
Ciena Corp. *	671	30,061
Cisco Systems, Inc.	41,459	1,783,566
Cognex Corp.	387	29,079
Coherent, Inc. *	173	21,068
CommScope Holding Co., Inc. *	4,783	56,679
Comtech Telecommunications Corp.	348	6,633
Corning, Inc.	16,062	601,040
CTS Corp.	341	10,387
Dell Technologies, Inc., Class C *	958	66,131
Diebold Nixdorf, Inc. *	2,404	22,766
Dolby Laboratories, Inc., Class A	314	27,773
EchoStar Corp., Class A *	630	14,975
ePlus, Inc. *	196	16,525
Security	Number of Shares	Value ($)
F5 Networks, Inc. *	642	104,524
Fabrinet *	240	16,394
Fitbit, Inc., Class A *	1,906	13,685
Flex Ltd. *	12,542	203,557
FLIR Systems, Inc.	967	36,978
Hewlett Packard Enterprise Co.	46,431	512,598
HP, Inc.	17,971	394,104
II-VI, Inc. *	609	41,199
Insight Enterprises, Inc. *	764	54,611
InterDigital, Inc.	388	23,245
IPG Photonics Corp. *	164	33,950
Itron, Inc. *	208	16,351
Jabil, Inc.	3,652	139,579
Juniper Networks, Inc.	7,181	156,330
Keysight Technologies, Inc. *	391	46,936
Knowles Corp. *	928	15,757
Littelfuse, Inc.	124	29,826
Lumentum Holdings, Inc. *	159	13,734
Methode Electronics, Inc.	512	17,930
Motorola Solutions, Inc.	1,335	228,993
MTS Systems Corp.	319	11,175
National Instruments Corp.	797	29,832
NCR Corp. *	2,280	63,088
NetApp, Inc.	3,512	187,225
NETGEAR, Inc. *	476	15,142
NetScout Systems, Inc. *	1,145	26,816
OSI Systems, Inc. *	174	15,329
PC Connection, Inc.	313	14,288
Plantronics, Inc.	1,165	31,828
Plexus Corp. *	420	31,378
Rogers Corp. *	117	17,188
Sanmina Corp. *	2,204	70,120
ScanSource, Inc. *	1,136	28,514
Seagate Technology plc	5,005	294,344
Stratasys Ltd. *	468	8,003
SYNNEX Corp.	681	109,171
TE Connectivity Ltd.	2,906	331,197
Trimble, Inc. *	1,123	67,234
TTM Technologies, Inc. *	1,907	24,905
ViaSat, Inc. *	457	15,538
Viavi Solutions, Inc. *	716	9,698
Vishay Intertechnology, Inc.	2,017	39,049
Vontier Corp. *	542	17,978
Western Digital Corp.	6,403	287,367
Xerox Holdings Corp.	4,521	98,965
Zebra Technologies Corp., Class A *	125	47,302
		19,900,854

Telecommunication Services 3.1%
AT&T, Inc.	111,212	3,197,345
ATN International, Inc.	141	6,900
CenturyLink, Inc.	41,105	429,547
Cincinnati Bell, Inc. *	1,089	16,564
Cogent Communications Holdings, Inc.	181	10,523
Consolidated Communications Holdings, Inc. *	3,596	20,138
GCI Liberty, Inc., Class A *	186	16,948
Iridium Communications, Inc. *	360	11,552
Liberty Global plc, Class A *	3,950	88,954
Liberty Global plc, Class C *	9,686	209,605
Liberty Latin America Ltd., Class A *	825	9,364
Liberty Latin America Ltd., Class C *	1,999	22,609
Shenandoah Telecommunications Co.	215	9,555
T-Mobile US, Inc. *	3,034	403,340
Telephone and Data Systems, Inc.	3,345	63,488
United States Cellular Corp. *	342	10,722

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verizon Communications, Inc.	52,557	3,174,968
Vonage Holdings Corp. *	1,322	17,001
		7,719,123

Transportation 2.6%
Air Transport Services Group, Inc. *	566	17,399
Alaska Air Group, Inc.	656	33,436
Allegiant Travel Co.	68	11,573
AMERCO	91	37,695
American Airlines Group, Inc.	7,651	108,109
ArcBest Corp.	1,137	47,652
Atlas Air Worldwide Holdings, Inc. *	578	32,258
Atlas Corp.	1,763	19,957
Avis Budget Group, Inc. *	3,819	134,314
C.H. Robinson Worldwide, Inc.	1,914	179,859
Copa Holdings S.A., Class A	154	12,274
Costamare, Inc.	1,313	9,427
CSX Corp.	6,183	556,779
Delta Air Lines, Inc.	3,722	149,811
Echo Global Logistics, Inc. *	647	18,368
Expeditors International of Washington, Inc.	1,842	164,620
FedEx Corp.	4,468	1,280,439
Forward Air Corp.	360	26,305
Hawaiian Holdings, Inc.	539	10,920
Heartland Express, Inc.	517	9,554
Hub Group, Inc., Class A *	678	37,032
J.B. Hunt Transport Services, Inc.	766	103,624
JetBlue Airways Corp. *	2,250	33,953
Kansas City Southern	591	110,026
Kirby Corp. *	786	39,772
Knight-Swift Transportation Holdings, Inc.	1,217	50,250
Landstar System, Inc.	432	56,773
Macquarie Infrastructure Corp.	1,440	46,584
Marten Transport Ltd.	636	11,213
Norfolk Southern Corp.	2,107	499,401
Old Dominion Freight Line, Inc.	399	81,141
Ryder System, Inc.	2,732	161,789
Saia, Inc. *	197	34,384
Schneider National, Inc., Class B	813	16,992
SEACOR Holdings, Inc. *	293	9,733
SkyWest, Inc.	249	10,690
Southwest Airlines Co.	2,716	125,859
Spirit Airlines, Inc. *	512	11,587
Uber Technologies, Inc. *	269	13,359
Union Pacific Corp.	5,955	1,215,296
United Airlines Holdings, Inc. *	2,269	102,218
United Parcel Service, Inc., Class B	4,543	777,171
Werner Enterprises, Inc.	635	25,394
XPO Logistics, Inc. *	967	103,160
YRC Worldwide, Inc. *	4,276	25,699
		6,563,849

Utilities 3.3%
ALLETE, Inc.	525	29,526
Alliant Energy Corp.	1,561	82,109
Ameren Corp.	2,041	158,749
American Electric Power Co., Inc.	4,356	369,781
American States Water Co.	165	12,180
American Water Works Co., Inc.	810	124,238
Atlantica Sustainable Infrastructure plc	600	20,634
Atmos Energy Corp.	716	68,657
Avangrid, Inc.	464	21,595
Avista Corp.	781	29,303
Black Hills Corp.	482	29,320
California Water Service Group	270	13,360
CenterPoint Energy, Inc.	7,310	169,519
Chesapeake Utilities Corp.	102	10,609
Security	Number of Shares	Value ($)
Clearway Energy, Inc., Class A	203	5,509
Clearway Energy, Inc., Class C	322	9,425
CMS Energy Corp.	2,216	136,373
Consolidated Edison, Inc.	3,693	281,591
Dominion Energy, Inc.	4,981	390,959
DTE Energy Co.	1,726	217,148
Duke Energy Corp.	7,980	739,427
Edison International	3,885	238,384
Entergy Corp.	1,817	197,780
Essential Utilities, Inc.	732	33,145
Evergy, Inc.	2,614	144,842
Eversource Energy	2,304	201,623
Exelon Corp.	14,504	595,679
FirstEnergy Corp.	5,431	144,247
Hawaiian Electric Industries, Inc.	1,031	36,941
IDACORP, Inc.	360	32,609
MDU Resources Group, Inc.	2,545	63,472
MGE Energy, Inc.	209	14,352
National Fuel Gas Co.	792	32,607
New Jersey Resources Corp.	837	27,646
NextEra Energy, Inc.	8,649	636,480
NiSource, Inc.	3,175	76,835
Northwest Natural Holding Co.	227	10,878
NorthWestern Corp.	484	28,072
NRG Energy, Inc.	1,802	59,016
OGE Energy Corp.	1,862	60,310
ONE Gas, Inc.	397	31,434
Ormat Technologies, Inc.	197	15,526
Otter Tail Corp.	349	13,897
PG&E Corp. *	21,197	269,202
Pinnacle West Capital Corp.	1,230	100,675
PNM Resources, Inc.	694	34,082
Portland General Electric Co.	956	39,559
PPL Corp.	9,190	261,180
Public Service Enterprise Group, Inc.	5,176	301,657
Sempra Energy	1,775	226,277
SJW Group	106	6,954
South Jersey Industries, Inc.	763	17,564
Southwest Gas Holdings, Inc.	587	37,715
Spire, Inc.	444	28,398
The AES Corp.	12,328	251,984
The Southern Co.	9,030	540,445
UGI Corp.	2,816	99,912
Unitil Corp.	146	5,968
Vistra Corp.	5,516	103,039
WEC Energy Group, Inc.	1,882	178,696
Xcel Energy, Inc.	3,925	264,388
		8,383,482
Total Common Stock
(Cost $206,447,627)		249,597,456

Other Investment Companies 0.4% of net assets

Equity Fund 0.1%
iShares Core S&P Total U.S. Stock Market ETF	2,250	186,592

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	205,431	205,431

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	724,095	724,095
Total Other Investment Companies
(Cost $1,110,337)		1,116,118

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/18/20	4	724,640	2,239
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $701,824.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2020:
	Value at 2/29/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 11/30/20	Balance of Shares Held at 11/30/20	Dividends Received
The Charles Schwab Corp.	$159,373	$101,473	($32,927)	$5,277	$45,387	$278,583	5,711	$2,458

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$249,597,456	$—	$—	$249,597,456
Other Investment Companies[1]	1,116,118	—	—	1,116,118
Futures Contracts[2]	2,239	—	—	2,239
Total	$250,715,813	$—	$—	$250,715,813
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Adient plc *	124,782	3,904,429
American Axle & Manufacturing Holdings, Inc. *	122,233	972,975
Aptiv plc	56,806	6,742,872
Autoliv, Inc.	31,997	2,849,333
BorgWarner, Inc.	112,014	4,351,744
Cooper Tire & Rubber Co.	39,026	1,550,503
Dana, Inc.	83,294	1,402,671
Ford Motor Co.	3,524,777	32,004,975
General Motors Co.	933,005	40,902,939
Gentex Corp.	55,271	1,801,835
Harley-Davidson, Inc.	69,421	2,796,972
Lear Corp.	37,728	5,393,217
The Goodyear Tire & Rubber Co.	434,004	4,522,322
Thor Industries, Inc.	21,414	2,066,665
Visteon Corp. *	29,451	3,559,153
		114,822,605

Banks 5.6%
Bank of America Corp.	1,469,651	41,385,372
CIT Group, Inc.	90,135	3,018,621
Citigroup, Inc.	830,092	45,713,167
Citizens Financial Group, Inc.	141,188	4,611,200
Comerica, Inc.	47,842	2,353,826
Credicorp Ltd.	11,713	1,802,748
Fifth Third Bancorp	250,767	6,354,436
First Republic Bank	10,670	1,382,405
Huntington Bancshares, Inc.	208,375	2,517,170
JPMorgan Chase & Co.	638,777	75,299,033
KeyCorp	206,230	3,188,316
M&T Bank Corp.	33,782	3,935,265
New York Community Bancorp, Inc.	127,539	1,235,853
PacWest Bancorp	40,682	946,263
People's United Financial, Inc.	75,485	936,014
Regions Financial Corp.	249,967	3,816,996
The PNC Financial Services Group, Inc.	101,170	13,968,542
Truist Financial Corp.	191,920	8,908,926
U.S. Bancorp	365,655	15,799,953
Wells Fargo & Co.	1,823,624	49,876,116
Zions Bancorp NA	32,222	1,243,447
		288,293,669

Capital Goods 8.5%
3M Co.	133,798	23,110,928
A.O. Smith Corp.	25,635	1,443,507
Acuity Brands, Inc.	12,417	1,474,146
AECOM *	56,371	2,925,091
AerCap Holdings N.V. *	59,942	2,203,468
AGCO Corp.	30,151	2,789,269
Allison Transmission Holdings, Inc.	39,974	1,640,933
AMETEK, Inc.	24,772	2,936,225
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	11,750	1,701,752
Carrier Global Corp.	144,996	5,519,998
Caterpillar, Inc.	119,610	20,763,100
Cummins, Inc.	44,446	10,274,582
Curtiss-Wright Corp.	8,641	995,962
Deere & Co.	63,992	16,741,587
Donaldson Co., Inc.	23,809	1,267,591
Dover Corp.	26,820	3,272,845
Eaton Corp. plc	111,545	13,509,215
EMCOR Group, Inc.	20,944	1,804,954
Emerson Electric Co.	154,147	11,841,572
Fastenal Co.	70,338	3,478,214
Flowserve Corp.	41,453	1,412,718
Fluor Corp.	334,165	5,771,029
Fortive Corp.	30,387	2,131,040
Fortune Brands Home & Security, Inc.	30,881	2,578,563
GATX Corp.	15,095	1,203,977
General Dynamics Corp.	72,307	10,799,050
General Electric Co.	4,576,400	46,587,752
Graco, Inc.	18,670	1,264,706
HD Supply Holdings, Inc. *	43,519	2,427,490
Hexcel Corp.	23,980	1,187,490
Honeywell International, Inc.	109,154	22,258,684
Howmet Aerospace, Inc.	122,086	2,864,138
Hubbell, Inc.	11,596	1,873,798
Huntington Ingalls Industries, Inc.	11,393	1,825,045
IDEX Corp.	8,351	1,612,996
Illinois Tool Works, Inc.	57,586	12,155,829
ITT, Inc.	15,769	1,145,302
Jacobs Engineering Group, Inc.	32,215	3,474,066
Johnson Controls International plc	191,187	8,802,249
L3Harris Technologies, Inc.	18,747	3,599,236
Lennox International, Inc.	4,101	1,180,391
Lincoln Electric Holdings, Inc.	14,757	1,697,055
Lockheed Martin Corp.	31,371	11,450,415
Masco Corp.	40,858	2,192,849
MSC Industrial Direct Co., Inc., Class A	16,315	1,359,366
Nordson Corp.	5,923	1,207,167
Northrop Grumman Corp.	27,626	8,350,235
Oshkosh Corp.	23,718	1,909,299
Otis Worldwide Corp.	76,123	5,095,674
Owens Corning	37,542	2,735,685
PACCAR, Inc.	87,369	7,606,345
Parker-Hannifin Corp.	24,857	6,643,282
Pentair plc	37,094	1,922,211
Quanta Services, Inc.	57,923	3,958,458
Raytheon Technologies Corp.	352,259	25,264,015
Regal Beloit Corp.	13,841	1,647,633
Resideo Technologies, Inc. *	118,495	2,190,973
Rockwell Automation, Inc.	17,428	4,453,900
Roper Technologies, Inc.	5,832	2,490,264
Sensata Technologies Holding plc *	27,559	1,345,706
Snap-on, Inc.	14,229	2,502,170
Spirit AeroSystems Holdings, Inc., Class A	73,036	2,483,224
Stanley Black & Decker, Inc.	27,952	5,151,833
Textron, Inc.	97,179	4,382,773
The Boeing Co.	123,616	26,047,127

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Timken Co.	21,033	1,544,663
The Toro Co.	13,742	1,246,537
Trane Technologies plc	47,010	6,874,742
TransDigm Group, Inc.	5,413	3,135,155
Trinity Industries, Inc.	57,814	1,321,050
UFP Industries, Inc.	19,417	1,041,722
United Rentals, Inc. *	27,226	6,179,757
Univar Solutions, Inc. *	57,370	1,026,923
Valmont Industries, Inc.	8,309	1,354,201
W.W. Grainger, Inc.	11,019	4,609,248
Watsco, Inc.	7,030	1,598,341
WESCO International, Inc. *	50,822	3,314,611
Westinghouse Air Brake Technologies Corp.	16,938	1,241,555
Xylem, Inc.	20,240	1,942,433
		436,369,085

Commercial & Professional Services 0.6%
ABM Industries, Inc.	26,872	1,034,572
Cintas Corp.	8,695	3,089,334
Equifax, Inc.	11,847	1,977,264
IHS Markit Ltd.	23,878	2,374,906
ManpowerGroup, Inc.	48,157	4,172,804
Nielsen Holdings plc	190,261	3,076,520
Pitney Bowes, Inc.	281,822	1,606,385
Republic Services, Inc.	34,062	3,294,477
Robert Half International, Inc.	41,017	2,632,471
Verisk Analytics, Inc.	8,504	1,686,428
Waste Management, Inc.	66,007	7,863,414
		32,808,575

Consumer Durables & Apparel 1.7%
Brunswick Corp.	22,158	1,653,873
Capri Holdings Ltd. *	133,876	4,736,533
Carter's, Inc.	15,215	1,353,983
D.R. Horton, Inc.	63,781	4,751,685
Garmin Ltd.	18,396	2,147,917
Hanesbrands, Inc.	130,646	1,855,173
Hasbro, Inc.	23,987	2,231,511
Leggett & Platt, Inc.	39,753	1,713,354
Lennar Corp., Class A	44,641	3,386,466
Lululemon Athletica, Inc. *	4,848	1,794,827
Mattel, Inc. *	156,590	2,425,579
Mohawk Industries, Inc. *	25,324	3,186,519
Newell Brands, Inc.	129,066	2,743,943
NIKE, Inc., Class B	137,972	18,584,828
NVR, Inc. *	608	2,430,286
Polaris, Inc.	17,638	1,693,248
PulteGroup, Inc.	74,320	3,242,582
PVH Corp.	44,239	3,516,558
Ralph Lauren Corp.	24,131	2,069,233
Skechers U.S.A., Inc., Class A *	31,160	1,042,925
Tapestry, Inc.	141,271	4,000,795
Taylor Morrison Home Corp., Class A *	51,028	1,289,988
Toll Brothers, Inc.	40,292	1,907,826
Under Armour, Inc., Class A *	42,420	702,899
Under Armour, Inc., Class C *	45,384	660,337
VF Corp.	62,723	5,231,098
Whirlpool Corp.	30,019	5,841,998
		86,195,964

Consumer Services 1.9%
Aramark	79,716	2,790,060
Carnival Corp.	298,654	5,967,107
Chipotle Mexican Grill, Inc. *	2,079	2,680,725
Cracker Barrel Old Country Store, Inc.	7,472	1,042,942
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	26,815	2,895,484
Domino's Pizza, Inc.	4,467	1,753,610
Extended Stay America, Inc.	84,206	1,154,464
H&R Block, Inc.	72,777	1,368,208
Hilton Worldwide Holdings, Inc.	25,809	2,674,587
Las Vegas Sands Corp.	84,711	4,719,250
Marriott International, Inc., Class A	35,075	4,449,965
McDonald's Corp.	115,693	25,156,286
MGM Resorts International	131,508	3,715,101
Norwegian Cruise Line Holdings Ltd. *	95,961	2,194,628
Royal Caribbean Cruises Ltd.	55,072	4,340,224
Service Corp. International	23,400	1,138,176
Six Flags Entertainment Corp.	40,153	1,233,902
Starbucks Corp.	151,930	14,892,178
The Wendy's Co.	48,959	1,076,608
Wyndham Destinations, Inc.	33,920	1,426,675
Wynn Resorts Ltd.	19,524	1,962,162
Yum China Holdings, Inc.	55,209	3,112,683
Yum! Brands, Inc.	59,867	6,333,929
		98,078,954

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	19,166	1,669,742
Ally Financial, Inc.	256,876	7,616,373
American Express Co.	160,243	19,003,217
Ameriprise Financial, Inc.	40,767	7,551,679
Annaly Capital Management, Inc.	213,515	1,708,120
Berkshire Hathaway, Inc., Class B *	297,137	68,017,631
BlackRock, Inc.	14,330	10,007,356
Capital One Financial Corp.	231,962	19,865,226
Chimera Investment Corp.	80,794	828,946
CME Group, Inc.	21,097	3,692,608
Discover Financial Services	169,759	12,930,543
Equitable Holdings, Inc.	86,706	2,200,598
Evercore, Inc., Class A	14,205	1,291,661
Franklin Resources, Inc.	193,888	4,263,597
Intercontinental Exchange, Inc.	35,430	3,738,219
Invesco Ltd.	238,313	3,867,820
Jefferies Financial Group, Inc.	79,537	1,807,876
Lazard Ltd., Class A	38,294	1,429,132
LPL Financial Holdings, Inc.	16,373	1,486,177
Moody's Corp.	10,517	2,969,370
Morgan Stanley	267,373	16,531,673
MSCI, Inc.	3,778	1,546,789
Nasdaq, Inc.	9,906	1,267,869
Navient Corp.	221,685	2,077,189
New Residential Investment Corp.	143,976	1,333,218
Northern Trust Corp.	30,332	2,824,516
Raymond James Financial, Inc.	17,730	1,612,544
S&P Global, Inc.	14,783	5,200,364
Santander Consumer USA Holdings, Inc.	56,033	1,238,329
SEI Investments Co.	20,263	1,068,873
Starwood Property Trust, Inc.	58,532	1,050,064
State Street Corp.	77,925	5,492,154
Synchrony Financial	336,207	10,244,227
T. Rowe Price Group, Inc.	42,618	6,111,847
The Bank of New York Mellon Corp.	240,007	9,389,074
The Charles Schwab Corp. (b)	127,898	6,238,864
The Goldman Sachs Group, Inc.	100,829	23,249,151
Voya Financial, Inc.	61,118	3,522,230
		275,944,866

Energy 6.4%
Antero Resources Corp. *	564,736	2,213,765
Apache Corp.	186,793	2,407,762
Baker Hughes Co.	417,840	7,821,965
Cabot Oil & Gas Corp.	58,927	1,032,401

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chevron Corp.	746,930	65,117,357
Concho Resources, Inc.	31,850	1,830,738
ConocoPhillips	412,420	16,315,335
Delek US Holdings, Inc.	55,459	737,050
Devon Energy Corp.	153,492	2,147,353
EOG Resources, Inc.	123,421	5,785,976
Exxon Mobil Corp.	2,292,781	87,423,740
Halliburton Co.	390,399	6,476,719
Helmerich & Payne, Inc.	80,905	1,842,207
Hess Corp.	71,200	3,359,216
HollyFrontier Corp.	133,556	3,123,875
Kinder Morgan, Inc.	558,513	8,031,417
Marathon Oil Corp.	543,862	3,219,663
Marathon Petroleum Corp.	416,170	16,180,690
Murphy Oil Corp.	126,947	1,277,087
Nabors Industries Ltd. (a)	26,872	1,407,824
National Oilwell Varco, Inc.	366,939	4,498,672
Occidental Petroleum Corp.	607,087	9,567,691
Oceaneering International, Inc. *	160,603	974,860
ONEOK, Inc.	94,912	3,404,493
Patterson-UTI Energy, Inc.	230,755	994,554
PBF Energy, Inc., Class A	208,857	1,516,302
Peabody Energy Corp. *	253,088	341,669
Phillips 66	317,888	19,257,655
Pioneer Natural Resources Co.	25,445	2,559,258
Schlumberger N.V.	732,865	15,236,263
SM Energy Co.	227,499	962,321
Targa Resources Corp.	109,873	2,582,016
The Williams Cos., Inc.	262,686	5,511,152
Transocean Ltd. *	897,634	1,660,623
Valero Energy Corp.	372,534	20,031,153
World Fuel Services Corp.	142,961	4,062,952
WPX Energy, Inc. *	123,396	878,580
		331,792,354

Food & Staples Retailing 3.2%
Casey's General Stores, Inc.	10,155	1,844,960
Costco Wholesale Corp.	73,300	28,716,741
Performance Food Group Co. *	45,877	1,990,144
Rite Aid Corp. *(a)	154,964	2,045,525
SpartanNash Co.	75,278	1,421,249
Sprouts Farmers Market, Inc. *	49,303	1,043,744
Sysco Corp.	110,348	7,866,709
The Kroger Co.	522,285	17,235,405
United Natural Foods, Inc. *	163,187	2,814,976
US Foods Holding Corp. *	132,570	4,173,304
Walgreens Boots Alliance, Inc.	532,415	20,237,094
Walmart, Inc.	480,289	73,383,356
		162,773,207

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	487,757	19,427,361
Archer-Daniels-Midland Co.	419,352	20,871,149
Brown-Forman Corp., Class B	21,709	1,751,048
Bunge Ltd.	163,248	9,613,675
Campbell Soup Co.	32,414	1,621,348
Coca-Cola European Partners plc	46,175	2,063,099
Conagra Brands, Inc.	90,788	3,319,209
Constellation Brands, Inc., Class A	18,539	3,816,068
Darling Ingredients, Inc. *	38,134	1,841,110
Flowers Foods, Inc.	49,911	1,107,525
General Mills, Inc.	124,248	7,556,763
Hormel Foods Corp.	47,286	2,230,953
Ingredion, Inc.	28,483	2,197,463
Kellogg Co.	49,042	3,134,274
McCormick & Co., Inc. Non-Voting Shares	8,936	1,670,853
Molson Coors Beverage Co., Class B	65,893	3,031,078
Security	Number of Shares	Value ($)
Mondelez International, Inc., Class A	282,433	16,225,776
Monster Beverage Corp. *	29,352	2,488,463
PepsiCo, Inc.	204,090	29,435,901
Philip Morris International, Inc.	318,202	24,103,802
Sanderson Farms, Inc.	9,317	1,273,913
The Coca-Cola Co.	498,465	25,720,794
The Hershey Co.	18,040	2,667,936
The J.M. Smucker Co.	31,758	3,722,038
The Kraft Heinz Co.	207,343	6,829,878
Tyson Foods, Inc., Class A	113,915	7,427,258
		205,148,735

Health Care Equipment & Services 5.8%
Abbott Laboratories	137,331	14,861,961
AmerisourceBergen Corp.	48,360	4,986,400
Anthem, Inc.	76,218	23,743,431
Baxter International, Inc.	50,351	3,830,201
Becton Dickinson & Co.	18,828	4,421,567
Boston Scientific Corp. *	61,157	2,027,355
Cardinal Health, Inc.	189,493	10,344,423
Centene Corp. *	93,068	5,737,642
Cerner Corp.	42,225	3,160,119
Cigna Corp.	39,151	8,188,040
CVS Health Corp.	567,032	38,439,099
Danaher Corp.	37,950	8,524,708
DaVita, Inc. *	41,558	4,565,146
DENTSPLY SIRONA, Inc.	35,344	1,798,656
Edwards Lifesciences Corp. *	19,436	1,630,486
Encompass Health Corp.	15,898	1,281,061
HCA Healthcare, Inc.	70,714	10,614,879
Henry Schein, Inc. *	37,472	2,409,824
Hologic, Inc. *	24,850	1,717,880
Humana, Inc.	34,214	13,703,391
Intuitive Surgical, Inc. *	4,135	3,002,217
Laboratory Corp. of America Holdings *	16,341	3,265,585
Magellan Health, Inc. *	14,692	1,161,403
McKesson Corp.	100,244	18,034,898
MEDNAX, Inc. *	76,822	1,552,573
Medtronic plc	199,339	22,664,844
Molina Healthcare, Inc. *	9,228	1,883,712
Owens & Minor, Inc.	143,947	3,708,075
Patterson Cos., Inc.	60,560	1,681,146
Quest Diagnostics, Inc.	32,591	4,040,632
ResMed, Inc.	8,175	1,713,480
STERIS plc	7,385	1,431,287
Stryker Corp.	26,744	6,242,050
Tenet Healthcare Corp. *	62,917	1,977,481
The Cooper Cos., Inc.	3,215	1,077,732
UnitedHealth Group, Inc.	150,030	50,461,090
Universal Health Services, Inc., Class B	27,244	3,557,522
Varian Medical Systems, Inc. *	10,744	1,869,241
Zimmer Biomet Holdings, Inc.	21,349	3,183,563
		298,494,800

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	28,356	2,488,806
Colgate-Palmolive Co.	111,551	9,553,228
Kimberly-Clark Corp.	42,743	5,954,527
Nu Skin Enterprises, Inc., Class A	29,366	1,512,643
The Clorox Co.	13,421	2,723,926
The Estee Lauder Cos., Inc., Class A	16,996	4,169,459
The Procter & Gamble Co.	363,054	50,417,309
		76,819,898

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 3.4%
Aflac, Inc.	214,696	9,431,595
Alleghany Corp.	2,875	1,653,700
American Financial Group, Inc.	17,140	1,532,487
American International Group, Inc.	708,696	27,242,274
Aon plc, Class A	33,802	6,925,692
Arch Capital Group Ltd. *	42,185	1,358,146
Arthur J. Gallagher & Co.	18,474	2,132,084
Assurant, Inc.	11,568	1,493,660
Assured Guaranty Ltd.	64,093	1,931,122
Athene Holding Ltd., Class A *	28,970	1,284,819
Axis Capital Holdings Ltd.	27,220	1,363,994
Chubb Ltd.	73,333	10,840,817
Cincinnati Financial Corp.	24,753	1,889,892
CNO Financial Group, Inc.	86,316	1,836,804
Everest Re Group Ltd.	10,224	2,324,222
Fidelity National Financial, Inc.	63,635	2,290,224
First American Financial Corp.	26,017	1,260,263
Genworth Financial, Inc., Class A *	400,990	1,820,495
Globe Life, Inc.	20,109	1,872,148
Lincoln National Corp.	86,942	4,105,401
Loews Corp.	97,244	4,075,496
Markel Corp. *	1,295	1,261,110
Marsh & McLennan Cos., Inc.	63,297	7,256,368
MetLife, Inc.	278,895	12,876,582
Old Republic International Corp.	83,937	1,504,151
Primerica, Inc.	7,767	1,011,807
Principal Financial Group, Inc.	79,925	3,979,466
Prudential Financial, Inc.	159,038	12,026,454
Reinsurance Group of America, Inc.	19,157	2,208,419
RenaissanceRe Holdings Ltd.	6,034	993,438
The Allstate Corp.	99,631	10,197,233
The Hartford Financial Services Group, Inc.	99,725	4,407,845
The Progressive Corp.	71,746	6,249,794
The Travelers Cos., Inc.	139,675	18,108,864
Unum Group	109,242	2,428,450
W.R. Berkley Corp.	25,837	1,682,764
Willis Towers Watson plc	11,246	2,341,305
		177,199,385

Materials 3.7%
Air Products and Chemicals, Inc.	20,562	5,760,239
Albemarle Corp.	22,561	3,067,619
Alcoa Corp. *	208,954	4,158,185
AptarGroup, Inc.	8,801	1,111,742
Arconic Corp. *	29,474	810,830
Ashland Global Holdings, Inc.	15,542	1,168,292
Avery Dennison Corp.	15,147	2,262,053
Ball Corp.	29,490	2,831,335
Berry Global Group, Inc. *	27,462	1,455,486
Celanese Corp.	29,056	3,757,812
CF Industries Holdings, Inc.	72,571	2,706,898
Commercial Metals Co.	65,478	1,303,667
Corteva, Inc.	131,624	5,043,832
Crown Holdings, Inc. *	18,552	1,748,526
Domtar Corp.	59,565	1,792,906
Dow, Inc.	115,901	6,143,912
DuPont de Nemours, Inc.	263,649	16,725,893
Eastman Chemical Co.	56,463	5,499,496
Ecolab, Inc.	28,062	6,233,973
Freeport-McMoRan, Inc.	311,092	7,276,442
Graphic Packaging Holding Co.	92,699	1,420,149
Huntsman Corp.	101,300	2,509,201
International Flavors & Fragrances, Inc. (a)	11,863	1,329,842
International Paper Co.	169,306	8,377,261
Linde plc	55,276	14,173,872
LyondellBasell Industries N.V., Class A	159,848	13,603,065
Security	Number of Shares	Value ($)
Martin Marietta Materials, Inc.	9,029	2,398,373
Newmont Corp.	60,438	3,554,963
Nucor Corp.	157,055	8,433,853
O-I Glass, Inc.	139,931	1,584,019
Olin Corp.	100,733	2,205,045
Packaging Corp. of America	24,105	3,133,650
PPG Industries, Inc.	59,279	8,700,379
Reliance Steel & Aluminum Co.	31,578	3,719,888
RPM International, Inc.	19,573	1,722,620
Sealed Air Corp.	59,134	2,664,578
Sonoco Products Co.	28,665	1,664,290
Steel Dynamics, Inc.	97,023	3,513,203
The Chemours Co.	78,296	1,904,942
The Mosaic Co.	280,782	6,165,973
The Sherwin-Williams Co.	6,359	4,754,179
United States Steel Corp.	260,678	3,699,021
Vulcan Materials Co.	14,624	2,042,242
Westrock Co.	144,557	6,101,751
		190,235,497

Media & Entertainment 4.7%
Activision Blizzard, Inc.	63,981	5,085,210
Alphabet, Inc., Class A *	18,017	31,609,025
Alphabet, Inc., Class C *	18,086	31,844,744
Altice USA, Inc., Class A *	82,122	2,785,578
Charter Communications, Inc., Class A *	18,053	11,770,375
Cinemark Holdings, Inc.	55,662	859,978
Comcast Corp., Class A	923,744	46,408,898
Discovery, Inc., Class A *	35,791	963,136
Discovery, Inc., Class C *	81,755	1,963,755
DISH Network Corp., Class A *	57,342	2,056,857
Electronic Arts, Inc. *	27,349	3,493,835
Facebook, Inc., Class A *	96,676	26,776,352
Fox Corp., Class A	84,869	2,447,622
Fox Corp., Class B	39,976	1,134,519
IAC/InterActiveCorp *	5,193	737,354
Liberty Media Corp. - Liberty SiriusXM, Class A *	35,756	1,463,851
Liberty Media Corp. - Liberty SiriusXM, Class C *	67,537	2,769,692
Netflix, Inc. *	3,254	1,596,738
News Corp., Class A	134,724	2,377,879
News Corp., Class B	43,235	770,015
Omnicom Group, Inc.	58,420	3,680,460
The Interpublic Group of Cos., Inc.	97,942	2,182,148
The Walt Disney Co.	297,656	44,056,065
ViacomCBS, Inc., Class B	300,222	10,591,832
		239,425,918

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	298,637	31,231,458
Agilent Technologies, Inc.	27,218	3,181,784
Alexion Pharmaceuticals, Inc. *	17,946	2,191,386
Amgen, Inc.	103,456	22,971,370
Biogen, Inc. *	25,631	6,155,797
Bristol-Myers Squibb Co.	233,642	14,579,261
Eli Lilly and Co.	67,505	9,832,103
Gilead Sciences, Inc.	420,596	25,517,559
ICON plc *	5,919	1,153,495
Illumina, Inc. *	4,367	1,406,567
IQVIA Holdings, Inc. *	22,424	3,789,432
Jazz Pharmaceuticals plc *	8,733	1,228,820
Johnson & Johnson	390,689	56,524,885
Merck & Co., Inc.	417,932	33,597,554
Mettler-Toledo International, Inc. *	1,953	2,246,028
Perrigo Co., plc	24,430	1,178,015
Pfizer, Inc.	1,331,323	51,002,984

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	4,392	2,266,404
Thermo Fisher Scientific, Inc.	23,680	11,010,726
United Therapeutics Corp. *	15,331	2,033,504
Viatris, Inc. *	384,194	6,462,143
Waters Corp. *	8,472	1,965,589
Zoetis, Inc.	19,606	3,144,410
		294,671,274

Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	6,271	1,026,751
American Tower Corp.	19,979	4,619,145
Apple Hospitality REIT, Inc.	86,983	1,153,395
AvalonBay Communities, Inc.	13,389	2,230,473
Boston Properties, Inc.	25,422	2,495,424
Brixmor Property Group, Inc.	87,461	1,335,529
Camden Property Trust	10,550	1,042,656
CBRE Group, Inc., Class A *	59,132	3,615,330
Colony Capital, Inc.	396,454	1,712,681
CoreCivic, Inc.	90,530	641,858
Crown Castle International Corp.	29,873	5,005,819
Digital Realty Trust, Inc.	61,398	8,273,380
Diversified Healthcare Trust	243,987	1,075,983
Duke Realty Corp.	30,909	1,176,397
Equinix, Inc.	4,478	3,124,704
Equity Residential	44,674	2,587,518
Essex Property Trust, Inc.	5,589	1,374,223
Extra Space Storage, Inc.	10,030	1,130,682
Healthpeak Properties, Inc.	70,911	2,046,491
Host Hotels & Resorts, Inc.	277,609	3,894,854
Iron Mountain, Inc.	79,049	2,173,847
Jones Lang LaSalle, Inc. *	16,313	2,158,047
Kimco Realty Corp.	83,808	1,210,188
Lamar Advertising Co., Class A	13,807	1,099,175
Mid-America Apartment Communities, Inc.	10,834	1,366,817
Outfront Media, Inc.	54,073	1,024,143
Park Hotels & Resorts, Inc.	131,020	2,138,246
Prologis, Inc.	32,905	3,292,145
Public Storage	12,286	2,757,716
Realogy Holdings Corp. *	199,184	2,451,955
Realty Income Corp.	20,406	1,223,748
Service Properties Trust	140,710	1,668,821
Simon Property Group, Inc.	66,274	5,472,244
SL Green Realty Corp.	25,930	1,501,347
The Macerich Co. (a)	109,622	1,096,220
UDR, Inc.	26,336	1,013,146
Ventas, Inc.	83,501	4,000,533
VEREIT, Inc.	214,123	1,518,132
Vornado Realty Trust	36,125	1,405,624
Welltower, Inc.	72,348	4,556,477
Weyerhaeuser Co.	184,449	5,356,399
WP Carey, Inc.	14,139	978,560
		99,026,823

Retailing 5.9%
Aaron's Holdings Co., Inc.	24,642	1,550,721
Abercrombie & Fitch Co., Class A	88,833	1,842,396
Advance Auto Parts, Inc.	15,909	2,349,759
Amazon.com, Inc. *	8,939	28,319,110
American Eagle Outfitters, Inc.	127,739	2,298,025
Asbury Automotive Group, Inc. *	10,554	1,190,175
AutoNation, Inc. *	34,811	2,133,566
AutoZone, Inc. *	1,963	2,233,207
Bed Bath & Beyond, Inc.	439,643	9,214,917
Best Buy Co., Inc.	87,743	9,546,438
Big Lots, Inc.	49,523	2,558,853
Booking Holdings, Inc. *	5,424	11,002,313
Burlington Stores, Inc. *	4,388	958,954
Security	Number of Shares	Value ($)
CarMax, Inc. *	36,759	3,436,231
Core-Mark Holding Co., Inc.	63,110	1,968,401
Dick's Sporting Goods, Inc.	47,052	2,673,024
Dollar General Corp.	46,997	10,272,604
Dollar Tree, Inc. *	44,155	4,823,492
eBay, Inc.	171,585	8,653,032
Expedia Group, Inc.	26,448	3,292,512
Foot Locker, Inc.	91,038	3,404,821
GameStop Corp., Class A *(a)	497,766	8,243,005
Genuine Parts Co.	40,535	3,987,428
Group 1 Automotive, Inc.	15,296	1,817,318
Kohl's Corp.	259,365	8,351,553
L Brands, Inc.	156,941	6,090,880
Lithia Motors, Inc., Class A	7,822	2,262,905
LKQ Corp. *	73,543	2,590,185
Lowe's Cos., Inc.	142,614	22,222,114
Macy's, Inc.	790,254	8,068,493
Murphy USA, Inc.	17,196	2,204,527
Nordstrom, Inc. (a)	122,350	3,171,312
O'Reilly Automotive, Inc. *	10,477	4,635,444
Penske Automotive Group, Inc.	23,942	1,318,486
Qurate Retail, Inc., Class A	489,039	5,120,238
Ross Stores, Inc.	47,469	5,103,867
Signet Jewelers Ltd.	105,492	3,195,353
Target Corp.	156,344	28,068,438
The Gap, Inc.	267,823	5,613,570
The Home Depot, Inc.	142,778	39,608,045
The ODP Corp.	84,429	2,420,579
The TJX Cos., Inc.	226,595	14,391,048
Tiffany & Co.	19,291	2,536,381
Tractor Supply Co.	24,475	3,446,325
Ulta Beauty, Inc. *	7,408	2,040,163
Urban Outfitters, Inc. *	58,294	1,596,090
Williams-Sonoma, Inc.	22,690	2,483,874
		304,310,172

Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	28,635	3,982,556
Applied Materials, Inc.	144,178	11,891,802
Broadcom, Inc.	30,626	12,298,789
Intel Corp.	942,378	45,563,976
KLA Corp.	18,232	4,593,917
Lam Research Corp.	15,588	7,056,064
Marvell Technology Group Ltd.	45,811	2,120,591
Maxim Integrated Products, Inc.	33,672	2,796,123
Microchip Technology, Inc.	19,616	2,636,194
Micron Technology, Inc. *	245,589	15,739,799
NVIDIA Corp.	17,722	9,500,055
NXP Semiconductor N.V.	44,849	7,104,979
ON Semiconductor Corp. *	79,631	2,289,391
Qorvo, Inc. *	19,304	3,024,551
QUALCOMM, Inc.	264,189	38,880,695
Skyworks Solutions, Inc.	26,761	3,777,850
Teradyne, Inc.	15,764	1,739,400
Texas Instruments, Inc.	130,974	21,119,558
Xilinx, Inc.	27,988	4,073,653
		200,189,943

Software & Services 6.1%
Accenture plc, Class A	62,834	15,651,321
Adobe, Inc. *	11,535	5,519,152
Akamai Technologies, Inc. *	17,607	1,822,501
Alliance Data Systems Corp.	40,819	2,985,502
Amdocs Ltd.	35,019	2,304,600
ANSYS, Inc. *	3,904	1,319,786
Autodesk, Inc. *	5,255	1,472,609
Automatic Data Processing, Inc.	40,747	7,085,088

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Booz Allen Hamilton Holding Corp.	16,529	1,434,552
Broadridge Financial Solutions, Inc.	12,360	1,815,437
CACI International, Inc., Class A *	4,105	974,076
Cadence Design Systems, Inc. *	13,363	1,554,117
CDK Global, Inc.	24,487	1,172,927
Check Point Software Technologies Ltd. *	14,087	1,657,758
Citrix Systems, Inc.	17,384	2,154,225
Cognizant Technology Solutions Corp., Class A	119,659	9,348,958
Conduent, Inc. *	326,506	1,377,855
DXC Technology Co.	232,338	5,090,526
Fidelity National Information Services, Inc.	33,839	5,022,046
Fiserv, Inc. *	40,518	4,666,863
FleetCor Technologies, Inc. *	5,534	1,467,672
Genpact Ltd.	29,169	1,185,720
Global Payments, Inc.	10,412	2,032,318
International Business Machines Corp.	329,780	40,734,426
Intuit, Inc.	15,121	5,322,894
Jack Henry & Associates, Inc.	6,791	1,092,400
Leidos Holdings, Inc.	25,009	2,518,406
Mastercard, Inc., Class A	35,821	12,054,125
MAXIMUS, Inc.	13,592	976,042
Microsoft Corp.	475,699	101,832,885
NortonLifeLock, Inc.	173,857	3,169,413
Oracle Corp.	467,353	26,975,615
Paychex, Inc.	34,780	3,239,757
PayPal Holdings, Inc. *	38,630	8,271,456
Perspecta, Inc.	42,960	963,163
Sabre Corp.	112,076	1,260,855
salesforce.com, Inc. *	11,833	2,908,551
Science Applications International Corp.	11,022	1,019,976
Synopsys, Inc. *	7,131	1,622,303
Teradata Corp. *	56,638	1,242,071
The Western Union Co.	106,288	2,397,857
VeriSign, Inc. *	4,940	991,557
Visa, Inc., Class A	83,952	17,659,303
		315,368,664

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	30,764	4,024,239
Apple Inc.	2,328,179	277,169,710
Arrow Electronics, Inc. *	55,178	5,057,064
Avnet, Inc.	164,650	4,997,127
CDW Corp.	19,487	2,542,859
Cisco Systems, Inc.	930,009	40,008,987
CommScope Holding Co., Inc. *	107,332	1,271,884
Corning, Inc.	359,856	13,465,812
Dell Technologies, Inc., Class C *	21,429	1,479,244
F5 Networks, Inc. *	14,398	2,344,138
Flex Ltd. *	280,265	4,548,701
FLIR Systems, Inc.	21,690	829,426
Hewlett Packard Enterprise Co.	1,043,234	11,517,303
HP, Inc.	402,807	8,833,558
Insight Enterprises, Inc. *	17,090	1,221,593
Jabil, Inc.	82,106	3,138,091
Juniper Networks, Inc.	161,221	3,509,781
Motorola Solutions, Inc.	29,889	5,126,860
NCR Corp. *	51,066	1,412,996
NetApp, Inc.	78,850	4,203,493
Sanmina Corp. *	48,942	1,557,090
Seagate Technology plc	112,087	6,591,836
SYNNEX Corp.	15,403	2,469,255
TE Connectivity Ltd.	65,389	7,452,384
Trimble, Inc. *	25,118	1,503,815
Vontier Corp. *	12,164	403,480
Security	Number of Shares	Value ($)
Western Digital Corp.	144,179	6,470,754
Xerox Holdings Corp.	100,357	2,196,815
		425,348,295

Telecommunication Services 3.3%
AT&T, Inc.	2,494,683	71,722,137
CenturyLink, Inc.	924,282	9,658,747
Liberty Global plc, Class A *	89,662	2,019,188
Liberty Global plc, Class C *	216,483	4,684,692
T-Mobile US, Inc. *	68,199	9,066,375
Telephone and Data Systems, Inc.	75,049	1,424,430
Verizon Communications, Inc.	1,179,007	71,223,813
		169,799,382

Transportation 2.6%
American Airlines Group, Inc.	170,045	2,402,736
Avis Budget Group, Inc. *	85,190	2,996,132
C.H. Robinson Worldwide, Inc.	42,875	4,028,964
CSX Corp.	138,531	12,474,717
Delta Air Lines, Inc.	83,934	3,378,343
Expeditors International of Washington, Inc.	41,265	3,687,853
FedEx Corp.	100,163	28,704,713
J.B. Hunt Transport Services, Inc.	17,170	2,322,758
Kansas City Southern	13,267	2,469,917
Kirby Corp. *	17,593	890,206
Knight-Swift Transportation Holdings, Inc.	27,231	1,124,368
Landstar System, Inc.	9,628	1,265,312
Macquarie Infrastructure Corp.	32,260	1,043,611
Norfolk Southern Corp.	47,326	11,217,208
Old Dominion Freight Line, Inc.	9,062	1,842,848
Ryder System, Inc.	61,391	3,635,575
Southwest Airlines Co.	61,616	2,855,285
Union Pacific Corp.	133,545	27,253,864
United Airlines Holdings, Inc. *	51,591	2,324,175
United Parcel Service, Inc., Class B	101,921	17,435,625
XPO Logistics, Inc. *	21,671	2,311,862
		135,666,072

Utilities 3.4%
Alliant Energy Corp.	34,815	1,831,269
Ameren Corp.	45,702	3,554,701
American Electric Power Co., Inc.	97,831	8,304,874
American Water Works Co., Inc.	18,126	2,780,166
Atmos Energy Corp.	16,061	1,540,089
CenterPoint Energy, Inc.	163,243	3,785,605
CMS Energy Corp.	49,656	3,055,830
Consolidated Edison, Inc.	82,942	6,324,327
Dominion Energy, Inc.	111,602	8,759,641
DTE Energy Co.	38,827	4,884,825
Duke Energy Corp.	179,135	16,598,649
Edison International	87,063	5,342,186
Entergy Corp.	40,729	4,433,352
Evergy, Inc.	58,258	3,228,076
Eversource Energy	51,565	4,512,453
Exelon Corp.	325,251	13,358,059
FirstEnergy Corp.	121,957	3,239,178
MDU Resources Group, Inc.	57,054	1,422,927
NextEra Energy, Inc.	193,872	14,267,040
NiSource, Inc.	71,308	1,725,654
NRG Energy, Inc.	39,996	1,309,869
OGE Energy Corp.	41,764	1,352,736
PG&E Corp. *	477,484	6,064,047
Pinnacle West Capital Corp.	27,613	2,260,124
Portland General Electric Co.	21,423	886,484
PPL Corp.	206,115	5,857,788

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	115,950	6,757,566
Sempra Energy	39,970	5,095,376
Southwest Gas Holdings, Inc.	13,157	845,337
The AES Corp.	276,603	5,653,765
The Southern Co.	202,451	12,116,692
UGI Corp.	63,325	2,246,771
Vistra Corp.	124,023	2,316,750
WEC Energy Group, Inc.	42,405	4,026,355
Xcel Energy, Inc.	88,284	5,946,810
		175,685,371
Total Common Stock
(Cost $4,522,459,165)		5,134,469,508

Other Investment Companies 0.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	2,738,091	2,738,091

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	14,911,720	14,911,720
Total Other Investment Companies
(Cost $17,649,811)		17,649,811

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/18/20	91	16,485,560	318,814
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,498,845.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2020:
	Value at 2/29/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 11/30/20	Balance of Shares Held at 11/30/20	Dividends Received
The Charles Schwab Corp.	$3,669,008	$2,705,380	($1,224,942)	$120,577	$968,841	$6,238,864	127,898	$56,530

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,134,469,508	$—	$—	$5,134,469,508
Other Investment Companies[1]	17,649,811	—	—	17,649,811
Futures Contracts[2]	318,814	—	—	318,814
Total	$5,152,438,133	$—	$—	$5,152,438,133
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.9%
Cooper-Standard Holding, Inc. *	341,104	11,570,248
Dorman Products, Inc. *	42,727	3,946,693
Fox Factory Holding Corp. *	11,377	992,871
Gentherm, Inc. *	62,678	3,563,871
LCI Industries	46,593	5,860,467
Modine Manufacturing Co. *	358,525	3,915,093
Patrick Industries, Inc.	37,770	2,381,021
Standard Motor Products, Inc.	55,969	2,590,805
Stoneridge, Inc. *	56,052	1,505,557
Tenneco, Inc., Class A *	749,325	7,980,311
Tesla, Inc. *	26,666	15,135,622
Veoneer, Inc. *	267,080	5,322,904
Winnebago Industries, Inc.	42,674	2,258,735
		67,024,198

Banks 7.5%
Associated Banc-Corp.	266,876	4,088,540
Atlantic Union Bankshares Corp.	59,296	1,773,543
Axos Financial, Inc. *	42,337	1,418,290
BancorpSouth Bank	128,872	3,266,905
Bank of Hawaii Corp.	54,376	4,071,675
Bank OZK	148,454	4,150,774
BankUnited, Inc.	210,821	6,010,507
Banner Corp.	44,111	1,823,108
Berkshire Hills Bancorp, Inc.	70,570	1,157,348
BOK Financial Corp.	42,723	2,860,305
Boston Private Financial Holdings, Inc.	183,655	1,314,970
Brookline Bancorp, Inc.	83,673	951,362
Cadence BanCorp	101,266	1,411,648
Capitol Federal Financial, Inc.	190,239	2,343,745
Cathay General Bancorp	98,549	2,784,009
Central Pacific Financial Corp.	69,032	1,131,435
Columbia Banking System, Inc.	82,736	2,615,285
Commerce Bancshares, Inc.	74,764	4,931,433
Community Bank System, Inc.	36,247	2,256,376
Cullen/Frost Bankers, Inc.	62,236	5,222,223
CVB Financial Corp.	93,543	1,776,382
Eagle Bancorp, Inc.	26,318	967,976
East West Bancorp, Inc.	177,570	7,585,790
Essent Group Ltd.	61,940	2,716,688
F.N.B. Corp.	524,186	4,628,562
Federal Agricultural Mortgage Corp., Class C	13,032	882,266
First BanCorp	277,891	2,206,455
First Citizens BancShares, Inc., Class A	6,970	3,684,272
First Commonwealth Financial Corp.	139,226	1,346,315
First Financial Bancorp	105,737	1,697,079
First Financial Bankshares, Inc.	53,900	1,801,338
First Hawaiian, Inc.	189,193	4,147,111
First Horizon Corp.	700,014	8,554,171
First Interstate BancSystem, Inc., Class A	28,003	1,065,514
First Merchants Corp.	35,507	1,183,093
Security	Number of Shares	Value ($)
First Midwest Bancorp, Inc.	126,004	1,762,796
Flagstar Bancorp, Inc.	37,861	1,326,649
Fulton Financial Corp.	300,735	3,705,055
Glacier Bancorp, Inc.	65,339	2,663,871
Great Western Bancorp, Inc.	122,171	2,007,270
Hancock Whitney Corp.	151,123	4,245,045
Heartland Financial USA, Inc.	26,492	1,032,658
Hilltop Holdings, Inc.	90,076	2,169,931
Home BancShares, Inc.	167,479	3,100,036
Hope Bancorp, Inc.	217,540	2,062,279
Independent Bank Corp.	20,062	1,356,994
International Bancshares Corp.	71,653	2,322,274
Investors Bancorp, Inc.	321,498	3,112,101
MGIC Investment Corp.	582,230	6,963,471
National Bank Holdings Corp., Class A	43,229	1,391,109
NBT Bancorp, Inc.	51,451	1,540,957
Northwest Bancshares, Inc.	163,875	1,938,641
OFG Bancorp	109,160	1,828,430
Old National Bancorp	184,641	2,922,867
Park National Corp.	17,892	1,809,060
Pinnacle Financial Partners, Inc.	47,317	2,562,689
Popular, Inc.	141,669	6,875,197
Prosperity Bancshares, Inc.	72,627	4,563,154
Provident Financial Services, Inc.	99,279	1,555,702
Radian Group, Inc.	312,501	5,900,019
Renasant Corp.	45,376	1,400,757
S&T Bancorp, Inc.	38,060	852,163
Sandy Spring Bancorp, Inc.	33,698	992,743
Signature Bank	44,856	5,032,395
Simmons First National Corp., Class A	80,217	1,564,232
South State Corp.	34,703	2,306,708
Sterling Bancorp	170,740	2,728,425
SVB Financial Group *	30,785	10,616,515
Synovus Financial Corp.	265,320	8,376,152
TCF Financial Corp.	106,196	3,568,186
Texas Capital Bancshares, Inc. *	67,369	3,765,927
The Bank of NT Butterfield & Son Ltd.	71,496	2,263,563
Towne Bank	53,133	1,155,643
Trustmark Corp.	95,662	2,374,331
UMB Financial Corp.	45,925	3,123,359
Umpqua Holdings Corp.	416,721	5,788,255
United Bankshares, Inc.	116,791	3,419,641
United Community Banks, Inc.	78,392	1,874,353
Valley National Bancorp	384,646	3,515,664
Walker & Dunlop, Inc.	49,178	3,934,732
Washington Federal, Inc.	148,776	3,476,895
Webster Financial Corp.	131,030	4,958,175
WesBanco, Inc.	63,025	1,804,406
Westamerica BanCorp	20,636	1,137,456
Western Alliance Bancorp	63,759	3,268,924
Wintrust Financial Corp.	71,089	3,873,640
WSFS Financial Corp.	29,287	1,116,713
		258,834,701

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 11.8%
AAON, Inc.	28,194	1,836,275
AAR Corp.	153,296	4,349,008
Advanced Drainage Systems, Inc.	18,042	1,258,429
Aegion Corp. *	133,135	2,283,265
Aerojet Rocketdyne Holdings, Inc. *	30,887	1,156,100
Air Lease Corp.	164,966	6,032,807
Alamo Group, Inc.	18,015	2,444,996
Albany International Corp., Class A	34,326	2,352,361
Allegion plc	53,164	6,062,823
Altra Industrial Motion Corp.	61,180	3,472,577
American Woodmark Corp. *	25,440	2,226,254
Apogee Enterprises, Inc.	112,077	2,940,900
Applied Industrial Technologies, Inc.	93,130	7,304,186
Arcosa, Inc.	138,333	7,178,099
Argan, Inc.	42,163	1,939,076
Armstrong World Industries, Inc.	42,499	3,274,973
Astec Industries, Inc.	65,426	3,794,708
Astronics Corp. *	78,083	891,708
Atkore International Group, Inc. *	76,600	2,985,868
AZZ, Inc.	69,748	3,110,063
Barnes Group, Inc.	93,454	4,299,819
Beacon Roofing Supply, Inc. *	196,900	7,165,191
BMC Stock Holdings, Inc. *	154,418	7,557,217
Builders FirstSource, Inc. *	160,480	6,003,557
BWX Technologies, Inc.	79,599	4,527,591
CAI International, Inc.	42,872	1,356,899
Chart Industries, Inc. *	34,816	3,598,582
CIRCOR International, Inc. *	59,509	1,967,963
Colfax Corp. *	194,336	7,011,643
Columbus McKinnon Corp.	29,826	1,127,125
Comfort Systems USA, Inc.	72,920	3,674,439
Crane Co.	89,703	6,237,050
Cubic Corp.	50,085	2,932,978
Douglas Dynamics, Inc.	25,589	1,001,042
DXP Enterprises, Inc. *	67,861	1,429,153
Dycom Industries, Inc. *	114,103	7,172,515
Encore Wire Corp.	61,909	3,198,838
Enerpac Tool Group Corp.	134,907	3,020,568
EnerSys	96,533	7,897,365
EnPro Industries, Inc.	46,656	3,303,711
ESCO Technologies, Inc.	20,870	2,064,043
Federal Signal Corp.	71,071	2,205,333
Franklin Electric Co., Inc.	58,278	3,939,010
Generac Holdings, Inc. *	35,472	7,647,763
Gibraltar Industries, Inc. *	37,680	2,466,533
GMS, Inc. *	114,686	3,581,644
Granite Construction, Inc.	251,170	6,183,805
Griffon Corp.	118,562	2,472,018
H&E Equipment Services, Inc.	133,117	3,578,185
HEICO Corp.	13,373	1,652,635
HEICO Corp., Class A	26,098	2,890,353
Herc Holdings, Inc. *	77,199	4,421,959
Hillenbrand, Inc.	163,413	6,123,085
Hyster-Yale Materials Handling, Inc.	48,076	2,646,103
Ingersoll Rand, Inc. *	134,500	5,954,315
Insteel Industries, Inc.	68,838	1,592,223
JELD-WEN Holding, Inc. *	166,213	4,020,692
John Bean Technologies Corp.	22,857	2,527,070
Kadant, Inc.	9,080	1,161,423
Kaman Corp.	66,156	3,459,297
Kennametal, Inc.	157,059	5,495,494
Lindsay Corp.	20,176	2,336,784
Lydall, Inc. *	81,988	2,246,471
Masonite International Corp. *	55,472	5,549,974
MasTec, Inc. *	139,790	7,927,491
Maxar Technologies, Inc.	160,498	4,463,449
Meritor, Inc. *	138,420	3,654,288
Security	Number of Shares	Value ($)
Moog, Inc., Class A	94,626	7,320,267
MRC Global, Inc. *	557,546	3,222,616
Mueller Industries, Inc.	182,589	5,981,616
Mueller Water Products, Inc., Class A	246,827	2,929,836
MYR Group, Inc. *	74,770	3,822,990
National Presto Industries, Inc.	14,450	1,228,973
Navistar International Corp. *	74,849	3,312,817
NOW, Inc. *	659,821	3,681,801
nVent Electric plc	314,311	7,229,153
Primoris Services Corp.	176,175	4,272,244
Proto Labs, Inc. *	11,981	1,655,295
Quanex Building Products Corp.	116,526	2,400,436
Raven Industries, Inc.	58,324	1,470,931
RBC Bearings, Inc. *	15,557	2,626,644
REV Group, Inc.	129,143	1,193,281
Rexnord Corp.	125,891	4,722,171
Rush Enterprises, Inc., Class A	199,263	7,637,751
Simpson Manufacturing Co., Inc.	45,403	4,172,536
SiteOne Landscape Supply, Inc. *	17,752	2,451,551
SPX FLOW, Inc. *	77,299	4,141,680
Standex International Corp.	28,141	2,123,520
Teledyne Technologies, Inc. *	20,283	7,665,757
Tennant Co.	24,857	1,669,396
Terex Corp.	339,011	10,509,341
The Greenbrier Cos., Inc.	238,187	7,948,300
The Manitowoc Co., Inc. *	115,856	1,287,160
The Middleby Corp. *	66,851	9,091,067
Titan Machinery, Inc. *	131,044	2,394,174
Trex Co., Inc. *	40,599	3,037,617
TriMas Corp. *	69,105	1,847,177
Triton International Ltd.	109,536	4,957,599
Tutor Perini Corp. *	461,718	6,242,427
Vectrus, Inc. *	29,771	1,419,184
Wabash National Corp.	341,025	6,029,322
Watts Water Technologies, Inc., Class A	32,650	3,824,947
Welbilt, Inc. *	204,906	1,936,362
Woodward, Inc.	64,060	7,163,830
		408,260,931

Commercial & Professional Services 5.2%
ACCO Brands Corp.	407,147	3,118,746
ADT, Inc.	170,957	1,328,336
ASGN, Inc. *	81,411	6,364,712
Brady Corp., Class A	62,310	2,752,856
CBIZ, Inc. *	67,591	1,637,054
Cimpress plc *	16,170	1,449,317
Clean Harbors, Inc. *	86,930	6,291,124
Copart, Inc. *	66,527	7,680,542
CoreLogic, Inc.	113,027	8,759,592
CoStar Group, Inc. *	4,843	4,409,890
Covanta Holding Corp.	368,923	4,574,645
Deluxe Corp.	217,772	5,605,451
Exponent, Inc.	22,712	1,885,323
FTI Consulting, Inc. *	41,103	4,316,637
Harsco Corp. *	206,475	3,499,751
Healthcare Services Group, Inc.	169,554	4,013,343
Herman Miller, Inc.	170,691	6,083,427
HNI Corp.	146,195	5,330,270
Huron Consulting Group, Inc. *	33,117	1,459,466
IAA, Inc. *	96,602	5,788,392
ICF International, Inc.	33,320	2,413,368
Insperity, Inc.	35,658	3,048,759
Interface, Inc.	225,282	1,879,978
KAR Auction Services, Inc.	221,241	3,993,400
Kelly Services, Inc., Class A	375,109	7,674,730
Kforce, Inc.	68,899	2,828,304
Knoll, Inc.	153,183	2,092,480
Korn Ferry	113,713	4,553,069

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Matthews International Corp., Class A	103,756	2,773,398
McGrath RentCorp	33,458	2,129,267
MSA Safety, Inc.	22,636	3,382,724
Quad/Graphics, Inc.	753,087	2,334,570
R.R. Donnelley & Sons Co.	2,086,742	2,921,439
Resources Connection, Inc.	150,605	1,823,827
Rollins, Inc.	69,928	3,998,483
SP Plus Corp. *	82,486	2,345,902
Steelcase, Inc., Class A	348,517	4,234,482
Stericycle, Inc. *	104,022	7,327,310
Team, Inc. *	182,557	1,590,071
Tetra Tech, Inc.	58,751	7,006,057
The Brink's Co.	55,234	3,706,201
TransUnion	64,368	5,863,281
TriNet Group, Inc. *	19,550	1,466,250
TrueBlue, Inc. *	254,640	4,863,624
UniFirst Corp.	22,641	4,185,868
US Ecology, Inc.	30,390	1,029,917
Viad Corp.	89,007	2,667,540
		180,483,173

Consumer Durables & Apparel 5.0%
Acushnet Holdings Corp.	54,326	2,048,090
American Outdoor Brands, Inc. *	52,582	730,101
Beazer Homes USA, Inc. *	145,874	2,160,394
Callaway Golf Co.	130,612	2,775,505
Cavco Industries, Inc. *	8,843	1,591,828
Century Communities, Inc. *	32,877	1,463,027
Columbia Sportswear Co.	42,953	3,519,139
Crocs, Inc. *	47,300	2,785,497
Deckers Outdoor Corp. *	37,081	9,440,452
Ethan Allen Interiors, Inc.	161,078	2,942,895
Fossil Group, Inc. *	1,260,433	13,360,590
G-III Apparel Group Ltd. *	318,474	6,487,315
Helen of Troy Ltd. *	30,681	6,197,255
iRobot Corp. *	38,888	3,049,986
KB Home	133,558	4,701,242
Kontoor Brands, Inc. *	227,944	9,498,427
La-Z-Boy, Inc.	150,835	5,586,928
LGI Homes, Inc. *	13,861	1,497,681
M.D.C Holdings, Inc.	99,479	4,801,851
M/I Homes, Inc. *	65,362	2,970,703
Meritage Homes Corp. *	69,873	6,299,051
Movado Group, Inc.	101,068	1,711,081
Oxford Industries, Inc.	53,621	2,991,516
Smith & Wesson Brands, Inc.	211,381	3,331,365
Steven Madden Ltd.	207,433	6,527,917
Sturm Ruger & Co., Inc.	47,954	2,936,703
Tempur Sealy International, Inc. *	196,986	4,962,077
TopBuild Corp. *	32,372	5,640,174
TRI Pointe Group, Inc. *	370,736	6,480,465
Tupperware Brands Corp. *	836,136	28,135,977
Universal Electronics, Inc. *	31,011	1,633,039
Vista Outdoor, Inc. *	381,788	7,876,286
Wolverine World Wide, Inc.	208,329	6,012,375
		172,146,932

Consumer Services 5.5%
Adtalem Global Education, Inc. *	158,058	4,525,201
American Public Education, Inc. *	47,672	1,479,739
Arcos Dorados Holdings, Inc., Class A	467,500	2,304,775
BJ's Restaurants, Inc.	96,360	3,182,771
Bloomin' Brands, Inc.	340,330	5,955,775
Boyd Gaming Corp.	152,102	5,854,406
Bright Horizons Family Solutions, Inc. *	36,029	6,128,893
Brinker International, Inc.	190,493	9,545,604
Caesars Entertainment, Inc. *	112,521	7,664,930
Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	20,741	2,066,841
Churchill Downs, Inc.	30,040	5,404,797
Dave & Buster's Entertainment, Inc.	145,913	3,694,517
Denny's Corp. *	101,318	1,166,170
Dine Brands Global, Inc.	32,708	2,059,623
Dunkin' Brands Group, Inc.	66,525	7,074,268
Fiesta Restaurant Group, Inc. *	111,668	1,312,099
frontdoor, Inc. *	45,173	2,138,490
Graham Holdings Co., Class B	13,617	6,087,071
Grand Canyon Education, Inc. *	43,082	3,596,055
Hilton Grand Vacations, Inc. *	156,196	4,332,877
Houghton Mifflin Harcourt Co. *	1,048,264	3,155,275
Hyatt Hotels Corp., Class A	95,488	6,872,271
International Game Technology plc	529,939	6,671,932
Jack in the Box, Inc.	84,578	7,780,330
K12, Inc. *	119,386	2,785,275
Laureate Education, Inc., Class A *	258,514	3,670,899
Marriott Vacations Worldwide Corp.	55,181	7,026,197
Papa John's International, Inc.	27,396	2,201,543
Penn National Gaming, Inc. *	155,122	10,858,540
Perdoceo Education Corp. *	85,598	970,681
Planet Fitness, Inc., Class A *	15,921	1,161,437
Red Robin Gourmet Burgers, Inc. *	154,126	3,099,474
Red Rock Resorts, Inc., Class A	136,809	2,974,912
Regis Corp. *	193,205	1,640,310
Ruth's Hospitality Group, Inc.	83,001	1,292,326
Scientific Games Corp., Class A *	127,781	4,763,676
SeaWorld Entertainment, Inc. *	84,047	2,344,911
Strategic Education, Inc.	11,402	1,070,534
Terminix Global Holdings, Inc. *	105,370	5,166,291
Texas Roadhouse, Inc.	94,942	7,196,604
The Cheesecake Factory, Inc.	198,111	7,425,200
Vail Resorts, Inc.	28,793	7,942,261
WW International, Inc. *	51,146	1,509,318
Wyndham Hotels & Resorts, Inc.	85,695	4,927,462
		190,082,561

Diversified Financials 4.4%
AGNC Investment Corp.	446,215	6,818,165
Apollo Commercial Real Estate Finance, Inc.	174,828	1,884,646
Artisan Partners Asset Management, Inc., Class A	76,628	3,448,260
BGC Partners, Inc., Class A	600,659	2,486,728
Blackstone Mortgage Trust, Inc., Class A	119,338	3,100,401
Brightsphere Investment Group, Inc.	106,776	1,889,935
Cannae Holdings, Inc. *	92,575	3,649,306
Capstead Mortgage Corp.	272,793	1,535,825
Cboe Global Markets, Inc.	61,643	5,629,239
Cohen & Steers, Inc.	20,956	1,483,056
Compass Diversified Holdings	118,603	2,321,061
Credit Acceptance Corp. *	8,762	2,615,282
Donnelley Financial Solutions, Inc. *	176,131	2,869,174
Eaton Vance Corp.	152,788	10,233,740
Encore Capital Group, Inc. *	42,914	1,465,084
Enova International, Inc. *	101,943	2,131,628
FactSet Research Systems, Inc.	19,141	6,388,500
Federated Hermes, Inc.	191,548	5,141,148
FirstCash, Inc.	53,533	3,438,960
Green Dot Corp., Class A *	51,016	2,732,417
Greenhill & Co., Inc.	128,294	1,670,388
Houlihan Lokey, Inc.	33,668	2,181,013
Invesco Mortgage Capital, Inc. (a)	524,580	1,741,606
Janus Henderson Group plc	312,562	8,917,394
Ladder Capital Corp., Class A	219,200	1,999,104
MarketAxess Holdings, Inc.	6,843	3,689,609
MFA Financial, Inc.	1,172,902	4,339,737
Moelis & Co., Class A	66,766	2,619,898

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Morningstar, Inc.	13,053	2,611,905
Nelnet, Inc., Class A	40,117	2,723,944
New York Mortgage Trust, Inc.	534,363	1,878,286
OneMain Holdings, Inc.	188,902	7,365,289
PennyMac Mortgage Investment Trust	161,297	2,758,179
Piper Sandler Cos.	21,303	1,963,498
PRA Group, Inc. *	80,098	3,334,480
Redwood Trust, Inc.	250,953	2,170,743
SLM Corp.	586,360	6,221,280
Stifel Financial Corp.	64,133	4,444,417
Two Harbors Investment Corp.	474,843	2,963,020
Virtus Investment Partners, Inc.	13,212	2,363,363
Waddell & Reed Financial, Inc., Class A	474,385	7,808,377
WisdomTree Investments, Inc.	349,920	1,497,658
World Acceptance Corp. *	28,075	3,169,948
		151,695,691

Energy 3.9%
Arch Resources, Inc.	112,626	3,766,213
Archrock, Inc.	350,442	2,722,934
Callon Petroleum Co. *(a)	118,237	1,124,434
Centennial Resource Development, Inc., Class A *	1,280,811	1,511,357
ChampionX Corp. *	242,316	2,878,714
Cheniere Energy, Inc. *	79,506	4,507,195
Cimarex Energy Co.	153,379	5,513,975
CNX Resources Corp. *	687,524	6,469,601
CONSOL Energy, Inc. *	491,876	2,602,024
Continental Resources, Inc.	185,504	2,853,052
Core Laboratories N.V.	118,071	2,594,020
Cosan Ltd., A Shares	305,731	5,276,917
CVR Energy, Inc.	129,909	1,836,913
Diamondback Energy, Inc.	92,989	3,715,840
Dril-Quip, Inc. *	102,316	2,907,821
EQT Corp.	561,410	8,353,781
Equitrans Midstream Corp.	390,045	3,182,767
Exterran Corp. *	385,556	1,634,757
Forum Energy Technologies, Inc. *	103,019	1,380,448
Frank's International N.V. *	533,764	1,190,294
GasLog Ltd. (a)	252,946	746,191
Green Plains, Inc. *	385,667	5,700,158
Gulfport Energy Corp. *	1,650,527	165,218
Helix Energy Solutions Group, Inc. *	439,065	1,650,884
International Seaways, Inc.	71,534	1,208,209
Kosmos Energy Ltd.	911,191	1,603,696
Liberty Oilfield Services, Inc., Class A	149,909	1,394,154
Magnolia Oil & Gas Corp., Class A *	149,982	937,388
Matador Resources Co. *	104,295	1,061,723
Matrix Service Co. *	179,451	1,719,141
Newpark Resources, Inc. *	638,912	958,368
NexTier Oilfield Solutions, Inc. *	350,440	981,232
Nordic American Tankers Ltd. (a)	591,581	1,887,143
Oil States International, Inc. *	722,101	3,206,128
Par Pacific Holdings, Inc. *	156,823	1,786,214
Parsley Energy, Inc., Class A	228,943	2,868,656
PDC Energy, Inc. *	203,932	3,409,743
ProPetro Holding Corp. *	209,130	1,206,680
QEP Resources, Inc.	3,080,872	4,960,204
Range Resources Corp.	1,260,594	9,202,336
Renewable Energy Group, Inc. *	136,071	7,903,004
REX American Resources Corp. *	21,826	1,713,341
RPC, Inc. *	507,755	1,574,041
Scorpio Tankers, Inc.	112,962	1,303,582
SFL Corp., Ltd.	220,950	1,495,832
Southwestern Energy Co. *	704,057	2,189,617
Teekay Tankers Ltd., Class A *	79,846	929,407
Tidewater, Inc. *	249,136	2,369,283
Security	Number of Shares	Value ($)
US Silica Holdings, Inc.	602,565	2,603,081
Whiting Petroleum Corp. *	39,049	884,069
		135,641,780

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	83,889	3,438,610
Ingles Markets, Inc., Class A	92,731	3,485,758
PriceSmart, Inc.	74,434	6,049,996
The Andersons, Inc.	262,898	5,975,672
The Chefs' Warehouse, Inc. *	55,385	1,276,347
Weis Markets, Inc.	59,383	2,828,412
		23,054,795

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc. (a)	216,383	5,991,645
Cal-Maine Foods, Inc. *	86,323	3,377,819
Calavo Growers, Inc.	29,921	2,143,241
Coca-Cola Consolidated, Inc.	5,052	1,322,058
Fresh Del Monte Produce, Inc.	233,380	5,925,518
Hostess Brands, Inc. *	88,928	1,204,974
J&J Snack Foods Corp.	19,931	2,897,768
John B Sanfilippo & Son, Inc.	19,912	1,477,670
Keurig Dr Pepper, Inc.	176,498	5,374,364
Lamb Weston Holdings, Inc.	72,183	5,224,606
Lancaster Colony Corp.	22,425	3,797,225
Nomad Foods Ltd. *	205,758	4,969,056
Pilgrim's Pride Corp. *	190,783	3,603,891
Post Holdings, Inc. *	64,820	6,122,897
The Boston Beer Co., Inc., Class A *	5,723	5,327,197
The Hain Celestial Group, Inc. *	148,181	5,704,968
TreeHouse Foods, Inc. *	142,044	5,842,270
Universal Corp.	136,327	6,204,242
Vector Group Ltd.	271,107	3,047,243
		79,558,652

Health Care Equipment & Services 4.4%
ABIOMED, Inc. *	8,809	2,414,547
Acadia Healthcare Co., Inc. *	148,035	6,284,086
Align Technology, Inc. *	21,234	10,219,712
Allscripts Healthcare Solutions, Inc. *	312,725	4,278,078
Amedisys, Inc. *	14,327	3,507,106
AMN Healthcare Services, Inc. *	60,740	3,957,818
Avanos Medical, Inc. *	57,101	2,420,511
Brookdale Senior Living, Inc. *	1,094,097	4,638,971
Cantel Medical Corp.	36,103	2,145,601
Chemed Corp.	11,466	5,483,615
Community Health Systems, Inc. *	1,202,685	9,837,963
CONMED Corp.	21,490	2,189,616
Covetrus, Inc. *	406,649	10,985,623
Globus Medical, Inc., Class A *	38,238	2,297,339
Haemonetics Corp. *	26,339	2,972,356
Hill-Rom Holdings, Inc.	54,160	5,137,618
HMS Holdings Corp. *	62,388	1,960,231
ICU Medical, Inc. *	9,708	1,831,900
IDEXX Laboratories, Inc. *	12,765	5,884,410
Integer Holdings Corp. *	26,666	1,922,352
Integra LifeSciences Holdings Corp. *	32,855	1,798,154
Invacare Corp.	154,259	1,315,829
LENSAR, Inc. *(a)	65,609	562,269
LHC Group, Inc. *	13,944	2,737,486
LivaNova plc *	30,045	1,587,878
Masimo Corp. *	17,334	4,411,330
Merit Medical Systems, Inc. *	40,924	2,253,685
National HealthCare Corp.	23,607	1,468,828
Neogen Corp. *	19,667	1,459,685
NextGen Healthcare, Inc. *	105,092	1,864,332

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NuVasive, Inc. *	39,377	1,823,943
Omnicell, Inc. *	15,566	1,632,095
Premier, Inc., Class A	68,548	2,427,970
Select Medical Holdings Corp. *	218,301	5,261,054
Teleflex, Inc.	17,552	6,718,028
The Ensign Group, Inc.	52,184	3,750,464
The Providence Service Corp. *	30,174	4,097,328
Tivity Health, Inc. *	136,558	2,516,764
Triple-S Management Corp., Class B *	165,069	3,699,196
Varex Imaging Corp. *	87,765	1,463,920
Veeva Systems, Inc., Class A *	9,375	2,595,656
West Pharmaceutical Services, Inc.	28,544	7,854,167
		153,669,514

Household & Personal Products 1.1%
Central Garden & Pet Co. *	16,184	648,007
Central Garden & Pet Co., Class A *	69,831	2,576,066
Coty, Inc., Class A	1,130,261	8,126,577
Edgewell Personal Care Co. *	194,503	6,758,979
Energizer Holdings, Inc.	55,808	2,337,797
Herbalife Nutrition Ltd. *	153,662	7,361,946
Medifast, Inc.	8,270	1,688,238
Spectrum Brands Holdings, Inc.	68,754	4,594,830
USANA Health Sciences, Inc. *	29,557	2,222,095
WD-40 Co.	8,980	2,283,704
		38,598,239

Insurance 2.4%
Ambac Financial Group, Inc. *	127,793	1,870,890
American Equity Investment Life Holding Co.	255,001	6,701,426
American National Group, Inc.	15,913	1,349,104
AMERISAFE, Inc.	27,237	1,490,681
Argo Group International Holdings Ltd.	70,331	2,756,272
Brighthouse Financial, Inc. *	138,805	4,872,055
Brown & Brown, Inc.	163,260	7,351,598
CNA Financial Corp.	70,324	2,426,881
Employers Holdings, Inc.	48,000	1,464,480
Horace Mann Educators Corp.	48,917	1,952,767
James River Group Holdings Ltd.	60,033	2,736,304
Kemper Corp.	63,235	4,739,463
MBIA, Inc. *	424,665	2,705,116
Mercury General Corp.	64,676	2,876,142
National General Holdings Corp.	98,190	3,346,315
ProAssurance Corp.	290,099	4,615,475
RLI Corp.	32,913	3,150,761
Safety Insurance Group, Inc.	23,223	1,654,639
Selective Insurance Group, Inc.	66,360	4,102,375
Stewart Information Services Corp.	89,776	3,758,921
The Hanover Insurance Group, Inc.	63,033	7,081,758
United Fire Group, Inc.	44,115	964,795
Universal Insurance Holdings, Inc.	91,155	1,272,524
White Mountains Insurance Group Ltd.	7,440	7,142,400
		82,383,142

Materials 7.4%
AdvanSix, Inc. *	174,918	3,108,293
Allegheny Technologies, Inc. *	380,367	5,131,151
Avient Corp.	215,190	7,865,195
Axalta Coating Systems Ltd. *	272,167	7,786,698
Balchem Corp.	21,341	2,212,848
Boise Cascade Co.	158,433	6,852,227
Cabot Corp.	162,187	6,716,164
Carpenter Technology Corp.	178,724	4,368,015
Century Aluminum Co. *	254,220	2,580,333
Clearwater Paper Corp. *	121,308	4,234,862
Security	Number of Shares	Value ($)
Cleveland-Cliffs, Inc.	1,171,687	12,900,274
Compass Minerals International, Inc.	78,256	4,887,870
Constellium SE *	201,333	2,544,849
Contura Energy, Inc. *	378,167	2,798,436
Eagle Materials, Inc.	66,163	6,020,171
Element Solutions, Inc.	276,721	3,821,517
Ferro Corp. *	129,897	1,858,826
FMC Corp.	60,301	6,995,519
GCP Applied Technologies, Inc. *	103,837	2,439,131
Glatfelter Corp.	183,215	2,946,097
Greif, Inc., Class A	97,293	4,729,413
H.B. Fuller Co.	88,417	4,626,862
Hecla Mining Co.	598,962	2,863,038
Ingevity Corp. *	39,814	2,650,816
Innospec, Inc.	37,162	3,058,061
Kaiser Aluminum Corp.	46,747	3,645,331
Kraton Corp. *	162,129	4,377,483
Livent Corp. *	127,473	1,933,765
Louisiana-Pacific Corp.	230,708	7,897,135
Materion Corp.	51,540	3,004,782
Mercer International, Inc.	155,040	1,269,778
Minerals Technologies, Inc.	81,918	4,969,965
Myers Industries, Inc.	87,647	1,489,123
Neenah, Inc.	42,825	2,077,441
NewMarket Corp.	11,295	4,176,439
Orion Engineered Carbons S.A.	162,858	2,534,070
Quaker Chemical Corp.	10,271	2,536,937
Rayonier Advanced Materials, Inc. *	696,938	4,509,189
Royal Gold, Inc.	22,329	2,466,685
Schnitzer Steel Industries, Inc., Class A	211,324	5,414,121
Schweitzer-Mauduit International, Inc.	83,547	2,905,765
Sensient Technologies Corp.	80,221	5,753,450
Silgan Holdings, Inc.	161,859	5,470,834
Southern Copper Corp.	104,735	6,218,117
Stepan Co.	37,969	4,410,479
Summit Materials, Inc., Class A *	200,089	3,801,691
SunCoke Energy, Inc.	498,888	2,244,996
The Scotts Miracle-Gro Co.	43,311	7,612,774
TimkenSteel Corp. *	442,164	2,082,592
Trinseo S.A.	235,782	8,957,358
Tronox Holdings plc, Class A	279,482	3,535,447
US Concrete, Inc. *	56,927	2,019,770
Valvoline, Inc.	147,771	3,367,701
Verso Corp., Class A	238,417	2,577,288
W.R. Grace & Co.	95,661	5,234,570
Warrior Met Coal, Inc.	374,639	6,526,211
Westlake Chemical Corp.	90,381	6,792,132
Worthington Industries, Inc.	138,592	7,167,978
		254,978,063

Media & Entertainment 3.5%
AMC Entertainment Holdings, Inc., Class A (a)	608,024	2,596,262
AMC Networks, Inc., Class A *(a)	199,350	6,572,570
Cable One, Inc.	1,922	3,806,848
Cars.com, Inc. *	315,770	3,527,151
Gannett Co., Inc. *	1,525,222	4,331,630
Gray Television, Inc. *	139,562	2,464,665
iHeartMedia, Inc., Class A *	262,530	3,138,546
John Wiley & Sons, Inc., Class A	122,559	4,233,188
Liberty Media Corp. - Liberty Formula One, Class A *	10,541	398,766
Liberty Media Corp. - Liberty Formula One, Class C *	83,619	3,493,602
Liberty TripAdvisor Holdings, Inc., Class A *	383,696	1,055,164
Lions Gate Entertainment Corp., Class A *	124,326	1,210,935
Lions Gate Entertainment Corp., Class B *	274,346	2,463,627
Live Nation Entertainment, Inc. *	76,834	5,044,152

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Madison Square Garden Entertainment Corp. *	11,907	905,051
Madison Square Garden Sports Corp. *	11,707	1,983,166
Meredith Corp.	181,481	3,693,138
MSG Networks, Inc., Class A *	106,398	1,291,672
National CineMedia, Inc.	431,537	1,454,280
Nexstar Media Group, Inc., Class A	51,958	5,468,580
Scholastic Corp.	123,334	2,925,482
Sinclair Broadcast Group, Inc., Class A	239,635	6,532,450
Sirius XM Holdings, Inc.	830,829	5,392,080
Spotify Technology S.A. *	8,829	2,572,506
Take-Two Interactive Software, Inc. *	38,591	6,966,061
TEGNA, Inc.	510,348	7,354,115
The E.W. Scripps Co., Class A	92,076	1,174,890
The Marcus Corp.	59,353	696,804
The New York Times Co., Class A	85,963	3,688,672
TripAdvisor, Inc. *	182,728	4,769,201
Twitter, Inc. *	140,080	6,515,121
Yandex N.V., Class A *	108,535	7,484,574
Yelp, Inc. *	81,806	2,612,884
Zynga, Inc., Class A *	376,513	3,106,232
		120,924,065

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alkermes plc *	75,371	1,376,275
Bio-Rad Laboratories, Inc., Class A *	9,625	5,183,063
Bio-Techne Corp.	12,220	3,706,448
BioMarin Pharmaceutical, Inc. *	22,054	1,735,650
Bruker Corp.	68,556	3,469,619
Catalent, Inc. *	61,059	5,870,212
Charles River Laboratories International, Inc. *	24,954	5,852,212
Elanco Animal Health, Inc. *	214,165	6,551,307
Emergent BioSolutions, Inc. *	22,537	1,846,456
Horizon Therapeutics plc *	19,560	1,377,611
Incyte Corp. *	22,155	1,872,984
Lannett Co., Inc. *	137,393	846,341
Myriad Genetics, Inc. *	220,860	3,873,884
Nektar Therapeutics *	52,118	854,214
PDL BioPharma, Inc. *	869,400	2,199,582
PerkinElmer, Inc.	68,125	9,060,625
PRA Health Sciences, Inc. *	31,755	3,562,911
Prestige Consumer Healthcare, Inc. *	60,490	2,151,629
Syneos Health, Inc. *	41,401	2,725,842
Taro Pharmaceutical Industries Ltd. *	24,920	1,759,352
Vertex Pharmaceuticals, Inc. *	11,297	2,572,892
		68,449,109

Real Estate 9.4%
Acadia Realty Trust	114,205	1,621,711
Alexander & Baldwin, Inc.	223,439	3,496,820
American Assets Trust, Inc.	48,095	1,379,846
American Campus Communities, Inc.	171,757	6,835,929
American Finance Trust, Inc.	147,893	1,091,450
American Homes 4 Rent, Class A	134,089	3,851,036
Americold Realty Trust	50,514	1,724,043
Apartment Investment & Management Co., Class A	201,695	6,121,443
Ashford Hospitality Trust, Inc. (a)	462,950	1,226,818
Brandywine Realty Trust	334,221	3,719,880
Brookfield Property REIT, Inc., Class A (a)	194,933	3,054,600
Chatham Lodging Trust	175,367	1,930,791
Columbia Property Trust, Inc.	266,622	3,727,376
CorePoint Lodging, Inc.	386,348	2,515,125
CoreSite Realty Corp.	16,882	2,116,834
Corporate Office Properties Trust	146,703	3,906,701
Cousins Properties, Inc.	87,867	2,935,636
Security	Number of Shares	Value ($)
CubeSmart	144,843	4,711,743
Cushman & Wakefield plc *	87,329	1,301,202
CyrusOne, Inc.	51,860	3,625,533
DiamondRock Hospitality Co.	623,630	4,689,698
Douglas Emmett, Inc.	140,233	4,343,016
EastGroup Properties, Inc.	16,965	2,312,838
Empire State Realty Trust, Inc., Class A	332,173	3,006,166
EPR Properties	102,526	3,692,987
Equity Commonwealth	108,133	2,866,606
Equity LifeStyle Properties, Inc.	76,745	4,496,490
Federal Realty Investment Trust	68,747	5,996,113
First Industrial Realty Trust, Inc.	69,728	2,920,209
Franklin Street Properties Corp.	348,624	1,617,615
Front Yard Residential Corp.	130,538	2,130,380
Gaming & Leisure Properties, Inc.	155,710	6,468,193
Global Net Lease, Inc.	96,681	1,613,606
Healthcare Realty Trust, Inc.	115,316	3,401,822
Healthcare Trust of America, Inc., Class A	155,156	4,038,711
Hersha Hospitality Trust	247,087	2,001,405
Highwoods Properties, Inc.	134,340	5,145,222
Hudson Pacific Properties, Inc.	143,123	3,721,198
Investors Real Estate Trust	20,651	1,433,179
Invitation Homes, Inc.	201,005	5,744,723
iStar, Inc.	144,622	2,039,170
JBG SMITH Properties	81,908	2,517,852
Kennedy-Wilson Holdings, Inc.	156,906	2,507,358
Kilroy Realty Corp.	80,103	4,899,099
Kite Realty Group Trust	211,167	3,040,805
Lexington Realty Trust	318,201	3,248,832
Life Storage, Inc.	37,864	4,154,438
LTC Properties, Inc.	32,141	1,190,503
Mack-Cali Realty Corp.	177,431	2,423,707
Marcus & Millichap, Inc. *	31,384	1,125,116
Medical Properties Trust, Inc.	238,477	4,626,454
National Health Investors, Inc.	30,293	1,958,745
National Retail Properties, Inc.	112,149	4,228,017
New Senior Investment Group, Inc.	460,012	2,543,866
Newmark Group, Inc., Class A	212,692	1,493,098
Office Properties Income Trust	88,249	2,016,490
Omega Healthcare Investors, Inc.	189,241	6,665,068
Paramount Group, Inc.	365,269	3,378,738
Pebblebrook Hotel Trust	216,537	4,005,934
Pennsylvania Real Estate Investment Trust	843,140	927,454
Physicians Realty Trust	109,495	1,899,738
Piedmont Office Realty Trust, Inc., Class A	276,881	4,327,650
PotlatchDeltic Corp.	61,279	2,851,925
Preferred Apartment Communities, Inc., Class A	118,293	923,868
PS Business Parks, Inc.	14,908	1,964,874
QTS Realty Trust, Inc., Class A	33,120	1,967,659
Rayonier, Inc.	192,285	5,416,668
Regency Centers Corp.	134,492	6,130,145
Retail Opportunity Investments Corp.	150,075	1,947,973
Retail Properties of America, Inc., Class A	624,908	5,061,755
RLJ Lodging Trust	565,499	6,972,603
RPT Realty	233,477	1,711,386
Ryman Hospitality Properties, Inc.	77,145	4,951,938
Sabra Health Care REIT, Inc.	168,093	2,770,173
SBA Communications Corp.	21,399	6,145,365
Seritage Growth Properties, Class A *(a)	86,702	1,427,115
SITE Centers Corp.	549,133	5,540,752
Spirit Realty Capital, Inc.	117,815	4,340,305
STAG Industrial, Inc.	63,730	1,897,879
STORE Capital Corp.	104,666	3,407,925
Summit Hotel Properties, Inc.	303,070	2,633,678
Sun Communities, Inc.	37,522	5,215,558
Sunstone Hotel Investors, Inc.	642,468	6,745,914
Tanger Factory Outlet Centers, Inc. (a)	425,871	4,024,481
Taubman Centers, Inc.	120,222	5,135,884

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The GEO Group, Inc.	511,262	4,831,426
The Howard Hughes Corp. *	35,831	2,605,989
Uniti Group, Inc.	755,819	7,769,819
Urban Edge Properties	180,914	2,348,264
VICI Properties, Inc.	164,772	4,167,084
Washington Prime Group, Inc.	5,096,572	5,198,503
Washington Real Estate Investment Trust	105,855	2,456,895
Weingarten Realty Investors	195,054	4,078,579
Xenia Hotels & Resorts, Inc.	396,552	5,587,418
		325,982,626

Retailing 4.4%
At Home Group, Inc. *	138,171	2,616,959
Caleres, Inc.	460,029	5,414,541
Chico's FAS, Inc.	3,622,574	5,470,087
Conn's, Inc. *	163,213	1,809,216
Designer Brands, Inc., Class A	790,661	6,246,222
Dillard's, Inc., Class A (a)	179,997	8,416,660
Express, Inc. *	2,415,802	3,672,019
Five Below, Inc. *	25,457	3,981,475
Floor & Decor Holdings, Inc., Class A *	18,629	1,491,997
Genesco, Inc. *	243,181	7,628,588
Groupon, Inc. *	107,888	3,253,902
GrubHub, Inc. *	32,448	2,282,392
Guess?, Inc.	331,872	5,572,131
Haverty Furniture Cos., Inc.	112,131	3,052,206
Hibbett Sports, Inc. *	131,653	5,418,837
Lumber Liquidators Holdings, Inc. *	134,297	3,878,497
MarineMax, Inc. *	56,082	1,841,733
MercadoLibre, Inc. *	2,572	3,995,165
Monro, Inc.	49,360	2,320,414
National Vision Holdings, Inc. *	68,537	2,934,069
Ollie's Bargain Outlet Holdings, Inc. *	30,046	2,645,851
Party City Holdco, Inc. *	1,770,878	8,110,621
Pool Corp.	22,662	7,843,545
Rent-A-Center, Inc.	76,769	2,596,327
RH *	9,914	4,492,628
Sally Beauty Holdings, Inc. *	563,040	6,474,960
Shoe Carnival, Inc.	60,462	2,211,095
Sleep Number Corp. *	64,994	4,509,934
Sonic Automotive, Inc., Class A	197,894	7,990,960
Stamps.com, Inc. *	11,226	2,104,426
The Buckle, Inc.	151,966	4,075,728
The Cato Corp., Class A	236,403	1,905,408
The Children's Place, Inc.	94,455	4,059,676
The Michaels Cos., Inc. *	750,831	7,425,718
Zumiez, Inc. *	77,787	2,885,120
		150,629,107

Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	37,505	3,617,732
Advanced Micro Devices, Inc. *	56,897	5,272,076
Ambarella, Inc. *	16,652	1,301,021
Amkor Technology, Inc. *	345,484	5,092,434
Brooks Automation, Inc.	39,251	2,864,931
Cirrus Logic, Inc. *	82,030	6,570,603
CMC Materials, Inc.	13,818	2,131,841
Cree, Inc. *	122,978	11,115,981
Diodes, Inc. *	46,148	3,136,218
Entegris, Inc.	62,225	5,763,280
First Solar, Inc. *	132,736	12,401,525
Kulicke & Soffa Industries, Inc.	110,055	3,351,175
MKS Instruments, Inc.	49,046	6,767,367
Monolithic Power Systems, Inc.	9,495	3,038,020
Photronics, Inc. *	152,680	1,769,561
Power Integrations, Inc.	40,270	2,874,875
Semtech Corp. *	40,935	2,761,884
Security	Number of Shares	Value ($)
Silicon Laboratories, Inc. *	24,320	2,850,547
Synaptics, Inc. *	61,749	4,802,220
Ultra Clean Holdings, Inc. *	43,416	1,373,682
		88,856,973

Software & Services 4.1%
ACI Worldwide, Inc. *	103,414	3,369,228
Aspen Technology, Inc. *	29,350	3,946,107
Black Knight, Inc. *	71,494	6,550,280
Blackbaud, Inc.	22,378	1,232,804
Cardtronics plc, Class A *	63,978	1,553,386
Cerence, Inc. *	49,334	4,477,060
CommVault Systems, Inc. *	49,726	2,374,914
CSG Systems International, Inc.	49,317	2,139,371
Ebix, Inc.	52,475	1,784,675
EPAM Systems, Inc. *	14,558	4,692,480
Euronet Worldwide, Inc. *	39,614	5,325,706
EVERTEC, Inc.	56,945	2,116,646
ExlService Holdings, Inc. *	30,778	2,562,576
Fair Isaac Corp. *	10,712	5,064,419
Fortinet, Inc. *	22,772	2,806,194
Gartner, Inc. *	47,091	7,157,832
GoDaddy, Inc., Class A *	26,018	2,069,472
j2 Global, Inc. *	51,287	4,595,828
KBR, Inc.	245,636	6,821,312
LiveRamp Holdings, Inc. *	83,641	4,893,835
Manhattan Associates, Inc. *	44,973	4,598,040
ManTech International Corp., Class A	43,108	3,318,023
MicroStrategy, Inc., Class A *	10,297	3,529,503
NIC, Inc.	62,286	1,459,672
Nuance Communications, Inc. *	137,686	5,938,397
Palo Alto Networks, Inc. *	4,806	1,412,580
Paycom Software, Inc. *	3,303	1,377,615
Pegasystems, Inc.	9,221	1,206,844
Perficient, Inc. *	36,071	1,642,313
Progress Software Corp.	59,386	2,381,379
PTC, Inc. *	40,578	4,376,337
Square, Inc., Class A *	11,098	2,341,234
SS&C Technologies Holdings, Inc.	82,961	5,715,183
Sykes Enterprises, Inc. *	101,947	3,836,266
Tyler Technologies, Inc. *	7,694	3,289,954
Unisys Corp. *	130,403	1,901,276
Verint Systems, Inc. *	51,562	2,936,972
Virtusa Corp. *	32,849	1,645,078
VMware, Inc., Class A *	42,007	5,876,359
WEX, Inc. *	21,037	3,644,450
Xperi Holding Corp.	284,739	5,432,820
		143,394,420

Technology Hardware & Equipment 4.5%
3D Systems Corp. *	123,548	1,130,464
ADTRAN, Inc.	239,139	3,021,521
Arista Networks, Inc. *	14,814	4,010,150
Badger Meter, Inc.	22,433	1,849,377
Belden, Inc.	112,027	4,310,799
Benchmark Electronics, Inc.	250,691	6,096,805
Ciena Corp. *	113,058	5,064,998
Cognex Corp.	66,387	4,988,319
Coherent, Inc. *	28,663	3,490,580
Comtech Telecommunications Corp.	63,062	1,201,962
CTS Corp.	54,702	1,666,223
Diebold Nixdorf, Inc. *	400,258	3,790,443
Dolby Laboratories, Inc., Class A	52,271	4,623,370
EchoStar Corp., Class A *	104,613	2,486,651
ePlus, Inc. *	34,006	2,867,046
Fabrinet *	40,761	2,784,384
Fitbit, Inc., Class A *	316,679	2,273,755

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
II-VI, Inc. *	101,250	6,849,563
InterDigital, Inc.	64,501	3,864,255
IPG Photonics Corp. *	27,810	5,756,948
Itron, Inc. *	36,561	2,874,060
Keysight Technologies, Inc. *	66,372	7,967,295
Knowles Corp. *	150,030	2,547,509
Littelfuse, Inc.	20,548	4,942,411
Lumentum Holdings, Inc. *	26,584	2,296,326
Methode Electronics, Inc.	83,713	2,931,629
MTS Systems Corp.	50,941	1,784,463
National Instruments Corp.	132,609	4,963,555
NETGEAR, Inc. *	77,556	2,467,056
NetScout Systems, Inc. *	191,147	4,476,663
OSI Systems, Inc. *	27,942	2,461,690
PC Connection, Inc.	52,525	2,397,766
Plantronics, Inc.	191,712	5,237,572
Plexus Corp. *	71,153	5,315,841
Rogers Corp. *	19,444	2,856,518
ScanSource, Inc. *	194,078	4,871,358
Stratasys Ltd. *(a)	84,405	1,443,326
TTM Technologies, Inc. *	319,739	4,175,791
ViaSat, Inc. *	76,109	2,587,706
Viavi Solutions, Inc. *	122,764	1,662,838
Vishay Intertechnology, Inc.	344,128	6,662,318
Zebra Technologies Corp., Class A *	20,714	7,838,592
		156,889,896

Telecommunication Services 0.7%
ATN International, Inc.	22,494	1,100,856
Cincinnati Bell, Inc. *	180,175	2,740,462
Cogent Communications Holdings, Inc.	29,251	1,700,653
Consolidated Communications Holdings, Inc. *	598,366	3,350,850
GCI Liberty, Inc., Class A *	32,066	2,921,854
Iridium Communications, Inc. *	59,377	1,905,408
Liberty Latin America Ltd., Class A *	127,435	1,446,387
Liberty Latin America Ltd., Class C *	344,514	3,896,453
Shenandoah Telecommunications Co.	37,220	1,654,057
United States Cellular Corp. *	55,485	1,739,455
Vonage Holdings Corp. *	228,772	2,942,008
		25,398,443

Transportation 2.5%
Air Transport Services Group, Inc. *	95,308	2,929,768
Alaska Air Group, Inc.	109,013	5,556,393
Allegiant Travel Co.	10,889	1,853,199
AMERCO	15,246	6,315,351
ArcBest Corp.	188,722	7,909,339
Atlas Air Worldwide Holdings, Inc. *	95,496	5,329,632
Atlas Corp.	291,994	3,305,372
Copa Holdings S.A., Class A	25,586	2,039,204
Costamare, Inc.	226,349	1,625,186
Echo Global Logistics, Inc. *	109,644	3,112,793
Forward Air Corp.	61,105	4,464,942
Hawaiian Holdings, Inc.	87,428	1,771,291
Heartland Express, Inc.	87,316	1,613,600
Hub Group, Inc., Class A *	112,294	6,133,498
JetBlue Airways Corp. *	376,091	5,675,213
Marten Transport Ltd.	112,682	1,986,584
Saia, Inc. *	32,300	5,637,642
Schneider National, Inc., Class B	137,853	2,881,128
SEACOR Holdings, Inc. *	49,047	1,629,341
SkyWest, Inc.	40,955	1,758,198
Security	Number of Shares	Value ($)
Spirit Airlines, Inc. *	83,261	1,884,196
Uber Technologies, Inc. *	44,579	2,213,793
Werner Enterprises, Inc.	107,721	4,307,763
YRC Worldwide, Inc. *	712,010	4,279,180
		86,212,606

Utilities 2.7%
ALLETE, Inc.	87,382	4,914,364
American States Water Co.	27,457	2,026,876
Atlantica Sustainable Infrastructure plc	97,829	3,364,339
Avangrid, Inc.	78,254	3,641,941
Avista Corp.	129,908	4,874,148
Black Hills Corp.	80,475	4,895,294
California Water Service Group	45,419	2,247,332
Chesapeake Utilities Corp.	17,237	1,792,820
Clearway Energy, Inc., Class A	29,459	799,517
Clearway Energy, Inc., Class C	59,911	1,753,595
Essential Utilities, Inc.	120,629	5,462,081
Hawaiian Electric Industries, Inc.	171,252	6,135,959
IDACORP, Inc.	59,992	5,434,075
MGE Energy, Inc.	34,528	2,371,038
National Fuel Gas Co.	134,769	5,548,440
New Jersey Resources Corp.	139,130	4,595,464
Northwest Natural Holding Co.	38,694	1,854,217
NorthWestern Corp.	81,161	4,707,338
ONE Gas, Inc.	65,377	5,176,551
Ormat Technologies, Inc.	33,501	2,640,214
Otter Tail Corp.	59,930	2,386,413
PNM Resources, Inc.	116,184	5,705,796
SJW Group	16,987	1,114,347
South Jersey Industries, Inc.	123,016	2,831,828
Spire, Inc.	73,765	4,718,010
Unitil Corp.	26,592	1,087,081
		92,079,078
Total Common Stock
(Cost $3,187,143,879)		3,455,228,695

Other Investment Company 1.0% of net assets

Securities Lending Collateral 1.0%
Wells Fargo Government Money Market Fund, Select Class 0.02% (b)	33,993,956	33,993,956
Total Other Investment Company
(Cost $33,993,956)		33,993,956

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/18/20	38	3,458,190	93,020
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,830,017.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,455,228,695	$—	$—	$3,455,228,695
Other Investment Company[1]	33,993,956	—	—	33,993,956
Futures Contracts[2]	93,020	—	—	93,020
Total	$3,489,315,671	$—	$—	$3,489,315,671
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.3% of net assets

Australia 5.5%
AGL Energy Ltd.	307,535	3,059,198
Amcor plc	253,178	2,839,356
AMP Ltd.	3,286,970	4,141,628
Ampol Ltd.	219,167	4,949,768
APA Group	206,586	1,575,507
Aristocrat Leisure Ltd.	47,571	1,123,790
Aurizon Holdings Ltd.	696,773	2,182,024
Australia & New Zealand Banking Group Ltd.	1,279,200	21,339,983
Bendigo & Adelaide Bank Ltd.	222,426	1,458,662
BHP Group Ltd.	972,513	27,280,824
BlueScope Steel Ltd.	304,234	3,833,390
Boral Ltd.	598,998	2,167,135
Brambles Ltd.	362,418	2,926,844
Coca-Cola Amatil Ltd.	163,467	1,523,701
Coles Group Ltd.	306,639	4,035,413
Commonwealth Bank of Australia	487,082	28,378,733
Computershare Ltd.	100,872	1,061,397
Crown Resorts Ltd.	184,627	1,311,449
CSL Ltd.	25,926	5,681,022
Downer EDI Ltd.	443,474	1,699,224
Fortescue Metals Group Ltd.	412,608	5,542,472
Goodman Group	117,029	1,610,829
Incitec Pivot Ltd. *	834,187	1,407,596
Insurance Australia Group Ltd.	782,780	2,970,477
Lendlease Corp., Ltd.	293,567	3,063,019
Macquarie Group Ltd.	62,659	6,402,435
Medibank Pvt Ltd.	974,949	2,047,415
Metcash Ltd.	964,640	2,096,846
Mirvac Group	896,517	1,704,345
National Australia Bank Ltd.	1,201,994	20,273,432
Newcrest Mining Ltd.	76,882	1,525,598
Oil Search Ltd.	383,287	1,028,027
Orica Ltd.	119,009	1,416,223
Origin Energy Ltd.	714,957	2,728,908
QBE Insurance Group Ltd.	453,744	3,343,414
Ramsay Health Care Ltd.	26,551	1,233,517
Rio Tinto Ltd.	137,451	10,269,872
Scentre Group	1,346,360	2,777,784
Sims Ltd.	208,871	1,745,301
Sonic Healthcare Ltd.	88,741	2,153,908
South32 Ltd.	1,624,924	2,873,581
Stockland	682,015	2,286,570
Suncorp Group Ltd.	705,607	5,246,060
Tabcorp Holdings Ltd.	421,781	1,193,431
Telstra Corp., Ltd.	2,751,977	6,225,330
Transurban Group	195,876	2,023,524
Viva Energy Group Ltd.	1,050,848	1,498,304
Wesfarmers Ltd.	447,770	16,315,503
Westpac Banking Corp.	1,591,823	23,611,183
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	356,714	5,879,838
Woolworths Group Ltd.	500,248	13,631,117
		278,694,907

Austria 0.3%
ANDRITZ AG	28,701	1,213,297
Erste Group Bank AG *	113,456	3,270,756
OMV AG	90,822	3,085,411
Raiffeisen Bank International AG *	70,173	1,348,091
voestalpine AG	123,248	3,956,999
Wienerberger AG	42,580	1,183,710
		14,058,264

Belgium 0.8%
Ageas S.A. N.V.	74,988	3,697,459
Anheuser-Busch InBev S.A.	234,472	15,672,958
Etablissements Franz Colruyt N.V.	23,443	1,402,686
Groupe Bruxelles Lambert S.A.	39,110	3,821,265
KBC Groep N.V. *	88,431	6,177,617
Proximus SADP	76,888	1,610,454
Solvay S.A.	35,719	4,094,960
UCB S.A.	18,330	1,963,723
Umicore S.A.	52,569	2,362,514
		40,803,636

Canada 6.6%
Agnico Eagle Mines Ltd.	22,646	1,487,307
Air Canada *	70,644	1,346,483
Alimentation Couche-Tard, Inc., B Shares	206,408	6,869,648
ARC Resources Ltd.	291,416	1,448,197
Atco Ltd., Class I	39,098	1,177,858
Bank of Montreal	183,363	13,205,702
Barrick Gold Corp.	136,749	3,145,681
Bausch Health Cos., Inc. *	148,936	2,770,929
BCE, Inc.	94,366	4,099,704
Brookfield Asset Management, Inc., Class A	224,556	9,088,635
Canadian Imperial Bank of Commerce	116,505	9,842,555
Canadian National Railway Co.	122,417	12,847,220
Canadian Natural Resources Ltd.	432,168	9,881,270
Canadian Pacific Railway Ltd.	22,672	7,340,451
Canadian Tire Corp., Ltd., Class A	31,775	4,069,525
Cenovus Energy, Inc.	682,006	3,389,242
CGI, Inc. *	52,303	3,870,963
CI Financial Corp.	125,213	1,644,514
Crescent Point Energy Corp.	1,149,097	2,066,051
Dollarama, Inc.	46,363	1,901,888
Emera, Inc.	39,617	1,646,250
Empire Co., Ltd., A Shares	93,109	2,553,510
Enbridge, Inc.	323,720	10,132,019
Fairfax Financial Holdings Ltd.	7,301	2,509,349
Finning International, Inc.	90,586	1,852,403
First Quantum Minerals Ltd.	213,947	3,042,706
Fortis, Inc.	81,438	3,286,051

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
George Weston Ltd.	40,792	3,025,325
Gibson Energy, Inc.	61,058	982,846
Gildan Activewear, Inc.	83,694	2,193,262
Great-West Lifeco, Inc.	77,375	1,803,765
H&R Real Estate Investment Trust	117,035	1,278,814
Husky Energy, Inc.	477,792	1,943,023
Hydro One Ltd.	83,197	1,945,265
IA Financial Corp., Inc.	29,171	1,280,157
Imperial Oil Ltd.	150,717	2,614,490
Intact Financial Corp.	18,698	2,096,329
Inter Pipeline Ltd.	147,238	1,470,221
Keyera Corp. (a)	63,342	1,095,373
Kinross Gold Corp.	191,367	1,365,958
Linamar Corp.	40,233	1,857,194
Loblaw Cos. Ltd.	72,470	3,590,226
Magna International, Inc.	249,950	15,360,767
Manulife Financial Corp.	473,363	8,083,589
Methanex Corp.	63,777	2,675,297
Metro, Inc.	67,467	3,106,012
National Bank of Canada	71,072	3,945,459
Nutrien Ltd.	182,852	9,044,535
Onex Corp.	34,852	1,865,640
Open Text Corp.	28,221	1,248,484
Parkland Corp.	38,426	1,179,556
Pembina Pipeline Corp.	95,727	2,446,545
Power Corp. of Canada	302,665	6,829,173
Restaurant Brands International, Inc.	18,903	1,079,567
RioCan Real Estate Investment Trust (a)	82,729	1,119,737
Rogers Communications, Inc., B Shares	106,168	5,018,791
Royal Bank of Canada	290,242	23,754,199
Saputo, Inc.	72,109	2,004,852
Shaw Communications, Inc., B Shares	150,888	2,629,100
SNC-Lavalin Group, Inc.	103,871	1,910,861
Sun Life Financial, Inc.	121,862	5,423,089
Suncor Energy, Inc.	778,045	12,470,094
TC Energy Corp.	150,975	6,655,762
Teck Resources Ltd., Class B	369,835	5,856,173
TELUS Corp.	217,972	4,213,441
TFI International, Inc.	30,576	1,554,872
The Bank of Nova Scotia	357,314	17,425,916
The Toronto-Dominion Bank	369,624	19,760,437
Thomson Reuters Corp.	48,395	3,844,264
TransAlta Corp.	168,747	1,171,945
Waste Connections, Inc.	18,886	1,967,589
West Fraser Timber Co., Ltd.	40,310	2,236,818
WSP Global, Inc.	18,991	1,413,444
		332,354,367

Denmark 1.1%
AP Moller - Maersk A/S, A Shares	2,358	4,479,158
AP Moller - Maersk A/S, B Shares	3,585	7,337,079
Carlsberg A/S, B Shares	18,627	2,779,158
Coloplast A/S, B Shares	8,539	1,278,414
Danske Bank A/S *	329,149	5,440,414
DSV PANALPINA A/S	18,444	2,918,435
ISS A/S *	125,148	2,293,794
Novo Nordisk A/S, B Shares	178,666	12,050,803
Novozymes A/S, B Shares	28,923	1,658,918
Orsted A/S	19,036	3,438,564
Pandora A/S	42,282	4,246,886
Vestas Wind Systems A/S	34,055	6,980,659
		54,902,282

Finland 1.2%
Elisa Oyj	23,225	1,250,178
Fortum Oyj	116,499	2,676,333
Kesko Oyj, B Shares	104,035	2,737,825
Security	Number of Shares	Value ($)
Kone Oyj, B Shares	52,817	4,442,794
Metso Outotec Oyj	124,097	1,113,336
Neles Oyj	28,853	373,441
Neste Oyj	75,713	5,088,102
Nokia Oyj *	1,804,293	7,224,890
Nokian Renkaat Oyj	56,669	1,997,018
Nordea Bank Abp *	1,318,004	11,274,235
Outokumpu Oyj *(a)	466,331	1,431,936
Sampo Oyj, A Shares	119,889	5,195,786
Stora Enso Oyj, R Shares	250,084	4,238,960
UPM-Kymmene Oyj	204,525	6,757,307
Wartsila Oyj Abp	197,796	1,864,909
		57,667,050

France 9.0%
Accor S.A. *	41,415	1,424,292
Air France-KLM *(a)	325,099	1,944,416
Air Liquide S.A.	75,218	12,385,159
Airbus SE *	83,472	8,759,767
Alstom S.A. *	53,410	2,855,839
Arkema S.A.	30,484	3,563,354
Atos SE *	25,257	2,322,730
AXA S.A.	711,058	16,766,380
BNP Paribas S.A. *	536,161	27,555,838
Bollore S.A.	324,212	1,261,974
Bouygues S.A.	128,271	5,121,750
Bureau Veritas S.A. *	52,132	1,349,476
Capgemini SE	36,727	5,109,387
Carrefour S.A.	556,034	9,132,201
Casino Guichard Perrachon S.A. *(a)	81,031	2,342,780
Cie de Saint-Gobain *	332,114	15,819,474
Cie Generale des Etablissements Michelin S.C.A.	89,716	11,209,389
CNP Assurances *	82,921	1,324,187
Credit Agricole S.A. *	435,957	5,044,909
Danone S.A.	127,885	8,239,286
Dassault Systemes SE	6,461	1,198,326
Eiffage S.A. *	30,592	3,005,842
Electricite de France S.A. *	461,920	7,025,653
Elis S.A. *	68,417	1,118,758
Engie S.A. *	1,002,565	14,834,941
EssilorLuxottica S.A. *	25,492	3,700,388
Eurazeo SE *	19,866	1,228,583
Eutelsat Communications S.A. (a)	107,410	1,189,760
Faurecia SE *	53,837	2,685,471
Hermes International	2,011	1,966,302
Kering S.A.	7,207	5,215,711
Klepierre S.A.	52,749	1,167,319
L'Oreal S.A.	27,258	10,003,522
Lagardere S.C.A. *(a)	96,648	2,274,054
Legrand S.A.	40,321	3,423,504
LVMH Moet Hennessy Louis Vuitton SE	26,935	15,558,860
Natixis S.A. *	551,126	1,700,882
Orange S.A.	1,216,321	15,408,053
Pernod-Ricard S.A.	27,179	5,201,841
Peugeot S.A. *	456,465	10,792,148
Publicis Groupe S.A.	98,979	4,509,804
Rallye S.A. *(a)	182,154	1,086,194
Renault S.A. *	340,254	13,575,873
Rexel S.A. *	294,549	3,990,243
Rubis S.C.A.	24,058	1,032,561
Safran S.A. *	47,448	6,941,414
Sanofi	253,977	25,735,503
Schneider Electric SE	118,204	16,493,792
SCOR SE *	68,522	2,347,506
SES S.A.	220,238	2,009,059
Societe Generale S.A. *	882,690	17,618,302
Sodexo S.A.	32,687	2,711,988

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STMicroelectronics N.V.	92,947	3,649,031
Suez S.A.	192,478	3,714,956
TechnipFMC plc	272,704	2,346,091
Teleperformance	5,472	1,827,532
Thales S.A.	22,118	2,038,818
Total SE	1,359,709	58,268,758
Valeo S.A.	174,257	6,778,668
Veolia Environnement S.A.	230,711	5,315,305
Vinci S.A.	115,563	11,819,212
Vivendi S.A.	206,652	6,224,421
Wendel SE	11,630	1,318,143
		453,585,680

Germany 8.3%
adidas AG *	26,296	8,407,991
Allianz SE	120,976	28,603,660
Aurubis AG	46,003	3,514,137
BASF SE	510,770	37,471,574
Bayer AG	310,634	17,936,177
Bayerische Motoren Werke AG	278,222	24,308,369
Beiersdorf AG	12,888	1,445,154
Brenntag AG	63,340	4,853,651
Commerzbank AG *	844,773	5,264,794
Continental AG	82,890	11,323,269
Covestro AG	127,228	7,114,885
Daimler AG	754,173	50,925,877
Deutsche Bank AG *	915,899	10,236,171
Deutsche Boerse AG	14,340	2,397,202
Deutsche Lufthansa AG *(a)	364,993	4,211,486
Deutsche Post AG	375,489	18,190,969
Deutsche Telekom AG	1,540,598	27,854,866
Deutsche Wohnen SE	26,873	1,351,395
E.ON SE	816,902	8,868,865
Evonik Industries AG	90,116	2,728,335
Freenet AG	66,127	1,355,002
Fresenius Medical Care AG & Co. KGaA	60,443	5,097,283
Fresenius SE & Co. KGaA	156,443	7,017,639
GEA Group AG	60,167	2,066,308
Hannover Rueck SE	12,539	2,104,380
HeidelbergCement AG	84,814	6,040,598
Hella GmbH & Co. KGaA *	23,270	1,338,890
Henkel AG & Co. KGaA	25,686	2,485,699
HUGO BOSS AG	46,687	1,441,410
Infineon Technologies AG	172,720	6,099,055
K+S AG (a)	233,837	2,112,972
KION Group AG	20,212	1,558,003
LANXESS AG	34,229	2,401,817
Leoni AG *(a)	113,971	850,712
Merck KGaA	19,819	3,173,246
METRO AG	225,562	2,066,799
MTU Aero Engines AG	7,255	1,717,895
Muenchener Rueckversicherungs-Gesellschaft AG	38,126	10,653,632
OSRAM Licht AG *	22,908	1,419,451
ProSiebenSat.1 Media SE *	147,566	2,142,050
Rheinmetall AG	15,538	1,385,813
RWE AG	221,031	9,193,089
Salzgitter AG *	86,857	1,758,479
SAP SE	96,563	11,779,568
Siemens AG	225,620	30,227,290
Siemens Energy AG *	113,640	3,384,809
Symrise AG	11,573	1,453,580
Telefonica Deutschland Holding AG	416,550	1,153,013
ThyssenKrupp AG *(a)	366,929	2,458,831
Uniper SE	173,763	5,903,088
United Internet AG	35,892	1,435,283
Security	Number of Shares	Value ($)
Volkswagen AG	22,359	4,158,976
Vonovia SE	48,716	3,349,593
		417,793,080

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	152,545	853,976
AIA Group Ltd.	1,072,974	11,757,387
BOC Hong Kong Holdings Ltd.	908,040	2,957,499
CK Asset Holdings Ltd.	715,635	3,918,569
CK Hutchison Holdings Ltd.	1,114,644	8,087,549
CLP Holdings Ltd.	452,925	4,253,201
Galaxy Entertainment Group Ltd.	298,290	2,270,121
Hang Seng Bank Ltd.	139,322	2,427,914
Henderson Land Development Co., Ltd.	249,959	1,047,877
Hong Kong & China Gas Co., Ltd.	1,072,491	1,651,795
Hong Kong Exchanges & Clearing Ltd.	44,722	2,223,265
Hongkong Land Holdings Ltd.	292,412	1,190,117
Jardine Matheson Holdings Ltd.	70,837	3,759,319
Jardine Strategic Holdings Ltd.	70,766	1,690,600
Lenovo Group Ltd.	4,195,314	2,992,594
Link REIT	182,460	1,600,423
MTR Corp., Ltd.	311,798	1,691,210
New World Development Co., Ltd.	616,389	3,124,681
Noble Group Ltd. *(a)(b)	54,070,092	605,398
PCCW Ltd.	2,253,284	1,368,973
Sands China Ltd.	530,974	2,178,004
Sino Land Co., Ltd.	857,827	1,172,908
Sun Hung Kai Properties Ltd.	400,727	5,349,919
Swire Pacific Ltd., A Shares	375,078	2,152,979
Swire Pacific Ltd., B Shares	533,975	530,359
Techtronic Industries Co., Ltd.	143,182	1,834,909
The Wharf Holdings Ltd.	1,152,326	2,850,901
Want Want China Holdings Ltd.	1,412,697	963,969
WH Group Ltd.	4,015,274	3,278,514
Wharf Real Estate Investment Co., Ltd.	552,301	2,568,262
Yue Yuen Industrial Holdings Ltd.	720,928	1,482,308
		83,835,500

Ireland 0.1%
Bank of Ireland Group plc *	534,986	1,688,188
Kerry Group plc, A Shares	16,846	2,365,748
		4,053,936

Israel 0.2%
Bank Hapoalim B.M. *	242,268	1,588,510
Bank Leumi Le-Israel	301,247	1,693,572
Bezeq The Israeli Telecommunication Corp., Ltd. *	1,728,313	1,869,012
ICL Group Ltd.	352,631	1,675,156
Teva Pharmaceutical Industries Ltd. *	348,122	3,370,672
		10,196,922

Italy 3.1%
A2A S.p.A.	628,639	961,027
Assicurazioni Generali S.p.A.	479,212	8,208,698
Atlantia S.p.A. *	170,435	3,115,199
Banco BPM S.p.A. *	948,959	2,100,584
CNH Industrial N.V. *	508,802	5,579,908
Enel S.p.A.	2,833,451	28,369,048
Eni S.p.A.	2,332,527	23,166,761
EXOR N.V.	140,922	9,841,164
Ferrari N.V.	6,214	1,314,187
Fiat Chrysler Automobiles N.V. *	1,236,860	19,331,555
Hera S.p.A.	263,269	963,662
Intesa Sanpaolo S.p.A. *	7,690,930	17,713,461

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Leonardo S.p.A.	211,583	1,534,771
Mediobanca Banca di Credito Finanziario S.p.A. *	204,727	1,830,340
Pirelli & C S.p.A. *	231,003	1,243,465
Poste Italiane S.p.A.	118,386	1,209,944
Prysmian S.p.A.	66,310	2,175,747
Saipem S.p.A. (a)	395,755	968,107
Saras S.p.A. *	1,194,732	770,305
Snam S.p.A.	503,008	2,829,785
Telecom Italia S.p.A.	13,110,393	6,155,438
Tenaris S.A.	234,089	1,816,191
Terna Rete Elettrica Nazionale S.p.A.	249,986	1,875,536
UniCredit S.p.A. *	1,183,864	12,239,676
Unipol Gruppo S.p.A. *	273,668	1,315,993
		156,630,552

Japan 23.6%
Aeon Co., Ltd.	275,459	8,202,351
AGC, Inc.	135,169	4,504,553
Air Water, Inc.	78,092	1,288,864
Aisin Seiki Co., Ltd.	155,862	4,626,161
Ajinomoto Co., Inc.	157,582	3,295,206
Alfresa Holdings Corp.	126,828	2,542,033
Alps Alpine Co., Ltd.	135,453	1,699,089
Amada Co., Ltd.	141,208	1,362,314
ANA Holdings, Inc. *	69,081	1,667,815
Asahi Group Holdings Ltd.	100,324	3,884,037
Asahi Kasei Corp.	709,634	6,513,457
Asics Corp.	80,327	1,448,236
Astellas Pharma, Inc.	438,521	6,238,752
Bandai Namco Holdings, Inc.	41,062	3,752,777
Bic Camera, Inc.	99,731	1,072,150
Bridgestone Corp.	373,858	13,064,863
Brother Industries Ltd.	120,604	2,313,191
Canon, Inc.	558,797	9,932,680
Casio Computer Co., Ltd.	62,888	1,130,808
Central Japan Railway Co.	53,221	6,788,198
Chubu Electric Power Co., Inc.	503,493	6,071,853
Chugai Pharmaceutical Co., Ltd.	30,084	1,455,226
Coca-Cola Bottlers Japan Holdings, Inc.	72,103	1,110,500
COMSYS Holdings Corp.	37,488	1,110,889
Concordia Financial Group Ltd.	376,661	1,340,122
Cosmo Energy Holdings Co., Ltd.	99,626	1,694,908
Dai Nippon Printing Co., Ltd.	164,570	3,087,019
Dai-ichi Life Holdings, Inc.	429,935	6,780,418
Daicel Corp.	196,845	1,385,608
Daido Steel Co., Ltd.	29,419	1,224,440
Daiichi Sankyo Co., Ltd.	168,465	5,967,967
Daikin Industries Ltd.	44,354	10,066,050
Daito Trust Construction Co., Ltd.	30,713	3,016,074
Daiwa House Industry Co., Ltd.	302,718	9,289,836
Daiwa Securities Group, Inc.	539,436	2,349,153
Denka Co., Ltd.	46,449	1,438,794
Denso Corp.	252,227	11,922,579
Dentsu Group, Inc.	79,850	2,603,596
DIC Corp.	66,250	1,630,916
East Japan Railway Co.	149,710	9,314,970
Ebara Corp.	50,551	1,619,183
EDION Corp.	112,297	1,050,008
Eisai Co., Ltd.	32,271	2,440,867
Electric Power Development Co., Ltd.	120,985	1,628,990
ENEOS Holdings, Inc.	3,184,594	10,948,712
FANUC Corp.	31,983	7,779,897
Fast Retailing Co., Ltd.	4,895	4,034,297
Fuji Electric Co., Ltd.	57,271	2,037,645
FUJIFILM Holdings Corp.	139,804	7,541,573
Fujikura Ltd. *	412,786	1,611,162
Fujitsu Ltd.	76,812	10,684,805
Security	Number of Shares	Value ($)
Furukawa Electric Co., Ltd.	55,936	1,418,315
H2O Retailing Corp.	143,091	882,354
Hakuhodo DY Holdings, Inc.	112,234	1,625,254
Hankyu Hanshin Holdings, Inc.	65,887	2,154,636
Hanwa Co., Ltd.	70,012	1,678,542
Haseko Corp.	158,183	1,712,669
Hino Motors Ltd.	254,429	2,208,183
Hitachi Construction Machinery Co., Ltd.	42,019	1,164,967
Hitachi Ltd.	583,589	22,196,250
Hitachi Metals Ltd.	104,744	1,539,895
Hokkaido Electric Power Co., Inc.	246,927	928,270
Hokuriku Electric Power Co.	152,464	1,074,668
Honda Motor Co., Ltd.	1,380,471	38,015,080
Hoya Corp.	36,050	4,808,971
Idemitsu Kosan Co., Ltd.	394,883	8,232,804
IHI Corp.	105,019	1,562,066
Iida Group Holdings Co., Ltd.	108,531	2,183,630
Inpex Corp.	589,858	3,303,544
Isetan Mitsukoshi Holdings Ltd.	349,867	1,882,286
Isuzu Motors Ltd.	365,147	3,564,801
ITOCHU Corp.	438,565	11,601,837
J Front Retailing Co., Ltd.	177,523	1,424,951
Japan Airlines Co., Ltd. *	85,233	1,615,974
Japan Post Bank Co., Ltd.	126,933	1,000,613
Japan Post Holdings Co., Ltd.	672,454	4,983,028
Japan Post Insurance Co., Ltd.	68,921	1,150,060
Japan Tobacco, Inc.	441,463	8,975,321
JFE Holdings, Inc. *	862,730	7,909,565
JGC Holdings Corp.	135,268	1,212,904
JSR Corp.	65,454	1,810,931
JTEKT Corp.	252,772	1,965,937
K's Holdings Corp.	108,595	1,320,532
Kajima Corp.	260,862	3,434,798
Kaneka Corp.	51,560	1,552,610
Kao Corp.	73,538	5,506,446
Kawasaki Heavy Industries Ltd. *	137,695	2,000,556
KDDI Corp.	633,819	18,128,652
Keio Corp.	20,417	1,450,875
Kewpie Corp.	60,082	1,252,633
Keyence Corp.	7,396	3,779,744
Kikkoman Corp.	29,679	1,847,199
Kintetsu Group Holdings Co., Ltd.	39,822	1,768,169
Kirin Holdings Co., Ltd.	271,606	5,921,805
Kobe Steel Ltd. *	735,055	3,559,844
Koito Manufacturing Co., Ltd.	45,908	2,764,826
Komatsu Ltd.	377,367	9,192,157
Konica Minolta, Inc.	599,250	1,919,439
Kubota Corp.	339,743	6,745,988
Kuraray Co., Ltd.	222,762	2,213,200
Kyocera Corp.	89,311	5,107,279
Kyushu Electric Power Co., Inc.	395,418	3,340,813
Kyushu Railway Co.	50,479	1,064,041
LIXIL Group Corp.	153,080	3,677,443
Makita Corp.	55,396	2,868,745
Marubeni Corp.	1,288,490	7,519,023
Matsumotokiyoshi Holdings Co., Ltd.	31,467	1,474,143
Mazda Motor Corp.	967,316	5,723,654
Medipal Holdings Corp.	112,517	2,118,157
MEIJI Holdings Co., Ltd.	44,920	3,179,186
MINEBEA MITSUMI, Inc.	121,400	2,531,034
MISUMI Group, Inc.	44,859	1,408,902
Mitsubishi Chemical Holdings Corp.	1,047,080	5,798,981
Mitsubishi Corp.	558,912	13,040,833
Mitsubishi Electric Corp.	914,591	13,450,255
Mitsubishi Estate Co., Ltd.	203,251	3,516,325
Mitsubishi Gas Chemical Co., Inc.	102,345	2,173,022
Mitsubishi Heavy Industries Ltd.	238,132	5,370,102
Mitsubishi Materials Corp.	122,755	2,333,257
Mitsubishi Motors Corp. *	709,396	1,278,988

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	4,858,811	20,898,362
Mitsui & Co., Ltd.	698,479	11,923,209
Mitsui Chemicals, Inc.	125,228	3,522,357
Mitsui Fudosan Co., Ltd.	243,023	5,084,197
Mitsui Mining & Smelting Co., Ltd.	46,158	1,309,378
Mitsui OSK Lines Ltd.	107,376	2,809,127
Mizuho Financial Group, Inc.	920,266	11,715,686
MS&AD Insurance Group Holdings, Inc.	182,877	5,322,769
Murata Manufacturing Co., Ltd.	107,332	9,396,632
Nagase & Co., Ltd.	126,042	1,734,551
Nagoya Railroad Co., Ltd.	54,957	1,513,656
NEC Corp.	103,594	5,593,232
NGK Insulators Ltd.	103,878	1,652,684
NGK Spark Plug Co., Ltd.	96,059	1,742,005
NH Foods Ltd.	72,731	3,107,328
NHK Spring Co., Ltd.	163,069	989,908
Nichirei Corp.	39,946	1,085,658
Nidec Corp.	50,030	6,383,593
Nikon Corp.	208,485	1,297,595
Nintendo Co., Ltd.	7,283	4,138,965
Nippon Electric Glass Co., Ltd.	64,496	1,411,459
Nippon Express Co., Ltd.	51,879	3,472,696
Nippon Light Metal Holdings Co., Ltd.	56,986	979,323
Nippon Paper Industries Co., Ltd.	104,665	1,129,208
Nippon Shokubai Co., Ltd.	18,264	914,295
Nippon Steel Corp. *	1,104,747	13,523,947
Nippon Steel Trading Corp.	27,905	950,014
Nippon Telegraph & Telephone Corp.	648,526	15,330,775
Nippon Yusen K.K.	193,360	4,220,449
Nissan Motor Co., Ltd. *	2,943,075	13,900,402
Nisshin Seifun Group, Inc.	94,017	1,530,059
Nitori Holdings Co., Ltd.	9,389	2,001,606
Nitto Denko Corp.	68,991	5,716,444
NOK Corp.	118,202	1,305,861
Nomura Holdings, Inc.	891,394	4,479,410
Nomura Real Estate Holdings, Inc.	50,603	1,096,742
NSK Ltd.	319,137	2,586,150
NTN Corp. *	530,808	1,109,721
NTT Data Corp.	180,718	2,405,529
Obayashi Corp.	331,606	2,925,701
Odakyu Electric Railway Co., Ltd.	54,924	1,667,077
Oji Holdings Corp.	579,091	2,632,358
Olympus Corp.	117,650	2,545,934
Omron Corp.	46,717	4,224,803
Ono Pharmaceutical Co., Ltd.	46,918	1,486,168
Oriental Land Co., Ltd.	11,765	2,004,366
ORIX Corp.	403,699	6,012,415
Osaka Gas Co., Ltd.	232,587	4,469,953
Otsuka Corp.	22,415	1,087,700
Otsuka Holdings Co., Ltd.	109,114	4,438,855
Pan Pacific International Holdings Corp.	65,150	1,541,357
Panasonic Corp.	1,359,239	14,501,591
Rakuten, Inc.	116,100	1,301,567
Recruit Holdings Co., Ltd.	128,395	5,417,770
Renesas Electronics Corp. *	191,112	1,700,810
Resona Holdings, Inc.	800,189	2,806,321
Ricoh Co., Ltd.	477,793	3,193,687
Rohm Co., Ltd.	24,035	2,007,623
Ryohin Keikaku Co., Ltd.	70,140	1,444,168
Santen Pharmaceutical Co., Ltd.	58,946	980,785
SBI Holdings, Inc.	47,529	1,289,926
Secom Co., Ltd.	37,708	3,759,047
Seiko Epson Corp.	185,814	2,774,514
Seino Holdings Co., Ltd.	102,153	1,432,248
Sekisui Chemical Co., Ltd.	175,042	3,026,619
Sekisui House Ltd.	248,185	4,469,829
Seven & i Holdings Co., Ltd.	358,102	11,377,530
SG Holdings Co., Ltd.	111,624	3,339,889
Shikoku Electric Power Co., Inc.	128,590	875,559
Security	Number of Shares	Value ($)
Shimadzu Corp.	42,410	1,527,207
Shimamura Co., Ltd.	18,341	1,899,619
Shimano, Inc.	9,838	2,334,137
Shimizu Corp.	278,100	2,114,920
Shin-Etsu Chemical Co., Ltd.	68,321	11,226,855
Shionogi & Co., Ltd.	37,919	2,033,862
Shiseido Co., Ltd.	39,372	2,778,978
Showa Denko K.K.	89,737	1,666,944
SMC Corp.	6,064	3,856,768
Softbank Corp.	427,201	5,262,428
SoftBank Group Corp.	523,553	36,511,891
Sojitz Corp.	945,626	2,076,704
Sompo Holdings, Inc.	122,516	4,711,476
Sony Corp.	180,990	16,843,222
Stanley Electric Co., Ltd.	57,359	1,688,728
Subaru Corp.	414,233	8,235,004
Sumitomo Chemical Co., Ltd.	1,285,218	4,560,352
Sumitomo Corp.	580,411	7,160,861
Sumitomo Electric Industries Ltd.	661,366	7,572,966
Sumitomo Forestry Co., Ltd.	100,473	1,831,687
Sumitomo Heavy Industries Ltd.	79,104	1,709,147
Sumitomo Metal Mining Co., Ltd.	93,140	3,471,927
Sumitomo Mitsui Financial Group, Inc.	521,650	15,167,996
Sumitomo Mitsui Trust Holdings, Inc.	115,236	3,371,710
Sumitomo Realty & Development Co., Ltd.	80,456	2,627,213
Sumitomo Rubber Industries Ltd.	179,208	1,586,277
Suntory Beverage & Food Ltd.	40,100	1,467,097
Suzuken Co., Ltd.	58,162	2,225,523
Suzuki Motor Corp.	203,671	10,945,790
Sysmex Corp.	17,876	1,873,744
T&D Holdings, Inc.	212,418	2,483,218
Taiheiyo Cement Corp.	89,024	2,395,601
Taisei Corp.	91,055	3,222,181
Takashimaya Co., Ltd.	160,903	1,239,080
Takeda Pharmaceutical Co., Ltd.	217,543	7,812,980
TDK Corp.	37,810	5,337,456
Teijin Ltd.	123,717	2,116,626
Terumo Corp.	63,196	2,513,295
The Chugoku Electric Power Co., Inc.	147,768	1,880,490
The Kansai Electric Power Co., Inc.	546,949	5,010,792
The Yokohama Rubber Co., Ltd.	67,470	985,441
TIS, Inc.	57,743	1,150,707
Tobu Railway Co., Ltd.	50,735	1,522,901
Toho Gas Co., Ltd.	33,626	2,202,499
Toho Holdings Co., Ltd.	52,699	961,747
Tohoku Electric Power Co., Inc.	468,662	3,932,671
Tokio Marine Holdings, Inc.	177,547	8,836,911
Tokyo Electric Power Co. Holdings, Inc. *	3,055,746	7,970,874
Tokyo Electron Ltd.	20,014	6,807,927
Tokyo Gas Co., Ltd.	265,581	5,971,275
Tokyu Corp.	145,603	1,769,158
Tokyu Fudosan Holdings Corp.	257,893	1,251,440
Toppan Printing Co., Ltd.	181,681	2,482,814
Toray Industries, Inc.	1,009,165	5,478,670
Toshiba Corp.	155,832	4,366,733
Tosoh Corp.	181,018	2,857,402
TOTO Ltd.	40,738	2,308,910
Toyo Seikan Group Holdings Ltd.	137,042	1,323,436
Toyo Suisan Kaisha Ltd.	24,995	1,229,675
Toyoda Gosei Co., Ltd.	55,558	1,508,897
Toyota Industries Corp.	60,014	4,339,540
Toyota Motor Corp.	1,010,968	67,856,773
Toyota Tsusho Corp.	197,219	6,827,721
TS Tech Co., Ltd.	40,280	1,178,173
Tsuruha Holdings, Inc.	9,429	1,381,684
Ube Industries Ltd.	91,464	1,556,927
Unicharm Corp.	42,475	2,062,344
West Japan Railway Co.	74,532	3,405,135
Yakult Honsha Co., Ltd.	19,083	910,457

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yamada Holdings Co., Ltd.	552,343	2,627,304
Yamaha Corp.	31,591	1,805,633
Yamaha Motor Co., Ltd.	208,223	4,013,697
Yamato Holdings Co., Ltd.	170,490	4,311,505
Yamazaki Baking Co., Ltd.	76,685	1,273,732
Yaskawa Electric Corp.	38,665	1,865,116
Yokogawa Electric Corp.	79,280	1,401,988
Z Holdings Corp.	474,274	2,988,233
		1,185,787,508

Netherlands 2.5%
Aalberts N.V.	29,349	1,274,393
ABN AMRO Bank N.V. *	288,014	2,980,117
Aegon N.V.	1,320,015	4,951,748
Akzo Nobel N.V.	62,216	6,628,090
Altice Europe N.V. *	179,554	948,909
APERAM S.A.	38,736	1,482,751
ArcelorMittal S.A. *	871,457	16,001,398
ASML Holding N.V.	19,555	8,511,063
ASR Nederland N.V.	60,135	2,250,078
Boskalis Westminster *	54,340	1,257,779
Heineken Holding N.V.	34,055	3,155,047
Heineken N.V.	44,827	4,746,622
ING Groep N.V. *	1,749,860	17,111,759
Koninklijke Ahold Delhaize N.V.	586,548	16,832,065
Koninklijke DSM N.V.	31,816	5,225,402
Koninklijke KPN N.V.	1,365,662	4,082,377
Koninklijke Philips N.V. *	179,190	9,294,085
NN Group N.V.	114,830	4,677,094
Randstad N.V. *	67,881	4,222,359
Signify N.V. *	100,904	4,284,896
Unibail-Rodamco-Westfield (b)	360	25,623
Unibail-Rodamco-Westfield (a)	54,177	3,855,987
Wolters Kluwer N.V.	34,517	2,902,632
		126,702,274

New Zealand 0.1%
Contact Energy Ltd.	272,110	1,491,663
Fletcher Building Ltd. *	764,255	3,007,863
Spark New Zealand Ltd.	615,428	1,972,304
		6,471,830

Norway 0.7%
DNB A.S.A. *	283,831	5,164,438
Equinor A.S.A.	669,729	10,601,812
Mowi A.S.A.	105,683	2,148,480
Norsk Hydro A.S.A.	1,123,059	4,564,971
Orkla A.S.A.	197,741	1,902,257
Seadrill Ltd. *	2,629,983	615,878
Subsea 7 S.A. *	229,323	2,186,396
Telenor A.S.A.	291,607	4,986,550
Yara International A.S.A.	107,760	4,377,758
		36,548,540

Poland 0.3%
Bank Polska Kasa Opieki S.A. *	79,954	1,210,403
Grupa Lotos S.A.	67,967	628,713
KGHM Polska Miedz S.A. *	68,056	2,705,535
PGE Polska Grupa Energetyczna S.A. *	989,454	1,521,668
Polski Koncern Naftowy Orlen S.A.	335,636	4,955,735
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,410,970	1,800,605
Security	Number of Shares	Value ($)
Powszechna Kasa Oszczednosci Bank Polski S.A. *	217,202	1,529,918
Powszechny Zaklad Ubezpieczen S.A. *	219,629	1,472,007
		15,824,584

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,114,270	5,955,349
Galp Energia, SGPS, S.A.	247,684	2,679,551
Jeronimo Martins, SGPS, S.A.	76,223	1,309,315
		9,944,215

Republic of Korea 7.0%
Amorepacific Corp.	8,793	1,422,391
BNK Financial Group, Inc.	230,209	1,171,277
CJ CheilJedang Corp.	5,148	1,681,806
CJ Corp.	20,743	1,482,781
Coway Co., Ltd. *	16,544	1,037,598
Daelim Industrial Co., Ltd.	20,472	1,480,060
DB Insurance Co., Ltd.	39,931	1,587,785
Doosan Heavy Industries & Construction Co., Ltd. *	180,942	2,738,944
E-MART, Inc.	27,713	3,856,854
GS Holdings Corp.	62,045	1,965,277
Hana Financial Group, Inc.	155,036	4,742,640
Hankook Tire & Technology Co., Ltd.	75,656	2,235,734
Hanwha Corp.	90,024	2,098,973
Hanwha Solutions Corp.	64,399	2,778,955
Hyundai Engineering & Construction Co., Ltd.	72,026	2,187,044
Hyundai Glovis Co., Ltd.	16,812	2,704,384
Hyundai Heavy Industries Holdings Co., Ltd.	13,981	3,531,417
Hyundai Marine & Fire Insurance Co., Ltd.	61,273	1,234,818
Hyundai Mobis Co., Ltd.	47,740	10,526,917
Hyundai Motor Co.	126,190	20,698,102
Hyundai Steel Co.	158,066	4,542,496
Industrial Bank of Korea	242,856	2,041,083
KB Financial Group, Inc.	166,742	6,833,627
Kia Motors Corp.	269,060	14,054,194
Korea Electric Power Corp. *	489,757	9,493,731
Korea Gas Corp.	50,705	1,299,071
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	25,225	2,347,996
Korea Zinc Co., Ltd.	4,545	1,556,690
Korean Air Lines Co., Ltd. *	92,562	2,133,054
KT&G Corp.	37,719	2,812,180
LG Chem Ltd.	15,900	11,495,188
LG Corp.	30,533	1,948,064
LG Display Co., Ltd. *	516,655	7,120,319
LG Electronics, Inc.	120,213	9,288,520
LG Household & Health Care Ltd.	1,238	1,693,852
LG Uplus Corp.	163,933	1,770,367
Lotte Chemical Corp.	15,042	3,833,396
Lotte Shopping Co., Ltd.	23,752	2,178,689
NAVER Corp.	8,042	2,016,768
POSCO	90,255	19,086,051
Posco International Corp.	83,927	1,008,747
S-Oil Corp.	28,755	1,808,638
Samsung C&T Corp.	21,169	2,305,241
Samsung Electro-Mechanics Co., Ltd.	17,124	2,414,119
Samsung Electronics Co., Ltd.	1,824,234	109,960,153
Samsung Fire & Marine Insurance Co., Ltd.	17,805	3,025,024
Samsung Heavy Industries Co., Ltd. *	240,396	1,483,805
Samsung Life Insurance Co., Ltd.	36,627	2,360,042
Samsung SDI Co., Ltd.	6,166	2,970,022
Samsung SDS Co., Ltd.	8,796	1,375,182

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Shinhan Financial Group Co., Ltd.	220,586	6,418,932
SK Holdings Co., Ltd.	22,831	4,363,794
SK Hynix, Inc.	187,576	16,527,640
SK Innovation Co., Ltd.	75,667	11,829,914
SK Networks Co., Ltd.	321,849	1,400,482
SK Telecom Co., Ltd.	13,166	2,825,832
Woori Financial Group, Inc.	343,102	3,047,935
		353,834,595

Singapore 0.7%
CapitaLand Ltd.	595,297	1,390,819
ComfortDelGro Corp., Ltd.	1,129,960	1,391,680
DBS Group Holdings Ltd.	375,741	7,067,756
Jardine Cycle & Carriage Ltd.	65,042	942,349
Keppel Corp., Ltd.	589,491	2,230,887
Oversea-Chinese Banking Corp., Ltd.	749,005	5,635,568
Singapore Airlines Ltd. *	572,208	1,853,686
Singapore Telecommunications Ltd.	2,533,835	4,520,315
United Overseas Bank Ltd.	286,334	4,811,061
Wilmar International Ltd.	960,993	3,019,915
		32,864,036

Spain 3.2%
Acciona S.A.	9,439	1,204,742
Acerinox S.A.	118,259	1,221,660
ACS, Actividades de Construccion y Servicios S.A.	139,685	4,426,244
Aena SME S.A. *	12,923	2,111,629
Amadeus IT Group S.A.	53,211	3,657,385
Banco Bilbao Vizcaya Argentaria S.A.	4,242,323	19,943,431
Banco de Sabadell S.A.	7,836,699	3,051,320
Banco Santander S.A. *	14,148,384	40,914,469
Bankia S.A.	875,661	1,509,397
Bankinter S.A.	203,823	1,011,580
CaixaBank S.A.	674,288	1,731,734
Enagas S.A.	61,602	1,504,715
Endesa S.A.	155,767	4,466,292
Ferrovial S.A.	78,826	2,198,880
Ferrovial S.A. *(b)	757	21,117
Grifols S.A.	40,293	1,144,713
Iberdrola S.A.	1,540,128	21,085,126
Industria de Diseno Textil S.A.	200,183	6,668,927
Mapfre S.A.	643,011	1,236,055
Naturgy Energy Group S.A.	159,780	3,695,474
Red Electrica Corp. S.A.	100,701	2,064,056
Repsol S.A.	1,441,881	13,898,255
Telefonica S.A.	4,405,335	19,271,144
		158,038,345

Sweden 2.2%
Alfa Laval AB *	62,034	1,569,397
Assa Abloy AB, B Shares	137,942	3,292,957
Atlas Copco AB, A Shares	91,383	4,619,519
Atlas Copco AB, B Shares	56,118	2,485,673
Boliden AB	114,349	3,952,178
Electrolux AB, Series B	97,470	2,343,909
Electrolux Professional AB, Class B *	97,103	511,083
Epiroc AB, A Shares	73,953	1,232,586
Epiroc AB, B Shares	53,879	858,938
Essity AB, B Shares	112,702	3,584,160
Hennes & Mauritz AB, B Shares *	393,207	8,351,869
Hexagon AB, B Shares	27,060	2,252,850
Husqvarna AB, B Shares	136,624	1,459,283
ICA Gruppen AB	28,725	1,392,951
Investor AB, A Shares	25,886	1,786,338
Investor AB, B Shares	89,905	6,242,008
Security	Number of Shares	Value ($)
Sandvik AB *	252,257	5,675,211
Securitas AB, B Shares	135,020	2,226,711
Skandinaviska Enskilda Banken AB, A Shares *	439,226	4,657,473
Skanska AB, B Shares	137,099	3,268,023
SKF AB, B Shares	149,332	3,688,870
SSAB AB, A Shares *	190,211	602,686
SSAB AB, B Shares *	512,923	1,417,029
Svenska Handelsbanken AB, A Shares *	433,420	4,415,437
Swedbank AB, A Shares *	410,701	7,456,243
Swedish Match AB	25,140	2,031,254
Tele2 AB, B Shares	119,308	1,539,188
Telefonaktiebolaget LM Ericsson, B Shares	724,946	8,890,387
Telia Co. AB (a)	1,279,527	5,441,516
Trelleborg AB, B Shares *	88,075	1,821,815
Volvo AB, B Shares *	495,370	11,286,655
		110,354,197

Switzerland 4.7%
ABB Ltd.	454,652	12,038,008
Adecco Group AG	100,415	6,104,983
Alcon, Inc. *	58,928	3,774,048
Baloise Holding AG	10,034	1,736,803
Chocoladefabriken Lindt & Sprungli AG	11	981,774
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	94	805,225
Cie Financiere Richemont S.A.	111,196	9,271,042
Clariant AG	55,041	1,108,967
Credit Suisse Group AG	442,027	5,605,291
DKSH Holding AG	18,488	1,269,225
Geberit AG	4,250	2,567,933
Georg Fischer AG	1,319	1,541,480
Givaudan S.A.	881	3,604,577
Julius Baer Group Ltd.	33,589	1,945,661
Kuehne & Nagel International AG	12,717	2,889,525
LafargeHolcim Ltd. *	184,003	9,686,936
Lonza Group AG	4,533	2,852,090
Nestle S.A.	442,169	49,418,601
Novartis AG	293,027	26,629,108
Roche Holding AG	98,484	32,532,465
Roche Holding AG, Bearer Shares	4,033	1,343,591
Schindler Holding AG	2,738	727,673
Schindler Holding AG, Participation Certificate	5,772	1,581,195
SGS S.A.	819	2,342,197
Sika AG	12,821	3,284,204
Sonova Holding AG *	5,264	1,308,877
Swiss Life Holding AG	7,726	3,463,173
Swiss Prime Site AG	12,290	1,110,485
Swiss Re AG	106,513	9,767,711
Swisscom AG	7,591	4,024,832
The Swatch Group AG	21,532	1,036,523
The Swatch Group AG, Bearer Shares	13,235	3,277,684
UBS Group AG	920,573	13,107,463
Zurich Insurance Group AG	36,928	15,047,762
		237,787,112

United Kingdom 15.2%
3i Group plc	178,257	2,547,596
Admiral Group plc	35,711	1,362,102
Aggreko plc	178,997	1,340,621
Anglo American plc	353,026	10,432,383
Antofagasta plc	99,707	1,668,581
Ashtead Group plc	96,160	4,083,715
Associated British Foods plc	136,675	3,850,072
AstraZeneca plc	154,132	16,060,647
Aviva plc	1,653,620	7,091,018

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Babcock International Group plc	226,133	1,020,116
BAE Systems plc	923,885	6,216,498
Balfour Beatty plc *	320,966	1,094,403
Barclays plc *	7,570,744	13,600,405
Barratt Developments plc *	418,477	3,463,862
Bellway plc	48,290	1,825,132
Berkeley Group Holdings plc	39,102	2,413,871
BHP Group plc	634,752	14,394,365
BP plc	14,874,941	49,180,268
British American Tobacco plc	596,514	21,020,334
BT Group plc	8,018,374	12,503,352
Bunzl plc	87,154	2,744,812
Burberry Group plc	117,408	2,710,129
Carnival plc	118,287	2,096,374
Centrica plc *	10,463,832	6,163,446
Coca-Cola HBC AG *	50,410	1,455,023
Compass Group plc	392,229	6,933,061
CRH plc	252,313	9,893,293
Croda International plc	17,181	1,366,156
DCC plc	33,331	2,528,406
Diageo plc	309,970	11,918,167
Direct Line Insurance Group plc	735,563	2,904,794
Dixons Carphone plc	2,136,471	3,148,933
Drax Group plc	380,515	1,668,293
DS Smith plc *	452,060	2,003,694
easyJet plc	147,901	1,590,304
Evraz plc	270,270	1,393,862
Experian plc	88,382	3,122,130
Ferguson plc	69,218	7,784,572
Firstgroup plc *	1,996,991	1,612,979
Flutter Entertainment plc *	12,145	2,222,153
G4S plc *	921,622	2,719,208
GlaxoSmithKline plc	1,051,726	19,236,253
Glencore plc *	13,798,004	39,024,922
Hays plc *	850,866	1,479,004
HSBC Holdings plc *	7,433,213	38,528,788
IMI plc	83,020	1,239,144
Imperial Brands plc	562,694	10,224,162
Inchcape plc *	306,303	2,447,444
Informa plc *	189,049	1,338,170
InterContinental Hotels Group plc *	34,557	2,142,062
International Consolidated Airlines Group S.A. *	939,436	1,933,966
Intertek Group plc	17,437	1,285,481
Investec plc	307,707	762,452
ITV plc *	2,134,227	2,680,620
J Sainsbury plc	1,952,818	5,503,606
John Wood Group plc *	441,710	1,757,320
Johnson Matthey plc	137,262	4,075,514
Kingfisher plc *	2,274,438	8,307,828
Land Securities Group plc	179,290	1,574,038
Legal & General Group plc	1,688,629	5,696,876
Lloyds Banking Group plc *	31,710,087	15,079,560
London Stock Exchange Group plc	12,110	1,310,533
M&G plc	946,811	2,370,074
Marks & Spencer Group plc *	2,694,579	4,523,725
Meggitt plc *	324,668	1,696,515
Micro Focus International plc *	170,773	804,122
Mondi plc	205,043	4,538,651
National Grid plc	1,406,898	15,935,312
Natwest Group plc *	537,321	1,109,023
Next plc	35,932	3,143,059
Ninety One plc *	137,481	388,379
Pearson plc	373,672	3,227,692
Pennon Group plc	91,206	1,151,649
Persimmon plc	101,858	3,611,774
Prudential plc	462,439	7,220,246
Reckitt Benckiser Group plc	102,656	9,023,426
RELX plc	226,752	5,290,121
Security	Number of Shares	Value ($)
Rentokil Initial plc *	177,017	1,175,251
Rio Tinto plc	407,052	26,269,624
Rolls-Royce Holdings plc *	1,877,485	2,649,408
Royal Dutch Shell plc, A Shares	3,416,398	57,980,192
Royal Dutch Shell plc, B Shares	3,107,382	51,200,888
Royal Mail plc	1,861,789	7,648,130
RSA Insurance Group plc	276,084	2,484,268
Severn Trent plc	62,214	1,984,274
Smith & Nephew plc	132,242	2,561,735
Smiths Group plc	107,267	2,089,386
Smurfit Kappa Group plc	83,110	3,528,399
SSE plc	478,043	8,558,409
Standard Chartered plc *	1,018,466	6,148,574
Standard Life Aberdeen plc	708,394	2,562,012
Tate & Lyle plc	175,591	1,495,148
Taylor Wimpey plc *	1,483,984	3,050,045
Tesco plc	3,451,721	10,460,654
The British Land Co. plc	218,463	1,375,755
The Sage Group plc	153,859	1,242,727
The Weir Group plc *	73,975	1,654,235
Travis Perkins plc *	157,693	2,698,968
TUI AG (a)	501,694	3,354,289
Unilever plc	481,657	29,328,234
United Utilities Group plc	191,128	2,297,508
Vodafone Group plc	19,305,335	31,876,757
Whitbread plc *	66,126	2,675,811
Wm Morrison Supermarkets plc	2,186,528	5,250,042
WPP plc	786,653	7,620,400
		764,031,764
Total Common Stock
(Cost $4,783,946,507)		4,942,765,176

Preferred Stock 1.2% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	49,932	3,308,966
FUCHS PETROLUB SE	27,060	1,551,130
Henkel AG & Co. KGaA	44,690	4,824,063
Volkswagen AG	131,527	22,237,379
		31,921,538

Italy 0.1%
Telecom Italia S.p.A. - RSP	7,078,719	3,602,947

Republic of Korea 0.5%
Hyundai Motor Co., Ltd.	21,283	1,615,627
Hyundai Motor Co., Ltd. 2nd	34,050	2,664,796
LG Chem Ltd.	3,187	1,026,764
Samsung Electronics Co., Ltd.	316,803	17,492,805
		22,799,992
Total Preferred Stock
(Cost $49,410,786)		58,324,477

Rights 0.0% of net assets

Germany 0.0%
KION Group AG expires 12/03/20 *	19,827	7,068

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic of Korea 0.0%
Doosan Heavy Industries & Construction Co., Ltd. expires 12/04/20 *(b)	93,324	599,642

Spain 0.0%
Banco Santander S.A. expires 12/03/20 *	13,808,078	1,729,352
Total Rights
(Cost $2,355,879)		2,336,062

Other Investment Companies 0.6% of net assets

United States 0.6%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	2,420,163	2,420,163
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	28,353,558	28,353,558
Total Other Investment Companies
(Cost $30,773,721)		30,773,721

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/18/20	246	25,005,900	696,859
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,749,470.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,574,189,057	$—	$—	$4,574,189,057
Hong Kong	83,230,102	—	605,398	83,835,500
Netherlands	126,676,651	—	25,623	126,702,274
Spain	158,017,228	—	21,117	158,038,345
Preferred Stock[1]	58,324,477	—	—	58,324,477
Rights[1]	1,736,420	—	—	1,736,420
Republic of Korea	—	—	599,642	599,642
Other Investment Companies[1]	30,773,721	—	—	30,773,721
Futures Contracts[2]	696,859	—	—	696,859
Total	$5,033,644,515	$—	$1,251,780	$5,034,896,295
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.9%
Adbri Ltd.	745,399	1,697,174
ALS Ltd.	209,473	1,474,045
Ansell Ltd.	74,409	2,052,223
ASX Ltd.	32,866	1,867,397
AusNet Services	1,454,392	1,987,946
Austal Ltd.	451,698	971,875
Australian Pharmaceutical Industries Ltd.	1,340,094	1,189,875
Bank of Queensland Ltd.	530,514	3,017,820
Bapcor Ltd.	124,959	645,453
Beach Energy Ltd.	495,373	642,428
Bega Cheese Ltd.	263,176	1,060,749
Blackmores Ltd. *(a)	6,444	379,861
Breville Group Ltd.	43,675	774,941
carsales.com Ltd.	58,896	882,272
Challenger Ltd.	430,303	1,823,146
Charter Hall Group	46,302	468,435
Charter Hall Retail REIT	177,774	499,083
CIMIC Group Ltd.	136,127	2,564,804
Cleanaway Waste Management Ltd.	601,859	1,059,917
Cochlear Ltd.	10,968	1,781,384
Collins Foods Ltd.	51,548	355,142
Costa Group Holdings Ltd.	283,089	840,635
Cromwell Property Group	1,041,890	656,398
CSR Ltd.	783,230	2,787,505
Deterra Royalties Ltd. *	159,983	542,264
Dexus	335,702	2,416,727
Domino's Pizza Enterprises Ltd.	12,627	688,697
Eagers Automotive Ltd.	175,985	1,692,253
Eclipx Group Ltd. *	725,818	1,024,179
Elders Ltd.	62,072	479,332
Evolution Mining Ltd.	428,906	1,570,716
Flight Centre Travel Group Ltd. *	103,871	1,309,554
G.U.D. Holdings Ltd.	62,815	519,783
G8 Education Ltd.	1,179,016	1,025,135
Genworth Mortgage Insurance Australia Ltd.	372,804	727,957
GrainCorp Ltd., Class A	436,255	1,404,756
GWA Group Ltd.	281,232	596,810
Harvey Norman Holdings Ltd.	561,974	1,908,958
Healius Ltd.	708,929	1,922,338
IGO Ltd.	165,307	571,272
Iluka Resources Ltd.	159,983	629,498
Inghams Group Ltd.	243,326	548,642
InvoCare Ltd.	61,451	503,968
IOOF Holdings Ltd.	490,098	1,343,399
IRESS Ltd.	78,137	599,358
James Hardie Industries plc *	115,420	3,355,114
JB Hi-Fi Ltd.	87,384	2,943,217
Link Administration Holdings Ltd.	246,891	895,055
Magellan Financial Group Ltd.	16,515	720,166
McMillan Shakespeare Ltd.	75,242	657,543
Mineral Resources Ltd.	106,535	2,537,916
Monadelphous Group Ltd.	157,178	1,481,295
Security	Number of Shares	Value ($)
nib Holdings Ltd.	340,579	1,289,912
Nine Entertainment Co. Holdings Ltd.	832,529	1,410,933
Northern Star Resources Ltd.	130,762	1,214,999
NRW Holdings Ltd.	566,613	1,106,399
Nufarm Ltd. *	367,904	1,084,360
Orora Ltd.	1,072,872	2,094,947
OZ Minerals Ltd.	242,298	2,913,729
Pact Group Holdings Ltd.	350,665	635,633
Pendal Group Ltd.	220,663	1,139,795
Perenti Global Ltd.	621,716	597,836
Perpetual Ltd.	41,106	1,013,772
Platinum Asset Management Ltd.	143,363	439,450
Premier Investments Ltd.	49,596	829,567
Qantas Airways Ltd. *	772,293	3,061,566
Qube Holdings Ltd.	622,849	1,312,587
REA Group Ltd.	6,622	708,687
Regis Resources Ltd.	231,388	629,139
Reliance Worldwide Corp., Ltd.	230,117	703,681
Resolute Mining Ltd. *	676,089	378,614
Sandfire Resources Ltd.	275,410	888,859
Santos Ltd.	551,287	2,502,290
SEEK Ltd.	121,514	2,332,455
Seven Group Holdings Ltd.	59,240	960,759
Seven West Media Ltd. *	5,566,882	1,045,999
Shopping Centres Australasia Property Group	231,928	437,494
Sigma Healthcare Ltd. *	3,553,906	1,466,470
Southern Cross Media Group Ltd. *	303,649	521,323
St. Barbara Ltd.	342,396	618,122
Steadfast Group Ltd.	151,500	430,903
Super Retail Group Ltd.	201,737	1,468,661
Sydney Airport	323,495	1,599,445
Tassal Group Ltd.	175,924	470,556
The GPT Group	595,954	2,072,688
The Star Entertainment Grp Ltd.	998,959	2,782,394
TPG Telecom Ltd. *	131,118	741,032
Treasury Wine Estates Ltd.	299,131	1,893,363
Tuas Ltd. *	97,470	47,761
United Malt Grp Ltd. *	457,316	1,489,422
Vicinity Centres	2,053,884	2,497,118
Vocus Group Ltd. *	243,638	737,847
Washington H Soul Pattinson & Co., Ltd.	37,778	808,379
Whitehaven Coal Ltd.	1,166,157	1,138,550
Worley Ltd.	334,522	3,179,754
		120,793,660

Austria 0.6%
AT&S Austria Technologie & Systemtechnik AG	33,210	794,516
BAWAG Group AG *	46,324	2,104,576
CA Immobilien Anlagen AG	19,058	662,258
DO & Co. AG *	7,897	479,876
EVN AG	28,859	511,603
IMMOFINANZ AG *	33,104	618,536
Lenzing AG *	24,604	2,116,110
Oesterreichische Post AG (a)	40,009	1,438,155

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UNIQA Insurance Group AG	124,939	950,515
Verbund AG	20,625	1,451,924
Vienna Insurance Group AG Wiener Versicherung Gruppe	36,821	880,024
		12,008,093

Belgium 1.2%
Ackermans & van Haaren N.V.	15,394	2,246,544
AGFA-Gevaert N.V. *	217,717	902,400
Barco N.V.	32,344	700,480
Befimmo S.A.	10,863	482,089
Bekaert S.A.	82,251	2,528,587
bpost S.A.	237,955	2,886,266
Cie d'Entreprises CFE *	10,126	896,341
Cofinimmo S.A.	7,016	1,047,389
D'Ieteren S.A. N.V.	28,684	2,003,808
Elia Group S.A. N.V.	10,515	1,192,398
Euronav N.V.	109,195	861,432
Gimv N.V.	10,557	613,103
KBC Ancora *	9,383	391,042
Melexis N.V.	8,602	824,720
Ontex Group N.V. *	107,095	1,314,378
Orange Belgium S.A.	40,570	784,242
Recticel S.A.	39,382	448,946
Sofina S.A.	3,153	1,003,250
Telenet Group Holding N.V.	44,911	1,923,266
Tessenderlo Group S.A. *	25,656	955,984
		24,006,665

Canada 7.8%
Aecon Group, Inc.	98,495	1,237,363
Ag Growth International, Inc.	18,100	435,914
Aimia, Inc. *	224,962	680,493
Alamos Gold, Inc., Class A	76,155	631,736
Algonquin Power & Utilities Corp.	139,204	2,185,972
Allied Properties Real Estate Investment Trust	29,140	917,891
AltaGas Ltd.	194,017	2,790,707
Altus Group Ltd.	14,568	553,312
Artis Real Estate Investment Trust	166,414	1,376,617
ATS Automation Tooling Systems, Inc. *	34,613	579,332
AutoCanada, Inc.	83,064	1,907,543
B2Gold Corp.	92,626	517,488
Badger Daylighting Ltd.	21,469	641,800
Baytex Energy Corp. *	2,162,649	1,101,434
Birchcliff Energy Ltd.	587,517	929,400
BlackBerry Ltd. *	274,401	1,619,853
Boardwalk Real Estate Investment Trust	32,314	863,519
Boyd Group Services, Inc.	4,841	791,355
BRP, Inc.	14,754	843,525
CAE, Inc.	130,573	3,165,834
Cameco Corp.	267,939	2,685,800
Canadian Apartment Properties REIT	37,489	1,480,004
Canadian Utilities Ltd., Class A	92,723	2,321,116
Canadian Western Bank	57,276	1,333,891
Canfor Corp. *	163,285	2,394,024
Capital Power Corp.	81,524	2,091,101
Cascades, Inc.	137,508	1,549,207
CCL Industries, Inc., Class B	65,475	2,893,046
Celestica, Inc. *	363,275	2,741,592
Centerra Gold, Inc.	133,202	1,303,342
CES Energy Solutions Corp.	730,036	636,577
Chartwell Retirement Residences	120,343	1,048,439
Chemtrade Logistics Income Fund (a)	204,800	790,184
Choice Properties Real Estate Investment Trust (a)	69,124	706,762
Chorus Aviation, Inc.	302,074	999,998
Security	Number of Shares	Value ($)
Cineplex, Inc. (a)	115,241	924,845
Cogeco Communications, Inc.	7,521	545,605
Cogeco, Inc.	17,090	1,049,085
Colliers International Group, Inc.	12,767	1,141,237
Cominar Real Estate Investment Trust	280,594	1,933,563
Constellation Software, Inc.	2,131	2,644,683
Corus Entertainment, Inc., B Shares	565,827	1,873,137
Crombie Real Estate Investment Trust	50,473	572,928
Dream Office Real Estate Investment Trust	70,714	1,151,374
Eldorado Gold Corp. *	55,620	654,530
Element Fleet Management Corp.	100,675	1,026,250
Enerflex Ltd.	223,395	1,186,016
Enerplus Corp.	518,426	1,320,168
Ensign Energy Services, Inc.	1,443,203	968,892
Exchange Income Corp. (a)	30,765	918,748
Extendicare, Inc. (a)	100,445	516,991
First Capital Real Estate Investment Trust	84,975	1,020,959
FirstService Corp.	6,215	849,449
Franco-Nevada Corp.	15,940	2,126,358
Frontera Energy Corp.	350,589	754,798
Genworth MI Canada, Inc.	30,000	1,009,800
Granite Real Estate Investment Trust	11,379	672,168
Great Canadian Gaming Corp. *	35,977	1,071,620
Home Capital Group, Inc. *	61,755	1,405,321
Hudbay Minerals, Inc.	392,202	2,487,770
IAMGOLD Corp. *	326,316	1,105,430
IGM Financial, Inc.	74,826	1,983,388
Innergex Renewable Energy, Inc.	40,832	809,771
Interfor Corp. *	120,747	1,818,799
Intertape Polymer Group, Inc.	65,012	1,176,928
Just Energy Group, Inc. *(a)	29,199	142,852
Kirkland Lake Gold Ltd.	30,675	1,259,524
Laurentian Bank of Canada	38,270	960,958
Lundin Mining Corp.	398,217	3,189,669
Maple Leaf Foods, Inc.	85,350	1,743,356
Martinrea International, Inc.	235,501	2,584,169
Medical Facilities Corp. (a)	163,304	933,778
MEG Energy Corp. *	494,196	1,391,940
Morneau Shepell, Inc.	21,518	493,657
Mullen Group Ltd.	217,468	1,688,192
NFI Group, Inc.	88,378	1,338,730
Norbord, Inc.	60,789	2,283,985
Northland Power, Inc.	48,859	1,678,150
OceanaGold Corp. *	628,783	786,039
Pan American Silver Corp.	48,131	1,419,528
Parex Resources, Inc. *	75,001	1,030,186
Pason Systems, Inc.	92,461	512,998
Peyto Exploration & Development Corp. (a)	824,686	1,813,686
PrairieSky Royalty Ltd.	90,484	719,878
Precision Drilling Corp. *	89,310	1,730,515
Premium Brands Holdings Corp.	12,391	950,241
Primo Water Corp.	95,493	1,433,979
Quebecor, Inc., Class B	71,156	1,775,743
Richelieu Hardware Ltd.	35,910	1,048,010
Ritchie Bros. Auctioneers, Inc.	24,164	1,741,770
Russel Metals, Inc.	145,319	2,333,582
Secure Energy Services, Inc. (a)	814,488	1,363,870
Seven Generations Energy Ltd., A Shares *	485,778	2,024,231
ShawCor Ltd.	457,348	1,136,400
Sienna Senior Living, Inc.	38,580	401,311
Sierra Wireless, Inc. *	37,531	550,265
Sleep Country Canada Holdings, Inc.	24,329	450,196
SmartCentres Real Estate Investment Trust	74,474	1,384,427
SSR Mining, Inc. *	20,759	385,096
Stantec, Inc.	63,452	1,916,437
Stella-Jones, Inc.	40,362	1,376,027
Superior Plus Corp.	169,778	1,593,102

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The North West Co., Inc.	51,198	1,327,458
TMX Group Ltd.	12,819	1,264,094
Toromont Industries Ltd.	30,141	2,066,306
Tourmaline Oil Corp.	217,094	3,028,829
Transat AT, Inc. *	138,796	628,700
Transcontinental, Inc., Class A	155,669	2,315,995
Trican Well Service Ltd. *(a)	1,208,487	1,230,961
Turquoise Hill Resources Ltd. *	146,385	1,423,297
Uni-Select, Inc.	148,809	957,687
Vermilion Energy, Inc.	361,393	1,452,934
Western Forest Products, Inc.	1,301,500	964,149
Westshore Terminals Investment Corp. (a)	56,239	718,665
Wheaton Precious Metals Corp.	60,069	2,323,682
Whitecap Resources, Inc.	755,721	2,285,999
Winpak Ltd.	20,927	680,826
Yamana Gold, Inc.	296,932	1,553,514
		159,256,355

Denmark 1.5%
Chr Hansen Holding A/S	18,229	1,771,194
D/S Norden A/S	54,552	967,865
Demant A/S *	37,398	1,412,379
Dfds A/S *	32,479	1,409,294
FLSmidth & Co. A/S *	69,765	2,325,313
Genmab A/S *	1,946	748,690
GN Store Nord A/S	26,796	2,187,604
H. Lundbeck A/S	24,631	755,456
Jyske Bank A/S *	67,623	2,549,515
Matas A/S *	93,569	1,215,006
Nilfisk Holding A/S *	44,619	960,859
NKT A/S *	26,638	983,755
Per Aarsleff Holding A/S, Class B	26,376	1,127,524
Ringkjoebing Landbobank A/S	4,996	434,365
Rockwool International A/S, B Shares	4,105	1,504,122
Royal Unibrew A/S	15,592	1,634,748
Scandinavian Tobacco Group A/S, Class A	74,037	1,141,044
Schouw & Co. A/S	12,220	1,192,052
SimCorp A/S	6,191	814,854
Spar Nord Bank A/S *	67,005	661,166
Sydbank A/S *	87,810	1,826,053
The Drilling Co. of 1972 A/S *	32,711	943,086
Topdanmark A/S	16,580	705,566
Tryg A/S	49,819	1,448,334
		30,719,844

Finland 1.1%
Ahlstrom-Munksjo Oyj	29,491	634,988
Cargotec Oyj, B Shares	71,974	2,884,191
Finnair Oyj *(a)	1,109,752	829,014
Huhtamaki Oyj	56,240	2,832,246
Kemira Oyj	108,817	1,568,510
Kojamo Oyj	20,395	426,939
Konecranes Oyj	72,605	2,483,912
Metsa Board Oyj	158,164	1,426,535
Orion Oyj, Class B	47,323	2,233,742
Sanoma Oyj	83,088	1,212,556
TietoEVRY Oyj	57,632	1,832,408
Tokmanni Group Corp.	34,113	623,515
Uponor Oyj	54,074	1,103,497
Valmet Oyj	74,171	1,881,821
YIT Oyj	151,196	885,132
		22,859,006

Security	Number of Shares	Value ($)
France 4.2%
Aeroports de Paris	15,580	1,973,636
Albioma S.A.	16,380	839,592
Alten S.A. *	17,038	1,820,010
Amundi S.A. *	23,841	1,905,042
Beneteau S.A.	59,731	610,899
BioMerieux	8,624	1,246,176
CGG S.A. *	842,722	937,499
Cie Plastic Omnium S.A.	82,040	2,842,024
Coface S.A. *	94,117	958,079
Covivio	22,805	1,868,634
Dassault Aviation S.A. *	947	979,873
Derichebourg S.A.	283,151	1,121,114
Edenred	52,941	3,035,311
Elior Group S.A.	264,146	1,516,662
Eramet S.A. *(a)	18,329	800,925
Eurofins Scientific SE *	20,890	1,700,725
Euronext N.V.	16,519	1,758,642
Europcar Mobility Group *(a)	668,440	718,829
Fnac Darty S.A. *	33,411	1,801,677
Gaztransport Et Technigaz S.A.	6,367	629,860
Gecina S.A.	12,471	1,899,036
Getlink SE *	156,494	2,611,413
ICADE	20,902	1,548,933
Iliad S.A.	16,063	3,270,317
Imerys S.A.	54,868	2,257,778
Ipsen S.A.	13,273	1,283,668
IPSOS	58,946	1,896,750
JCDecaux S.A. *	55,526	1,251,356
Kaufman & Broad S.A.	19,514	825,162
Korian S.A. *	41,683	1,389,132
Maisons du Monde S.A. *	69,417	1,148,396
Mercialys S.A.	94,545	749,252
Mersen S.A. *	21,318	622,214
Metropole Television S.A. *	93,368	1,463,096
Nexans S.A. *	45,964	2,911,303
Nexity S.A.	51,446	2,006,193
Orpea S.A. *	16,158	2,025,594
Quadient S.A.	106,566	1,905,739
Remy Cointreau S.A.	7,339	1,308,057
Sartorius Stedim Biotech	1,288	466,834
SEB S.A.	16,242	2,898,758
Societe BIC S.A.	40,212	2,393,534
Solocal Group *	105,614	314,575
Sopra Steria Group *	11,081	1,694,000
SPIE S.A. *	122,807	2,516,425
Tarkett S.A. *	77,775	1,356,442
Technicolor S.A. *(a)	245,228	483,427
Television Francaise 1 S.A. *	228,856	1,773,948
Trigano S.A.	6,171	1,009,823
Ubisoft Entertainment S.A. *	32,150	3,068,164
Vallourec S.A. *(a)	28,261	950,957
Vicat S.A.	31,021	1,269,070
Worldline S.A. *	40,422	3,747,340
		85,381,895

Germany 4.3%
1&1 Drillisch AG	34,607	820,486
Aareal Bank AG *	84,686	2,076,678
alstria Office REIT-AG	38,965	628,768
Aroundtown S.A. *	166,334	1,157,600
Bechtle AG	10,631	2,323,359
Befesa S.A.	14,384	750,187
Bilfinger SE (a)	70,642	1,957,064
CANCOM SE	15,040	809,588
Carl Zeiss Meditec AG	6,403	856,306
CECONOMY AG *	361,464	1,790,066

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cewe Stiftung & Co. KGaA	4,585	497,451
CTS Eventim AG & Co., KGaA *	14,676	890,938
Deutsche Euroshop AG *	35,054	733,383
Deutsche Pfandbriefbank AG *	279,963	2,799,694
Deutz AG *	273,715	1,578,153
Dialog Semiconductor plc *	44,906	2,375,345
Duerr AG	61,136	2,239,267
DWS Group GmbH & Co. KGaA	21,692	847,201
ElringKlinger AG *	105,572	1,699,798
Fielmann AG *	11,467	853,872
Fraport AG Frankfurt Airport Services Worldwide *	34,264	1,950,141
Gerresheimer AG	18,594	2,173,056
Grand City Properties S.A.	32,892	779,039
GRENKE AG (a)	5,531	243,475
Hamburger Hafen und Logistik AG	26,889	591,185
Heidelberger Druckmaschinen AG *	956,132	916,123
HOCHTIEF AG	20,565	1,990,127
Hornbach Holding AG & Co. KGaA	22,575	2,408,775
Indus Holding AG	31,513	1,225,115
Jenoptik AG	29,884	897,255
JOST Werke AG *	12,314	577,416
Kloeckner & Co. SE *	473,519	4,055,590
Knorr-Bremse AG	22,005	2,823,864
Koenig & Bauer AG *	26,123	733,710
Krones AG	20,478	1,504,040
LEG Immobilien AG	14,840	2,120,606
Nordex SE *	78,762	1,847,557
Norma Group SE	35,390	1,562,953
Pfeiffer Vacuum Technology AG	2,967	550,824
Puma SE *	24,940	2,486,897
QIAGEN N.V. *	37,422	1,808,920
Rational AG	790	704,023
RTL Group S.A. *	64,116	2,955,845
SAF-Holland SE *	117,997	1,462,293
Scout24 AG	17,558	1,346,284
Siemens Healthineers AG	41,576	1,917,214
Siltronic AG	14,213	2,077,593
Sixt SE *	11,019	1,267,346
Software AG	28,885	1,245,953
Stabilus S.A.	12,919	915,632
Stroeer SE & CO. KGaA	8,649	775,945
Suedzucker AG	128,097	2,037,953
TAG Immobilien AG *	43,514	1,304,409
Takkt AG	62,200	802,071
Talanx AG	37,901	1,402,732
Wacker Chemie AG	24,310	3,044,635
Wacker Neuson SE *	45,473	873,036
Zalando SE *	26,770	2,715,488
		87,780,324

Hong Kong 4.1%
Asia Cement China Holdings Corp.	318,382	318,279
ASM Pacific Technology Ltd.	180,478	2,258,158
BOC Aviation Ltd.	95,021	844,495
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Budweiser Brewing Co. APAC Ltd.	250,004	861,026
Cafe de Coral Holdings Ltd.	376,771	811,619
Cathay Pacific Airways Ltd. *(a)	1,444,116	1,352,374
China Travel International Investment Hong Kong Ltd. *	4,017,953	564,923
Chow Sang Sang Holdings International Ltd.	728,260	883,964
Chow Tai Fook Jewellery Group Ltd.	1,214,430	1,591,565
CITIC Telecom International Holdings Ltd.	1,616,153	537,849
CK Infrastructure Holdings Ltd.	100,927	516,189
Cowell e Holdings, Inc.	1,188,561	734,371
Dah Sing Financial Holdings Ltd.	211,676	622,536
Security	Number of Shares	Value ($)
Dairy Farm International Holdings Ltd.	286,269	1,165,115
FIH Mobile Ltd. *	11,990,000	1,283,676
First Pacific Co., Ltd.	10,185,294	3,113,724
Fortune Real Estate Investment Trust	595,398	543,750
Giordano International Ltd.	3,722,338	561,772
Haitong International Securities Group Ltd.	2,466,568	636,328
Hang Lung Group Ltd.	966,822	2,429,370
Hang Lung Properties Ltd.	1,069,882	2,652,452
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,199,261	507,590
Hysan Development Co., Ltd.	295,483	1,187,268
IGG, Inc.	808,017	807,756
Johnson Electric Holdings Ltd.	573,917	1,353,267
K Wah International Holdings Ltd.	1,765,077	878,839
Kerry Logistics Network Ltd.	672,227	1,472,353
Kerry Properties Ltd. (a)	830,401	2,125,141
Lee & Man Paper Manufacturing Ltd.	1,977,895	1,607,319
Lifestyle International Holdings Ltd. *	605,715	525,826
Luk Fook Holdings International Ltd.	661,651	1,671,090
Man Wah Holdings Ltd.	889,555	1,638,548
Melco International Development Ltd.	636,863	1,205,953
MGM China Holdings Ltd.	476,410	695,642
Minth Group Ltd.	459,793	2,283,396
MMG Ltd. *	4,689,529	2,044,580
NagaCorp Ltd.	526,954	672,924
Nexteer Automotive Group Ltd.	1,495,681	1,587,805
NWS Holdings Ltd.	2,066,803	1,975,493
Pacific Basin Shipping Ltd.	5,852,392	958,728
Pacific Textiles Holdings Ltd.	1,021,733	703,780
Pou Sheng International Holdings Ltd. *	2,966,759	757,715
Power Assets Holdings Ltd.	94,822	499,031
PRADA S.p.A. *	368,401	1,829,531
Road King Infrastructure Ltd.	463,368	621,609
Sa Sa International Holdings Ltd. *	2,759,589	455,630
Samsonite International S.A. *	1,916,037	3,094,329
Shangri-La Asia Ltd. *	901,187	823,012
Shui On Land Ltd.	6,986,368	964,259
Shun Tak Holdings Ltd.	2,062,000	651,648
SITC International Holdings Co., Ltd.	723,540	1,390,615
SJM Holdings Ltd.	1,891,174	2,212,570
SmarTone Telecommunications Holdings Ltd.	1,106,648	612,386
Stella International Holdings Ltd.	1,115,500	1,287,807
Sun Art Retail Group Ltd.	1,654,442	1,737,137
Swire Properties Ltd.	482,395	1,471,608
The Bank of East Asia Ltd.	1,004,180	2,230,504
Tingyi Cayman Islands Holding Corp.	1,374,204	2,318,554
Truly International Holdings Ltd. *	6,417,422	778,120
Uni-President China Holdings Ltd.	893,582	805,693
Value Partners Group Ltd.	1,006,531	545,299
Vitasoy International Holdings Ltd.	186,721	768,320
VSTECS Holdings Ltd.	1,673,295	1,407,273
VTech Holdings Ltd.	236,059	1,817,829
Wynn Macau Ltd. *	839,917	1,432,274
Xinyi Glass Holdings Ltd.	1,282,885	2,879,355
		83,578,941

Ireland 0.5%
AIB Group plc *	1,070,289	1,928,100
Glanbia plc	167,168	2,059,653
Irish Continental Group plc	126,060	678,568
Kingspan Group plc *	38,409	3,360,864
Total Produce plc	902,996	1,520,870
		9,548,055

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Israel 1.0%
Azrieli Group Ltd.	10,960	669,880
Delek Group Ltd. *	27,938	958,603
Elbit Systems Ltd.	9,183	1,176,720
FIBI Holdings Ltd.	14,725	407,940
First International Bank of Israel Ltd.	27,093	677,376
Gazit-Globe Ltd.	123,246	714,878
Harel Insurance Investments & Financial Services Ltd. *	92,467	791,227
Israel Discount Bank Ltd., A Shares	607,075	2,057,290
Mizrahi Tefahot Bank Ltd.	51,358	1,098,037
Nice Ltd. *	8,946	2,152,757
Oil Refineries Ltd. *	5,413,956	1,177,819
Partner Communications Co., Ltd. *	111,040	558,736
Paz Oil Co., Ltd.	22,154	2,210,741
Shikun & Binui Ltd. *	122,587	626,112
Shufersal Ltd.	92,991	726,213
The Israel Corp., Ltd. *	12,703	2,162,041
The Phoenix Holdings Ltd. *	106,671	715,885
Tower Semiconductor Ltd. *	72,117	1,771,857
		20,654,112

Italy 2.4%
ACEA S.p.A.	36,193	764,140
Amplifon S.p.A. *	20,370	817,986
Anima Holding S.p.A.	224,799	987,417
ASTM S.p.A. *	60,785	1,519,660
Autogrill S.p.A. *	213,474	1,325,305
Azimut Holding S.p.A.	68,374	1,445,211
Banca Carige S.p.A. *(b)	60,120,573	10,787
Banca Farmafactoring S.p.A.	65,068	358,038
Banca Generali S.p.A.	24,905	829,391
Banca IFIS S.p.A.	51,117	558,264
Banca Mediolanum S.p.A. *	152,236	1,384,906
Banca Monte dei Paschi di Siena S.p.A. *(a)(b)	587,131	816,103
Banca Popolare di Sondrio Scarl *	983,219	2,636,874
BPER Banca *	1,205,257	2,112,131
Buzzi Unicem S.p.A.	71,660	1,749,538
Cerved Group S.p.A. *	117,818	942,847
Davide Campari-Milano N.V.	127,245	1,475,528
De'Longhi S.p.A. *	52,294	1,830,332
DiaSorin S.p.A.	3,635	767,889
Enav S.p.A.	189,975	837,182
ERG S.p.A.	41,414	1,000,696
Esprinet S.p.A. *	104,336	1,040,888
Fincantieri S.p.A. *(a)	586,342	455,548
FinecoBank Banca Fineco S.p.A. *	128,395	2,017,352
Freni Brembo S.p.A. *	125,957	1,628,739
IMA Industria Macchine Automatiche S.p.A. *	8,949	726,855
Infrastrutture Wireless Italiane S.p.A.	53,493	690,434
Interpump Group S.p.A.	31,728	1,380,731
Iren S.p.A.	641,116	1,723,997
Italgas S.p.A.	329,993	2,123,687
Maire Tecnimont S.p.A. *(a)	167,594	316,150
MARR S.p.A. *	32,933	618,493
Mediaset S.p.A. *	726,141	1,717,241
Moncler S.p.A. *	41,353	2,036,038
OVS S.p.A. *	840,148	1,060,259
Piaggio & C S.p.A.	177,612	559,618
Recordati Industria Chimica e Farmaceutica S.p.A.	28,331	1,512,490
Reply S.p.A.	4,097	459,208
Salvatore Ferragamo S.p.A. *	63,306	1,135,899
Societa Cattolica di Assicurazioni SC *(a)	221,658	1,333,690
Tod's S.p.A. *	20,562	636,551
Security	Number of Shares	Value ($)
UnipolSai Assicurazioni S.p.A.	559,515	1,491,181
Webuild S.p.A (a)	397,441	608,536
		49,443,810

Japan 32.0%
ABC-Mart, Inc.	17,975	937,751
Acom Co., Ltd.	148,319	712,614
Adastria Co., Ltd.	53,495	872,131
ADEKA Corp.	138,407	2,200,708
Advantest Corp.	37,628	2,619,796
Aeon Delight Co., Ltd.	22,139	559,234
AEON Financial Service Co., Ltd.	128,461	1,401,953
Aeon Mall Co., Ltd.	106,446	1,709,873
Aica Kogyo Co., Ltd.	41,478	1,467,790
Aida Engineering Ltd.	78,149	662,515
Ain Holdings, Inc.	21,026	1,433,660
Aisan Industry Co., Ltd.	124,579	529,259
Alconix Corp.	47,159	623,661
Alpen Co., Ltd.	34,167	715,942
Amano Corp.	53,334	1,255,158
Anritsu Corp.	49,949	1,139,570
AOKI Holdings, Inc.	106,450	417,531
Aoyama Trading Co., Ltd. *	227,401	972,629
Aozora Bank Ltd.	109,260	1,985,593
Arata Corp.	38,451	1,828,981
Arcs Co., Ltd.	104,915	2,195,392
Asahi Diamond Industrial Co., Ltd.	99,872	406,097
Asahi Holdings, Inc.	30,529	909,063
Asahi Intecc Co., Ltd.	13,165	482,917
Asanuma Corp.	8,407	320,478
ASKUL Corp.	17,019	681,413
Autobacs Seven Co., Ltd.	96,571	1,200,249
Avex, Inc.	66,906	604,416
Azbil Corp.	80,938	3,636,486
Belluna Co., Ltd.	80,970	742,338
Benesse Holdings, Inc.	68,140	1,432,394
BML, Inc.	18,389	578,431
Bunka Shutter Co., Ltd.	96,142	840,868
Calbee, Inc.	51,148	1,513,225
Canon Electronics, Inc.	30,267	421,750
Canon Marketing Japan, Inc.	69,292	1,450,630
Capcom Co., Ltd.	23,434	1,321,428
Cawachi Ltd.	29,666	852,924
Central Glass Co., Ltd.	79,604	1,697,812
Chiyoda Corp. *	253,431	566,286
Chudenko Corp.	32,026	654,802
Chugoku Marine Paints Ltd.	70,087	668,103
Citizen Watch Co., Ltd.	685,670	1,808,288
CKD Corp.	45,316	966,944
Cocokara fine, Inc.	31,992	2,328,643
Colowide Co., Ltd. (a)	27,984	413,822
Cosmos Pharmaceutical Corp.	9,610	1,658,883
Create SD Holdings Co., Ltd.	20,217	719,301
Credit Saison Co., Ltd.	180,729	2,071,169
CyberAgent, Inc.	39,550	2,711,892
Daido Metal Co., Ltd.	108,314	485,089
Daifuku Co., Ltd.	29,164	3,384,171
Daihen Corp.	21,062	917,013
Daiho Corp.	30,577	1,017,523
Daiichikosho Co., Ltd.	38,082	1,230,749
Daiki Aluminium Industry Co., Ltd.	65,314	426,553
Daikyonishikawa Corp.	175,577	1,153,395
Daio Paper Corp. (a)	88,379	1,530,688
Daiseki Co., Ltd.	23,186	658,391
Daishi Hokuetsu Financial Group, Inc.	31,339	710,481
Daiwabo Holdings Co., Ltd.	33,112	2,070,393
DCM Holdings Co., Ltd.	163,649	1,861,306
DeNA Co., Ltd.	96,840	1,699,518

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Descente Ltd. *	41,489	685,946
Dexerials Corp.	60,966	745,449
Disco Corp.	8,448	2,693,800
DMG Mori Co., Ltd.	78,989	1,168,075
Doshisha Co., Ltd.	38,582	743,335
Doutor Nichires Holdings Co., Ltd.	40,150	555,612
Dowa Holdings Co., Ltd.	79,689	2,636,558
DTS Corp.	31,874	672,480
Duskin Co., Ltd.	47,762	1,270,600
DyDo Group Holdings, Inc.	15,473	827,997
Eagle Industry Co., Ltd.	81,437	705,228
Earth Corp.	9,540	562,656
Eizo Corp.	19,594	682,102
Exedy Corp.	92,998	1,100,547
Ezaki Glico Co., Ltd.	46,206	1,925,342
Fancl Corp.	21,323	866,007
FCC Co., Ltd.	62,107	1,186,451
Foster Electric Co., Ltd.	82,035	879,551
FP Corp.	20,908	839,127
Fuji Co., Ltd.	49,553	912,887
Fuji Corp.	67,183	1,629,401
Fuji Media Holdings, Inc.	85,315	889,354
Fuji Oil Co., Ltd. *	383,252	676,273
Fuji Oil Holdings, Inc.	41,683	1,117,676
Fuji Seal International, Inc.	46,345	860,899
Fuji Soft, Inc.	19,520	947,218
Fujimori Kogyo Co., Ltd.	21,711	983,788
Fujitec Co., Ltd.	73,450	1,501,754
Fujitsu General Ltd.	48,927	1,485,054
Fukuoka Financial Group, Inc.	124,156	2,218,198
Fukuyama Transporting Co., Ltd.	33,736	1,497,940
Furukawa Co., Ltd.	65,629	714,980
Futaba Corp.	60,589	502,608
Futaba Industrial Co., Ltd.	201,601	976,346
Fuyo General Lease Co., Ltd.	9,290	568,403
G-Tekt Corp.	76,821	1,024,034
Geo Holdings Corp.	102,311	1,245,099
Glory Ltd.	78,605	1,583,030
Gree, Inc.	131,001	734,937
GS Yuasa Corp.	140,368	3,397,639
GungHo Online Entertainment, Inc.	65,541	1,667,516
Gunze Ltd.	25,803	890,825
H.U. Group Holdings, Inc.	87,359	2,367,552
Hamakyorex Co., Ltd.	19,910	557,728
Hamamatsu Photonics K.K.	36,909	2,077,735
Happinet Corp.	54,743	748,631
Hazama Ando Corp.	289,549	1,910,426
Heiwa Corp.	61,753	841,535
Heiwa Real Estate Co., Ltd.	17,257	565,993
Heiwado Co., Ltd.	71,239	1,451,083
Hikari Tsushin, Inc.	6,536	1,571,398
Hirogin Holdings, Inc.	293,919	1,637,659
Hirose Electric Co., Ltd.	17,932	2,538,253
HIS Co., Ltd. *(a)	40,799	629,934
Hisamitsu Pharmaceutical Co., Inc.	39,809	2,336,428
Hitachi Capital Corp.	28,648	657,716
Hitachi Transport System Ltd.	45,926	1,369,742
Hitachi Zosen Corp.	407,176	1,569,741
Hogy Medical Co., Ltd.	15,052	456,143
Hokuetsu Corp.	323,195	1,087,906
Hokuhoku Financial Group, Inc.	159,506	1,586,264
Horiba Ltd.	27,666	1,485,779
Hoshizaki Corp.	23,297	2,307,917
Hosiden Corp.	118,473	995,275
House Foods Group, Inc.	50,198	1,733,041
Hulic Co., Ltd.	132,348	1,341,566
Ibiden Co., Ltd.	92,914	4,357,223
Inaba Denki Sangyo Co., Ltd.	77,394	1,779,079
Inabata & Co., Ltd.	151,971	2,008,305
Security	Number of Shares	Value ($)
Internet Initiative Japan, Inc.	21,789	1,039,562
Iriso Electronics Co., Ltd.	13,350	540,913
Ishihara Sangyo Kaisha Ltd.	85,495	472,262
Ito En Ltd.	31,947	2,469,363
Itochu Enex Co., Ltd.	151,391	1,451,844
Itochu Techno-Solutions Corp.	45,531	1,609,031
Itoham Yonekyu Holdings, Inc.	393,741	2,469,495
Iwatani Corp.	74,667	4,067,212
Izumi Co., Ltd.	59,271	2,046,278
Jaccs Co., Ltd.	35,175	612,590
JAFCO Group Co., Ltd.	19,589	841,608
Japan Airport Terminal Co., Ltd.	20,902	1,218,740
Japan Aviation Electronics Industry Ltd.	77,090	1,035,013
Japan Display, Inc. *(a)	3,384,912	1,623,070
Japan Exchange Group, Inc.	129,803	3,215,977
Japan Petroleum Exploration Co., Ltd.	58,209	981,361
Joyful Honda Co., Ltd.	89,597	1,248,472
Juki Corp.	92,187	479,169
JVC Kenwood Corp.	592,661	801,392
Kadokawa Corp.	40,924	1,299,050
Kaga Electronics Co., Ltd.	40,284	836,393
Kagome Co., Ltd.	52,218	1,907,941
Kakaku.com, Inc.	27,854	782,396
Kaken Pharmaceutical Co., Ltd.	22,966	839,132
Kameda Seika Co., Ltd.	10,388	489,638
Kamigumi Co., Ltd.	111,123	1,923,539
Kanamoto Co., Ltd.	46,642	971,979
Kandenko Co., Ltd.	170,889	1,307,786
Kanematsu Corp.	176,053	2,034,465
Kansai Paint Co., Ltd.	94,910	2,880,749
Kasai Kogyo Co., Ltd.	178,883	595,276
Kato Sangyo Co., Ltd.	51,886	1,719,167
Kato Works Co., Ltd.	37,844	368,732
Kawasaki Kisen Kaisha Ltd. *	223,098	3,613,642
Keihan Holdings Co., Ltd.	45,424	2,141,059
Keikyu Corp.	130,624	2,238,553
Keisei Electric Railway Co., Ltd.	57,553	1,934,531
KH Neochem Co., Ltd.	30,862	824,861
Kinden Corp.	164,666	2,641,920
Kintetsu World Express, Inc.	56,520	1,176,201
Kissei Pharmaceutical Co., Ltd.	22,666	454,298
Kitz Corp.	134,298	725,100
Kobayashi Pharmaceutical Co., Ltd.	16,133	1,941,684
Kohnan Shoji Co., Ltd.	45,594	1,412,310
Kokuyo Co., Ltd.	121,030	1,557,634
Komeri Co., Ltd.	49,338	1,341,388
Komori Corp.	85,079	581,744
Konami Holdings Corp.	54,795	2,874,406
Konoike Transport Co., Ltd.	67,057	666,872
Kose Corp.	11,002	1,681,821
Kumagai Gumi Co., Ltd.	53,047	1,201,602
Kumiai Chemical Industry Co., Ltd.	38,051	372,573
Kura Sushi, Inc.	9,953	539,290
Kureha Corp.	24,824	1,261,733
Kurita Water Industries Ltd.	87,980	3,248,362
Kusuri no Aoki Holdings Co., Ltd.	6,616	551,994
KYB Corp. *	66,251	1,599,808
Kyoei Steel Ltd.	45,723	655,096
Kyokuto Kaihatsu Kogyo Co., Ltd.	50,795	672,720
KYORIN Holdings, Inc.	46,236	832,270
Kyoritsu Maintenance Co., Ltd.	14,627	509,894
Kyowa Exeo Corp.	94,886	2,445,060
Kyowa Kirin Co., Ltd.	100,809	2,740,767
Kyudenko Corp.	47,476	1,359,059
Kyushu Financial Group, Inc.	252,103	1,233,014
Lawson, Inc.	40,414	1,833,212
Leopalace21 Corp. *	1,025,440	1,524,269
Life Corp.	29,597	1,045,936
Lintec Corp.	60,862	1,257,805

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lion Corp.	115,786	2,740,444
M3, Inc.	21,216	1,957,711
Mabuchi Motor Co., Ltd.	46,821	2,092,408
Macnica Fuji Electronics Holdings, Inc.	90,179	1,787,581
Maeda Corp.	183,704	1,441,092
Maeda Road Construction Co., Ltd.	60,585	974,357
Makino Milling Machine Co., Ltd.	32,905	1,325,351
Mandom Corp.	31,071	487,780
Marudai Food Co., Ltd.	66,785	1,061,259
Maruha Nichiro Corp.	80,101	1,631,595
Marui Group Co., Ltd.	101,265	1,850,981
Maruichi Steel Tube Ltd.	49,740	1,047,509
Max Co., Ltd.	36,543	490,628
Maxell Holdings Ltd. *	89,437	1,029,244
MCJ Co., Ltd.	65,126	598,953
Mebuki Financial Group, Inc.	687,353	1,410,631
Megmilk Snow Brand Co., Ltd.	83,797	1,797,688
Meidensha Corp.	62,242	1,085,169
Meitec Corp.	15,731	724,886
Ministop Co., Ltd.	32,243	417,435
Mirait Holdings Corp.	90,751	1,362,027
Mitsubishi Logisnext Co., Ltd.	51,890	551,370
Mitsubishi Logistics Corp.	57,120	1,637,869
Mitsubishi Pencil Co., Ltd.	39,044	539,932
Mitsubishi UFJ Lease & Finance Co., Ltd.	235,363	1,081,169
Mitsui E&S Holdings Co., Ltd. *	287,505	940,199
Mitsui Matsushima Holdings Co., Ltd.	56,976	403,244
Mitsui Sugar Co., Ltd.	24,669	423,235
Mitsui-Soko Holdings Co., Ltd.	41,382	891,732
Miura Co., Ltd.	24,525	1,291,223
Mizuho Leasing Co., Ltd.	16,334	434,999
Mizuno Corp.	43,375	753,733
Mochida Pharmaceutical Co., Ltd.	20,089	772,543
Modec, Inc.	30,198	512,591
Morinaga & Co., Ltd.	27,510	1,005,160
Morinaga Milk Industry Co., Ltd.	57,851	2,812,799
Morita Holdings Corp.	36,717	628,177
MOS Food Services, Inc.	17,909	464,234
Musashi Seimitsu Industry Co., Ltd.	86,451	1,275,935
Nabtesco Corp.	74,831	3,092,991
Nachi-Fujikoshi Corp.	33,595	1,388,583
Nankai Electric Railway Co., Ltd.	79,468	1,998,227
NEC Networks & System Integration Corp.	54,398	958,323
NET One Systems Co., Ltd.	37,576	1,340,520
Nexon Co., Ltd.	96,727	2,926,624
Nichi-iko Pharmaceutical Co., Ltd.	55,641	533,599
Nichias Corp.	58,304	1,362,617
Nichicon Corp.	84,113	882,471
Nichiha Corp.	35,280	1,102,976
Nifco, Inc.	85,712	3,020,778
Nihon Kohden Corp.	46,546	1,473,045
Nihon Parkerizing Co., Ltd.	91,725	963,211
Nihon Unisys Ltd.	38,717	1,433,207
Nikkiso Co., Ltd.	72,104	688,022
Nippo Corp.	66,679	1,743,789
Nippon Chemi-Con Corp. *	45,223	655,739
Nippon Denko Co., Ltd. *	302,993	662,502
Nippon Densetsu Kogyo Co., Ltd.	40,509	837,956
Nippon Flour Mills Co., Ltd.	86,297	1,346,490
Nippon Gas Co., Ltd.	27,890	1,412,220
Nippon Holdings Co., Ltd.	67,368	1,312,796
Nippon Kayaku Co., Ltd.	192,759	1,695,133
Nippon Koei Co., Ltd.	18,824	511,782
Nippon Paint Holdings Co., Ltd.	34,829	4,465,727
Nippon Sanso Holdings Corp.	75,560	1,263,741
Nippon Sheet Glass Co., Ltd. *	443,731	1,706,412
Nippon Shinyaku Co., Ltd.	10,845	775,869
Nippon Signal Company Ltd.	59,768	533,628
Nippon Soda Co., Ltd.	39,913	1,051,460
Security	Number of Shares	Value ($)
Nippon Suisan Kaisha Ltd.	455,049	1,749,937
Nippon Television Holdings, Inc.	47,032	512,830
Nippon Yakin Kogyo Co., Ltd.	29,097	460,418
Nipro Corp.	136,560	1,466,768
Nishi-Nippon Financial Holdings, Inc.	178,034	1,234,415
Nishi-Nippon Railroad Co., Ltd.	79,145	2,245,889
Nishimatsu Construction Co., Ltd.	93,185	1,733,674
Nishimatsuya Chain Co., Ltd.	71,579	1,079,091
Nishio Rent All Co., Ltd.	30,846	601,390
Nissan Chemical Corp.	54,192	3,242,945
Nissha Co., Ltd.	78,472	1,035,507
Nisshinbo Holdings, Inc.	310,505	2,203,536
Nissin Electric Co., Ltd.	49,416	552,094
Nissin Foods Holdings Co., Ltd.	32,680	2,701,526
Nitta Corp.	19,479	412,090
Nitto Boseki Co., Ltd.	14,261	581,244
Nitto Kogyo Corp.	36,200	644,327
NOF Corp.	44,493	1,975,570
Nojima Corp.	47,389	1,240,681
Nomura Co., Ltd.	54,481	407,530
Nomura Research Institute Ltd.	93,336	3,155,209
Noritake Co., Ltd.	22,644	636,486
Noritz Corp.	82,772	1,278,789
North Pacific Bank Ltd.	405,292	905,615
NS Solutions Corp.	24,421	722,501
NS United Kaiun Kaisha Ltd.	29,383	373,363
NSD Co., Ltd.	33,113	633,521
Obic Co., Ltd.	7,117	1,601,880
Oiles Corp.	38,791	592,979
Okamoto Industries, Inc.	16,343	638,674
Okamura Corp.	152,293	1,368,483
Okasan Securities Group, Inc.	232,900	824,168
Oki Electric Industry Co., Ltd.	179,254	1,557,460
OKUMA Corp.	35,121	2,027,604
Okumura Corp.	47,960	1,122,708
Onward Holdings Co., Ltd.	339,008	601,453
Open House Co., Ltd.	25,584	1,014,527
Oracle Corp. Japan	7,981	885,545
Orient Corp.	529,636	584,111
Osaka Soda Co., Ltd.	23,603	553,887
OSG Corp.	80,536	1,457,410
Outsourcing, Inc.	55,205	759,185
Pacific Industrial Co., Ltd.	73,155	752,772
PALTAC Corp.	47,224	2,708,219
Paramount Bed Holdings Co., Ltd.	17,868	730,827
Park24 Co., Ltd. *	71,693	1,069,809
Penta-Ocean Construction Co., Ltd.	355,597	2,649,713
Persol Holdings Co., Ltd.	161,531	2,961,853
Pigeon Corp.	29,422	1,314,855
Pilot Corp.	29,349	832,833
Piolax, Inc.	32,465	486,002
Plenus Co., Ltd.	39,858	663,950
Pola Orbis Holdings, Inc.	51,369	1,027,134
Press Kogyo Co., Ltd.	369,317	1,073,153
Prima Meat Packers Ltd.	45,530	1,260,562
Qol Holdings Co., Ltd.	30,355	303,332
Raito Kogyo Co., Ltd.	48,352	776,692
Raiznext Corp.	53,508	570,102
Relia, Inc.	42,914	507,848
Relo Group, Inc.	33,704	941,546
Rengo Co., Ltd.	312,159	2,379,922
Resorttrust, Inc.	52,696	822,720
Restar Holdings Corp.	45,290	973,773
Rinnai Corp.	28,229	3,297,331
Rohto Pharmaceutical Co., Ltd.	43,529	1,429,747
Round One Corp.	82,416	678,929
Royal Holdings Co., Ltd.	30,174	515,656
Ryobi Ltd.	98,719	1,151,209
Ryosan Co., Ltd.	70,697	1,257,664

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ryoyo Electro Corp.	29,584	780,774
S Foods, Inc.	35,191	1,059,695
Saizeriya Co., Ltd.	32,852	563,942
Sakai Chemical Industry Co., Ltd.	31,020	578,009
Sakata INX Corp.	76,978	854,860
Sakata Seed Corp.	14,327	462,339
San-A Co., Ltd.	23,001	890,041
Sanden Holdings Corp. *	158,397	565,080
Sangetsu Corp.	67,453	947,673
Sanken Electric Co., Ltd.	35,102	1,284,240
Sanki Engineering Co., Ltd.	59,667	657,467
Sankyo Co., Ltd.	40,001	985,112
Sankyo Tateyama, Inc.	109,499	803,325
Sankyu, Inc.	58,288	2,149,291
Sanoh Industrial Co., Ltd.	54,995	348,614
Sanrio Co., Ltd.	36,643	553,467
Sanwa Holdings Corp.	230,064	2,802,026
Sanyo Chemical Industries Ltd.	14,831	637,189
Sanyo Denki Co., Ltd.	11,123	550,416
Sanyo Special Steel Co., Ltd. *	61,050	731,839
Sapporo Holdings Ltd.	93,866	1,755,346
Sato Holdings Corp.	24,837	481,853
Sawai Pharmaceutical Co., Ltd.	25,622	1,158,549
SCREEN Holdings Co., Ltd.	32,219	2,150,508
SCSK Corp.	23,756	1,419,323
Sega Sammy Holdings, Inc.	197,138	2,773,449
Seibu Holdings, Inc.	191,439	1,900,162
Seiko Holdings Corp.	53,605	690,915
Seiren Co., Ltd.	55,401	810,759
Sekisui Jushi Corp.	23,627	496,218
Senko Group Holdings Co., Ltd.	185,609	1,726,595
Senshu Ikeda Holdings, Inc.	368,811	537,610
Seven Bank Ltd.	395,157	867,811
Sharp Corp.	105,240	1,412,956
Shibaura Machine Co., Ltd.	28,309	624,685
Shibuya Corp.	18,201	637,100
Shima Seiki Manufacturing Ltd.	36,199	604,387
Shimachu Co., Ltd.	57,978	3,046,938
Shindengen Electric Manufacturing Co., Ltd.	20,542	462,158
Shinko Electric Industries Co., Ltd.	68,122	1,509,757
Shinmaywa Industries Ltd.	134,059	1,061,930
Shinsei Bank Ltd.	104,140	1,240,392
Ship Healthcare Holdings, Inc.	30,678	1,529,855
Shizuoka Gas Co., Ltd.	119,578	1,134,142
SHO-BOND Holdings Co., Ltd.	14,090	702,642
Shochiku Co., Ltd.	3,874	483,344
Shoei Foods Corp.	14,140	511,223
Showa Sangyo Co., Ltd.	37,997	1,151,479
Siix Corp.	78,112	1,173,085
Sinfonia Technology Co., Ltd.	33,009	417,222
SKY Perfect JSAT Holdings, Inc.	217,007	984,362
Skylark Holdings Co., Ltd. (a)	147,259	2,232,716
Sohgo Security Services Co., Ltd.	45,123	2,418,965
Sotetsu Holdings, Inc.	53,801	1,315,164
Square Enix Holdings Co., Ltd.	33,189	2,040,197
St Marc Holdings Co., Ltd.	26,490	365,055
Starts Corp., Inc.	32,421	876,479
Sugi Holdings Co., Ltd.	31,868	2,117,912
SUMCO Corp.	143,859	2,916,499
Sumitomo Bakelite Co., Ltd.	38,483	1,188,351
Sumitomo Dainippon Pharma Co., Ltd.	115,604	1,466,738
Sumitomo Mitsui Construction Co., Ltd.	319,931	1,316,235
Sumitomo Osaka Cement Co., Ltd.	58,357	1,729,304
Sumitomo Riko Co., Ltd.	142,516	701,134
Sumitomo Seika Chemicals Co., Ltd.	18,951	754,223
Sundrug Co., Ltd.	71,710	3,012,129
Suruga Bank Ltd.	354,488	1,145,648
Sushiro Global Holdings Ltd.	38,256	1,218,028
Security	Number of Shares	Value ($)
SWCC Showa Holdings Co., Ltd.	30,605	473,126
T-Gaia Corp.	31,563	556,647
Tachi-S Co., Ltd.	128,223	1,383,370
Tadano Ltd.	186,872	1,474,904
Taihei Dengyo Kaisha Ltd.	22,171	512,628
Taikisha Ltd.	36,416	969,813
Taisho Pharmaceutical Holdings Co., Ltd.	27,697	1,763,683
Taiyo Holdings Co., Ltd.	9,921	609,864
Taiyo Yuden Co., Ltd.	86,554	3,930,311
Takamatsu Construction Group Co., Ltd.	23,002	449,341
Takara Holdings, Inc.	168,809	1,941,040
Takara Standard Co., Ltd.	71,119	941,206
Takasago Thermal Engineering Co., Ltd.	75,109	1,032,186
Takeuchi Manufacturing Co., Ltd.	42,427	999,694
Takuma Co., Ltd.	59,533	1,023,665
Tamron Co., Ltd.	22,691	347,954
Tamura Corp.	111,748	573,341
TBS Holdings, Inc.	41,846	750,038
TechnoPro Holdings, Inc.	11,064	933,716
Tekken Corp.	17,576	303,903
The 77 Bank Ltd.	51,930	730,083
The Awa Bank Ltd.	25,094	617,995
The Bank of Kyoto Ltd.	28,351	1,416,530
The Chiba Bank Ltd.	421,149	2,390,987
The Chugoku Bank Ltd.	115,178	1,017,300
The Gunma Bank Ltd.	422,300	1,316,207
The Hachijuni Bank Ltd.	359,640	1,279,563
The Hokkoku Bank Ltd.	19,985	552,738
The Hyakugo Bank Ltd.	147,800	449,318
The Hyakujushi Bank Ltd.	30,575	474,422
The Iyo Bank Ltd.	198,607	1,318,015
The Japan Steel Works Ltd.	77,494	1,895,082
The Japan Wool Textile Co., Ltd.	73,920	748,593
The Juroku Bank Ltd.	32,907	625,793
The Keiyo Bank Ltd.	130,147	570,388
The Kiyo Bank Ltd.	41,460	632,188
The Musashino Bank Ltd.	40,896	622,804
The Nanto Bank Ltd.	27,421	492,013
The Nisshin Oillio Group Ltd.	41,401	1,153,789
The Ogaki Kyoritsu Bank Ltd.	27,765	625,195
The Okinawa Electric Power Co., Inc.	73,320	1,020,257
The Pack Corp.	11,222	311,235
The San-In Godo Bank Ltd.	138,711	724,982
The Shiga Bank Ltd.	29,360	668,149
The Shizuoka Bank Ltd.	314,213	2,235,877
The Sumitomo Warehouse Co., Ltd.	69,358	897,946
THK Co., Ltd.	92,067	2,847,433
Toa Corp.	40,569	774,225
Toagosei Co., Ltd.	157,083	1,883,038
Tobishima Corp.	33,292	343,855
Toda Corp.	286,396	1,683,632
Toei Co., Ltd.	3,691	592,542
Toho Co., Ltd.	55,186	2,339,220
Toho Zinc Co., Ltd. *	52,215	1,021,516
Tokai Carbon Co., Ltd.	131,789	1,448,384
TOKAI Holdings Corp.	119,726	1,137,842
Tokai Rika Co., Ltd.	137,736	2,109,464
Tokai Tokyo Financial Holdings, Inc.	307,325	907,755
Token Corp.	13,819	1,072,124
Tokuyama Corp.	89,044	1,893,172
Tokyo Century Corp.	23,571	1,561,981
Tokyo Dome Corp. (a)	98,280	1,269,558
Tokyo Ohka Kogyo Co., Ltd.	23,462	1,480,508
Tokyo Seimitsu Co., Ltd.	29,477	1,301,765
Tokyo Steel Manufacturing Co., Ltd.	131,804	829,187
Tokyo Tatemono Co., Ltd.	146,936	2,019,269
Tokyu Construction Co., Ltd.	152,536	686,065
TOMONY Holdings, Inc.	130,571	418,228
Tomy Co., Ltd.	110,190	985,924

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Topcon Corp.	109,815	1,397,502
Toppan Forms Co., Ltd.	81,581	780,799
Topre Corp.	110,052	1,376,244
Topy Industries Ltd. *	76,796	793,921
Toshiba TEC Corp.	25,292	909,566
Totetsu Kogyo Co., Ltd.	32,478	872,102
Towa Pharmaceutical Co., Ltd.	21,938	399,944
Toyo Construction Co., Ltd.	135,563	516,121
Toyo Ink SC Holdings Co., Ltd.	78,649	1,479,076
Toyo Tire Corp.	151,071	2,386,132
Toyobo Co., Ltd.	160,197	2,004,863
Toyota Boshoku Corp.	160,419	2,107,639
TPR Co., Ltd.	80,299	1,007,251
Trancom Co., Ltd.	8,699	699,090
Transcosmos, Inc.	31,225	808,511
Trend Micro, Inc.	38,073	2,070,236
Trusco Nakayama Corp.	43,692	1,091,933
TSI Holdings Co., Ltd.	224,950	433,613
Tsubaki Nakashima Co., Ltd.	52,645	444,788
Tsubakimoto Chain Co.	65,466	1,587,758
Tsukishima Kikai Co., Ltd.	35,661	410,730
Tsumura & Co.	45,951	1,341,844
TV Asahi Holdings Corp.	36,021	581,725
UACJ Corp.	76,527	1,314,408
Uchida Yoko Co., Ltd.	6,963	342,558
Ulvac, Inc.	45,421	1,838,184
Unipres Corp.	197,225	1,692,797
United Arrows Ltd.	49,726	697,666
United Super Markets Holdings, Inc.	169,929	1,761,623
Ushio, Inc.	108,109	1,363,350
USS Co., Ltd.	72,242	1,513,081
Valor Holdings Co., Ltd.	95,389	2,371,118
Vital KSK Holdings, Inc.	97,889	808,271
VT Holdings Co., Ltd.	167,501	602,377
Wacoal Holdings Corp.	76,670	1,471,270
Wacom Co., Ltd.	110,009	1,018,065
Warabeya Nichiyo Holdings Co., Ltd.	58,551	781,616
Welcia Holdings Co., Ltd.	44,515	1,790,846
World Co., Ltd.	33,770	415,182
Xebio Holdings Co., Ltd.	82,834	603,729
YAMABIKO Corp.	63,333	858,814
Yamaguchi Financial Group, Inc.	222,762	1,392,863
Yamato Kogyo Co., Ltd.	40,422	1,025,717
Yamazen Corp.	152,969	1,458,175
Yaoko Co., Ltd.	17,149	1,174,240
Yellow Hat Ltd.	43,040	664,535
Yodogawa Steel Works Ltd.	64,743	1,225,010
Yokogawa Bridge Holdings Corp.	32,777	623,007
Yokohama Reito Co., Ltd.	65,257	531,944
Yondoshi Holdings, Inc.	23,127	413,414
Yoshinoya Holdings Co., Ltd.	48,520	886,877
Yuasa Trading Co., Ltd.	40,524	1,272,751
Zenkoku Hosho Co., Ltd.	13,913	637,109
Zensho Holdings Co., Ltd.	57,414	1,437,071
Zeon Corp.	180,600	2,239,423
ZERIA Pharmaceutical Co., Ltd.	25,299	453,211
Zojirushi Corp.	33,433	604,696
ZOZO, Inc.	26,748	667,963
		656,349,250

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.7%
Accell Group N.V. *	23,191	729,590
Adyen N.V. *	315	603,638
AMG Advanced Metallurgical Group N.V.	28,184	763,952
Security	Number of Shares	Value ($)
Arcadis N.V. *	89,150	2,736,413
ASM International N.V.	13,123	2,325,618
BE Semiconductor Industries N.V.	27,618	1,447,335
Brunel International N.V. *	62,446	549,776
Corbion N.V.	40,987	2,127,842
Eurocommercial Properties N.V. *	50,222	868,692
Flow Traders	10,989	354,127
ForFarmers N.V.	104,554	674,114
Fugro N.V. CVA *(a)	245,688	1,379,528
GrandVision N.V.	22,356	693,961
IMCD N.V.	15,982	2,005,442
Intertrust N.V. *	49,223	851,412
Koninklijke BAM Groep N.V. *	758,176	1,641,543
Koninklijke Vopak N.V.	34,696	1,827,392
OCI N.V. *	54,621	953,276
PostNL N.V. *	793,537	2,719,540
Prosus N.V. *	8,991	976,987
SBM Offshore N.V.	141,932	2,686,752
Sligro Food Group N.V. *	84,378	1,826,886
TKH Group N.V.	38,577	1,820,913
TomTom N.V. *	62,901	515,032
Van Lanschot Kempen N.V.	23,715	568,776
Wereldhave N.V. (a)	71,276	935,306
		34,583,843

New Zealand 1.0%
Air New Zealand Ltd. *	1,584,302	2,026,474
Auckland International Airport Ltd. *	241,328	1,319,529
Chorus Ltd.	305,293	1,759,391
EBOS Group Ltd.	96,688	1,692,013
Fisher & Paykel Healthcare Corp., Ltd.	75,080	1,895,363
Genesis Energy Ltd.	518,509	1,177,038
Infratil Ltd.	308,291	1,289,168
Kiwi Property Group Ltd.	779,160	651,636
Mercury NZ Ltd.	402,492	1,697,228
Meridian Energy Ltd.	602,535	2,722,858
Ryman Healthcare Ltd.	38,495	398,510
SKY Network Television Ltd. *	9,722,240	1,147,909
SKYCITY Entertainment Group Ltd.	694,738	1,489,199
Z Energy Ltd. *	738,836	1,656,420
		20,922,736

Norway 1.5%
Aker A.S.A., A Shares	32,322	1,833,864
Aker BP A.S.A.	50,281	1,143,963
Aker Solutions A.S.A. *	894,599	1,464,635
Austevoll Seafood A.S.A.	114,428	1,047,173
Bakkafrost P/F *	13,847	870,851
Bonheur A.S.A.	26,432	695,375
BW Energy Ltd. *	21,432	50,624
BW LPG Ltd.	144,002	924,340
BW Offshore Ltd.	139,257	546,235
DNO A.S.A. *	744,843	505,107
Elkem A.S.A.	364,725	1,176,134
Entra A.S.A.	52,222	1,048,379
Europris A.S.A.	145,888	793,962
Frontline Ltd.	45,527	289,151
Gjensidige Forsikring A.S.A.	87,416	1,911,849
Kongsberg Gruppen A.S.A.	47,388	904,249
Leroy Seafood Group A.S.A.	190,306	1,194,704
Norwegian Finans Holding A.S.A. *	49,135	392,787
PGS A.S.A. *	2,319,692	1,109,741
Salmar A.S.A. *	25,642	1,411,430
Schibsted A.S.A., B Shares *	23,085	844,516
Schibsted A.S.A., Class A *	22,328	917,413
SpareBank 1 Nord Norge	111,113	918,351
SpareBank 1 SMN	109,697	1,180,377

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SpareBank 1 SR-Bank A.S.A. *	111,245	1,116,645
Storebrand A.S.A. *	277,622	1,980,462
TGS Nopec Geophysical Co. A.S.A.	98,559	1,374,346
Tomra Systems A.S.A.	22,944	991,945
Veidekke A.S.A. *	113,520	1,671,410
XXL A.S.A. *	386,400	853,809
		31,163,827

Poland 0.8%
Alior Bank S.A. *	189,485	840,499
Asseco Poland S.A.	107,538	1,902,286
Bank Handlowy w Warszawie S.A. *	40,754	369,700
Bank Millennium S.A. *	548,390	409,390
CCC S.A. *	30,461	507,142
Cyfrowy Polsat S.A.	221,900	1,580,771
Enea S.A. *	871,038	1,264,260
Eurocash S.A. *	172,686	657,939
Grupa Azoty S.A. *	150,081	1,005,078
Jastrzebska Spolka Weglowa S.A. *	219,883	1,435,576
LPP S.A. *	389	713,028
mBank S.A. *	8,530	344,568
Orange Polska S.A. *	1,177,953	1,989,446
Santander Bank Polska S.A. *	20,210	938,244
Tauron Polska Energia S.A. *	6,422,791	3,656,947
		17,614,874

Portugal 0.3%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A. *	294,865	860,630
EDP Renovaveis S.A.	43,727	928,958
Mota-Engil, SGPS, S.A. *(a)	341,947	595,558
NOS, SGPS S.A.	278,676	1,066,727
REN - Redes Energeticas Nacionais, SGPS, S.A.	341,964	938,786
Sonae, SGPS, S.A.	1,900,278	1,530,941
The Navigator Co. S.A. *	422,286	1,260,825
		7,182,425

Republic of Korea 7.1%
AK Holdings, Inc.	27,456	519,817
AMOREPACIFIC Group	31,421	1,493,601
Asiana Airlines, Inc. *	241,306	1,123,063
BGF retail Co., Ltd.	6,998	793,682
Celltrion, Inc. *	5,488	1,686,250
Cheil Worldwide, Inc.	65,051	1,219,835
CJ ENM Co., Ltd.	9,968	1,199,889
CJ Logistics Corp. *	7,529	1,129,469
Com2uSCorp	6,858	830,484
Daesang Corp.	41,589	924,576
Daewoo Engineering & Construction Co., Ltd. *	446,417	1,412,010
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	81,692	1,996,989
Daou Technology, Inc.	22,299	434,272
DB HiTek Co., Ltd.	26,963	863,800
DGB Financial Group, Inc.	345,448	2,278,948
Dongkuk Steel Mill Co., Ltd. *	409,094	2,754,282
Doosan Bobcat, Inc.	34,169	927,910
Doosan Co., Ltd.	27,965	1,397,555
Doosan Infracore Co., Ltd. *	387,116	2,858,197
Fila Holdings Corp.	21,019	784,497
Green Cross Corp.	3,846	1,242,551
Green Cross Holdings Corp.	26,169	841,911
GS Engineering & Construction Corp.	110,550	3,166,992
GS Home Shopping, Inc.	5,632	697,288
GS Retail Co., Ltd.	41,740	1,273,078
Security	Number of Shares	Value ($)
Handsome Co., Ltd.	15,052	399,237
Hanjin Transportation Co., Ltd.	22,591	998,328
Hanon Systems	145,374	1,977,207
Hansol Paper Co., Ltd.	52,875	676,139
Hanssem Co., Ltd.	9,161	806,363
Hanwha Aerospace Co., Ltd. *	44,221	1,055,022
Hanwha Life Insurance Co., Ltd.	1,606,768	2,998,487
Harim Holdings Co., Ltd.	126,792	797,499
HDC Holdings Co., Ltd.	72,526	688,196
Hite Jinro Co., Ltd.	23,042	665,304
HMM Co., Ltd. *	321,399	3,877,526
Hotel Shilla Co., Ltd.	19,775	1,429,669
Huchems Fine Chemical Corp.	31,984	703,819
Hyosung Corp.	12,512	907,969
Hyundai Construction Equipment Co., Ltd. *	66,552	2,038,871
Hyundai Corp.	60,843	816,519
Hyundai Department Store Co., Ltd.	26,907	1,724,013
Hyundai Electric & Energy System Co., Ltd. *	57,688	844,558
Hyundai Elevator Co., Ltd.	16,791	606,209
Hyundai Greenfood Co., Ltd.	117,062	888,637
Hyundai Home Shopping Network Corp.	9,708	638,690
Hyundai Mipo Dockyard Co., Ltd.	20,084	862,130
Hyundai Rotem Co., Ltd. *	40,816	582,796
Hyundai Wia Corp.	74,297	3,162,432
iMarketKorea, Inc.	94,867	778,449
IS Dongseo Co., Ltd.	22,898	929,122
JB Financial Group Co., Ltd.	249,192	1,231,829
Kakao Corp.	4,320	1,436,682
Kangwon Land, Inc.	85,026	1,725,032
KCC Corp.	10,157	1,542,069
KEPCO Plant Service & Engineering Co., Ltd.	27,341	717,777
Kolon Corp.	36,889	708,410
Kolon Industries, Inc.	60,009	2,255,998
Korea Aerospace Industries Ltd.	44,864	942,649
Korea Electric Terminal Co., Ltd.	13,080	682,044
Korea Investment Holdings Co., Ltd.	21,934	1,468,808
Korea PetroChemical Ind Co., Ltd.	10,598	2,341,703
Korean Reinsurance Co.	188,597	1,320,886
Kumho Petrochemical Co., Ltd.	27,071	3,400,541
Kumho Tire Co., Inc. *	236,137	824,788
LF Corp.	73,103	971,139
LG Hausys Ltd.	24,716	1,686,375
LG HelloVision Co., Ltd.	124,718	433,929
LG Innotek Co., Ltd.	19,596	2,744,910
LG International Corp.	170,511	2,943,166
Lotte Chilsung Beverage Co., Ltd.	5,630	505,736
LOTTE Fine Chemical Co., Ltd.	24,718	1,228,584
LOTTE Himart Co., Ltd.	64,664	1,837,859
LS Corp.	68,751	3,926,676
LS Electric Co., Ltd.	24,167	1,203,381
Mando Corp.	78,538	3,442,314
Meritz Financial Group, Inc.	69,592	623,249
Meritz Fire & Marine Insurance Co., Ltd.	136,922	1,788,010
Meritz Securities Co., Ltd.	235,526	785,406
Mirae Asset Daewoo Co., Ltd.	167,171	1,432,182
NCSoft Corp.	3,031	2,218,707
Nexen Tire Corp.	108,864	563,726
NH Investment & Securities Co., Ltd.	83,473	810,930
NongShim Co., Ltd.	4,265	1,106,190
OCI Co., Ltd. *	43,484	2,723,276
Orion Corp.	10,820	1,158,710
Ottogi Corp.	1,230	618,029
Pan Ocean Co., Ltd. *	230,189	884,102
Partron Co., Ltd.	63,382	572,789
Poongsan Corp.	73,498	1,819,931
S&T Motiv Co., Ltd.	9,386	420,718

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S-1 Corp.	14,868	1,058,785
Samsung Card Co., Ltd.	42,375	1,267,555
Samsung Engineering Co., Ltd. *	92,488	1,140,898
Samsung Securities Co., Ltd.	34,320	1,223,554
Seoul Semiconductor Co., Ltd.	48,333	818,981
Seoyon E-Hwa Co., Ltd.	156,035	696,591
SFA Engineering Corp.	13,186	446,862
Shinsegae, Inc.	8,015	1,669,565
SK Chemicals Co., Ltd.	7,806	3,005,157
SK Gas Ltd.	14,759	1,420,481
SKC Co., Ltd.	19,081	1,546,759
Sungwoo Hitech Co., Ltd.	362,995	1,297,407
Taekwang Industrial Co., Ltd.	1,995	1,384,628
Taeyoung Engineering & Construction Co., Ltd.	22,711	209,346
TY Holdings Co., Ltd. *	20,205	432,749
WONIK IPS Co., Ltd. *	20,730	746,546
Youngone Corp.	39,798	1,075,379
Yuhan Corp.	20,259	1,179,052
		145,373,672

Singapore 1.5%
Ascendas Real Estate Investment Trust	719,207	1,594,420
CapitaLand Integrated Commercial Trust	1,028,388	1,489,194
City Developments Ltd.	329,425	1,917,978
Genting Singapore Ltd.	3,915,073	2,425,551
Golden Agri-Resources Ltd.	20,693,833	2,409,672
Keppel Infrastructure Trust	1,378,683	566,004
Mapletree Commercial Trust	394,604	600,875
Mapletree Industrial Trust	308,594	677,216
Mapletree Logistics Trust	459,121	675,127
Mapletree North Asia Commercial Trust	812,151	545,597
SATS Ltd. *	470,180	1,452,971
Sembcorp Industries Ltd.	1,910,579	2,609,808
Sembcorp Marine Ltd. *	11,984,344	1,449,178
Singapore Exchange Ltd.	230,860	1,531,944
Singapore Post Ltd.	1,487,509	793,886
Singapore Press Holdings Ltd.	1,988,251	1,766,081
Singapore Technologies Engineering Ltd.	841,937	2,425,824
StarHub Ltd.	944,522	909,482
Suntec Real Estate Investment Trust	552,353	622,567
UOL Group Ltd.	224,377	1,234,350
Venture Corp., Ltd.	207,976	2,923,183
		30,620,908

Spain 1.4%
Abengoa S.A., B Shares *(b)	192,522,094	1,070,871
Almirall S.A.	40,989	531,496
Applus Services S.A. *	142,727	1,378,644
Cellnex Telecom S.A.	15,317	968,877
Cia de Distribucion Integral Logista Holdings S.A.	46,702	859,202
Cie Automotive S.A.	37,779	929,131
Construcciones y Auxiliar de Ferrocarriles S.A. *	14,630	617,764
Distribuidora Internacional de Alimentacion S.A. *	6,148,347	1,060,540
Ebro Foods S.A.	72,389	1,721,443
Ence Energia y Celulosa S.A. *	152,234	528,279
Ercros S.A.	143,390	388,500
Euskaltel S.A.	66,748	728,176
Faes Farma S.A.	114,379	515,128
Gestamp Automocion S.A.	372,685	1,545,162
Indra Sistemas S.A. *	57,092	457,566
Inmobiliaria Colonial Socimi S.A.	50,586	484,088
Liberbank S.A. *	1,835,486	556,586
Mediaset Espana Comunicacion S.A. *	363,380	1,645,679
Security	Number of Shares	Value ($)
Melia Hotels International S.A. *	152,615	985,813
Merlin Properties Socimi S.A.	81,700	753,006
Obrascon Huarte Lain S.A. *(a)	1,007,405	865,231
Prosegur Cash S.A.	431,125	417,211
Prosegur Cia de Seguridad S.A.	471,326	1,324,930
Sacyr S.A. *(b)	6,593	15,442
Sacyr S.A.	379,091	887,891
Siemens Gamesa Renewable Energy S.A.	87,020	3,115,512
Tecnicas Reunidas S.A. *(a)	41,965	517,045
Unicaja Banco S.A. *	2,134,315	1,691,406
Viscofan S.A.	23,182	1,649,953
Zardoya Otis S.A.	94,151	664,478
		28,875,050

Sweden 3.9%
AAK AB	77,737	1,538,419
AddTech AB, B shares	67,138	848,084
AF Poyry AB *	47,184	1,345,473
Arjo AB, B Shares	136,557	946,344
Attendo AB *	117,238	614,318
Axfood AB	83,990	1,915,617
Beijer Ref AB	10,260	352,810
Betsson AB *	138,948	1,204,251
Bilia AB, A Shares	107,702	1,213,730
BillerudKorsnas AB	188,353	3,047,883
Bonava AB, B Shares *	136,646	1,183,501
Bravida Holding AB	117,573	1,431,545
Castellum AB	75,383	1,870,082
Clas Ohlson AB, B Shares	57,167	555,305
Cloetta AB, B Shares	184,618	520,832
Concentric AB *	21,797	421,676
Coor Service Management Holding AB *	87,776	739,188
Dometic Group AB *	176,624	2,232,138
Elekta AB, B Shares	108,851	1,478,762
Fabege AB	51,118	804,758
Fastighets AB Balder, B Shares *	8,673	434,981
Getinge AB, B Shares	120,520	2,581,741
Granges AB *(a)	72,366	799,012
Hexpol AB	197,476	2,063,742
Holmen AB, B Shares	52,025	2,255,091
Industrivarden AB, A Shares *	70,988	2,200,277
Industrivarden AB, C Shares *	54,380	1,663,886
Indutrade AB *	29,253	1,673,115
Intrum AB (a)	47,703	1,250,915
Inwido AB *	67,978	834,047
JM AB	79,037	2,537,578
Kinnevik AB, B Shares *	92,925	4,640,408
Kungsleden AB	74,153	784,484
L E Lundbergfortagen AB, B Shares *	33,844	1,738,564
Lifco AB, B Shares	9,595	786,701
Lindab International AB	58,213	1,015,864
Loomis AB *	72,294	2,068,261
Lundin Energy AB	41,133	987,702
Mekonomen AB *	60,737	646,459
Modern Times Group MTG AB, B Shares *	43,369	641,677
NCC AB, B Shares	109,717	1,896,684
Nibe Industrier AB, B Shares *	58,509	1,653,355
Nobia AB *	203,318	1,407,810
Nolato AB, B Shares *	7,525	678,150
Nordic Entertainment Group AB, B Shreas *	24,294	1,211,610
Pandox AB *	41,673	721,378
Peab AB *	245,280	2,668,036
Ratos AB, B Shares	462,969	2,003,550
Resurs Holding AB *	79,372	399,378
Saab AB, B Shares *	62,412	1,641,009
SAS AB *	3,377,974	647,168
Scandic Hotels Group AB *	194,494	734,322

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Svenska Cellulosa AB SCA, B Shares *	230,457	3,737,286
Sweco AB, B Shares	60,162	1,050,579
Swedish Orphan Biovitrum AB *	17,851	333,020
Thule Group AB *	38,616	1,304,401
Wallenstam AB, B Shares	39,977	604,582
Wihlborgs Fastigheter AB	36,091	798,246
		79,359,785

Switzerland 3.3%
Allreal Holding AG	6,373	1,350,206
ALSO Holding AG *	3,553	926,221
ams AG *	49,015	1,256,101
Arbonia AG *	53,022	753,190
Aryzta AG *	2,763,577	2,014,758
Autoneum Holding AG *	8,372	1,457,447
Banque Cantonale Vaudoise	9,865	1,019,954
Barry Callebaut AG	1,127	2,428,783
Belimo Holding AG	105	887,275
BKW AG	11,561	1,197,859
Bobst Group S.A.	7,984	466,093
Bucher Industries AG	5,178	2,186,051
Burckhardt Compression Holding AG	2,197	736,540
Cembra Money Bank AG	11,396	1,326,785
Conzzeta AG	864	1,007,825
Daetwyler Holding AG	3,980	1,085,894
dormakaba Holding AG	1,488	837,442
Dufry AG *	56,514	3,164,984
Emmi AG	1,197	1,150,987
EMS-Chemie Holding AG	2,180	1,999,878
Flughafen Zuerich AG *	10,182	1,729,804
Forbo Holding AG	542	888,466
Galenica AG	32,472	2,089,356
GAM Holding AG *	605,547	1,304,337
Helvetia Holding AG	22,538	2,221,934
Huber & Suhner AG	12,602	1,028,706
Implenia AG	25,271	641,475
Ina Invest Holding AG *	8,975	179,044
Inficon Holding AG	646	548,740
Komax Holding AG *	2,821	561,209
Landis & Gyr Group AG *	18,084	1,306,411
Logitech International S.A.	42,165	3,743,756
Mobimo Holding AG *	2,640	772,783
OC Oerlikon Corp. AG	168,241	1,588,932
Partners Group Holding AG	2,622	2,823,871
PSP Swiss Property AG	7,844	959,164
Rieter Holding AG	5,484	582,141
Schweiter Technologies AG	706	1,127,666
SFS Group AG	11,171	1,274,676
Siegfried Holding AG *	1,383	974,654
SIG Combibloc Group AG *	81,202	1,874,651
St. Galler Kantonalbank AG	747	341,608
Stadler Rail AG *(a)	10,524	475,225
Straumann Holding AG	1,161	1,336,311
Sulzer AG	18,192	1,814,578
Tecan Group AG	2,085	917,096
Temenos AG	5,915	750,074
u-blox Holding AG *	6,925	480,382
Valiant Holding AG	8,101	759,720
Valora Holding AG *	6,306	1,239,885
VAT Group AG	5,505	1,160,228
Vetropack Holding AG *	5,699	372,043
Vifor Pharma AG	15,005	2,209,396
Vontobel Holding AG	11,321	864,113
Zur Rose Group AG *	1,943	585,926
		68,782,634

Security	Number of Shares	Value ($)
United Kingdom 10.1%
888 Holdings plc	245,972	891,565
AA plc *	3,513,557	1,501,047
AG Barr plc *	52,713	351,520
Airtel Africa plc	783,188	836,476
Ascential plc *	137,827	618,260
Ashmore Group plc	149,261	840,524
Auto Trader Group plc	114,390	856,128
Avast plc	53,745	364,501
B&M European Value Retail S.A.	440,872	2,812,852
Bank of Georgia Group plc *	37,695	563,636
Beazley plc	295,519	1,441,622
Biffa plc *	203,898	612,481
Big Yellow Group plc	37,565	570,720
Bodycote plc	198,573	1,890,197
Brewin Dolphin Holdings plc	196,984	714,000
Britvic plc	159,886	1,749,269
C&C Group plc *	262,104	769,828
Capita plc *	3,076,503	1,743,542
Card Factory plc *	1,490,247	858,492
Centamin plc	793,178	1,198,711
Cineworld Group plc (a)	1,303,624	990,985
Clarkson plc	14,609	499,296
Close Brothers Group plc	124,514	2,151,046
Coats Group plc *	1,062,081	927,327
Computacenter plc	60,979	1,810,558
ConvaTec Group plc	604,219	1,668,177
Costain Group plc *(a)	622,009	470,014
Countryside Properties plc	239,194	1,364,841
Cranswick plc	38,696	1,778,174
Crest Nicholson Holdings plc *	476,708	1,869,828
Daily Mail & General Trust plc N.V., Class A	163,679	1,492,488
Dechra Pharmaceuticals plc	12,940	581,495
Derwent London plc	22,895	929,816
DFS Furniture plc	321,866	962,544
Dignity plc *	97,525	941,351
Diploma plc	33,178	939,038
Domino's Pizza Group plc	146,709	626,372
Dunelm Group plc *	51,844	844,414
Electrocomponents plc	223,992	2,420,732
Elementis plc *	919,795	1,473,566
Equiniti Group plc *	274,975	403,082
Essentra plc *	338,746	1,379,340
Ferrexpo plc	459,808	1,302,624
Forterra plc *	144,553	445,796
Frasers Group plc *	266,238	1,499,250
Fresnillo plc	108,130	1,519,377
Games Workshop Group plc	6,129	805,160
Genus plc	14,610	811,411
Grafton Group plc *	263,579	2,996,352
Grainger plc	183,854	693,163
Great Portland Estates plc	96,643	829,103
Greencore Group plc	632,617	988,997
Greggs plc *	68,103	1,532,017
GVC Holdings plc *	113,274	1,565,949
Halfords Group plc	725,339	2,566,163
Halma plc	71,676	2,120,512
Hammerson plc (a)	4,545,874	1,312,717
Hargreaves Lansdown plc	47,242	901,907
Hikma Pharmaceuticals plc	53,076	1,848,005
Hill & Smith Holdings plc	47,185	831,525
Hiscox Ltd. *	199,707	2,887,480
HomeServe plc	78,186	1,090,794
Howden Joinery Group plc *	317,172	2,671,061
Hunting plc	279,408	656,148
Ibstock plc *	346,455	901,017
IG Group Holdings plc	244,013	2,625,701

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Indivior plc *	1,792,804	2,419,810
Intermediate Capital Group plc	113,148	2,471,312
Intu Properties plc *(a)(b)	11,806,310	83,980
IWG plc *	461,777	1,990,046
J.D. Wetherspoon plc *	69,599	1,025,816
JD Sports Fashion plc *	118,800	1,231,083
John Laing Group plc	211,709	894,279
Jupiter Fund Management plc	524,659	1,699,281
Just Group plc *	1,761,558	1,316,989
KAZ Minerals plc	128,926	1,102,961
Keller Group plc	170,998	1,445,081
Kier Group plc *(a)	1,516,308	1,417,042
Lancashire Holdings Ltd.	164,879	1,635,503
Man Group plc	1,315,761	2,067,525
Marshalls plc *	77,767	735,065
Marston's plc	1,384,863	1,125,032
McCarthy & Stone plc *	917,106	1,432,527
Mediclinic International plc	342,204	1,273,724
Melrose Industries plc *	1,307,079	2,678,598
Mitchells & Butlers plc *	452,496	1,274,660
Moneysupermarket.com Group plc	253,024	826,933
Morgan Advanced Materials plc	326,041	1,225,316
Morgan Sindall Group plc	58,257	1,093,530
National Express Group plc *	718,742	2,124,457
Ocado Group plc *	31,403	925,275
OSB Group plc *	153,911	798,388
Pagegroup plc *	340,798	1,886,356
Paragon Banking Group plc	171,398	923,537
PayPoint plc	52,031	414,005
Petra Diamonds Ltd. *	16,899,195	374,066
Petrofac Ltd. *	638,043	1,305,412
Petropavlovsk plc *	3,528,270	1,293,009
Pets at Home Group plc	437,596	2,450,186
Phoenix Group Holdings plc	254,785	2,438,199
Playtech plc *	497,809	2,552,062
Plus500 Ltd.	96,538	2,002,842
Polymetal International plc	116,118	2,421,463
Polypipe Group plc *	109,789	727,006
Premier Oil plc *(a)	3,541,196	960,190
Provident Financial plc *	684,487	2,533,120
PZ Cussons plc	213,292	647,818
QinetiQ Group plc	404,154	1,583,085
Quilter plc	491,854	916,354
Rank Group plc	179,240	345,062
Rathbone Brothers plc	23,602	466,346
Redde Northgate plc	536,664	1,730,282
Redrow plc *	209,970	1,456,264
Renishaw plc *	11,633	869,715
Rhi Magnesita N.V.	17,433	758,264
Rightmove plc *	102,367	854,156
Rotork plc	384,435	1,531,507
Safestore Holdings plc	50,700	520,851
Saga plc *	490,680	1,620,673
Savills plc *	109,673	1,347,054
Schroders plc	50,722	2,179,790
Segro plc	134,782	1,641,058
Senior plc *	1,383,339	1,331,561
Serco Group plc *	569,234	863,309
SIG plc *	3,367,875	1,460,392
Signature Aviation plc *	692,734	2,197,406
Softcat plc	20,826	315,294
Spectris plc	73,297	2,603,925
Speedy Hire plc	677,392	622,194
Spirax-Sarco Engineering plc	16,151	2,400,971
Spire Healthcare Group plc *	700,101	1,254,326
Spirent Communications plc	257,578	888,928
SSP Group plc	380,356	1,675,720
ST Modwen Properties plc	127,479	617,792
St. James's Place plc	186,757	2,543,164
Security	Number of Shares	Value ($)
Stagecoach Group plc	1,434,134	1,159,314
SThree plc *	151,350	609,210
Superdry plc	371,280	1,281,821
Synthomer plc	272,906	1,568,132
TalkTalk Telecom Group plc	886,102	1,080,661
Ted Baker plc *	288,159	526,278
Telecom Plus plc	41,773	797,497
The Go-Ahead Group plc *	114,531	1,233,940
The Restaurant Group plc *	994,207	851,473
The Unite Group plc *	48,115	635,614
TI Fluid Systems plc *	300,525	885,483
TP ICAP plc	237,425	671,985
Tullow Oil plc *(a)	1,452,667	540,506
Tyman plc *	258,724	1,120,853
UDG Healthcare plc	130,554	1,378,682
Ultra Electronics Holdings plc	41,042	1,161,614
Vesuvius plc	322,262	2,108,155
Victrex plc	48,836	1,298,754
Vistry Group plc *	195,182	2,157,583
WH Smith plc	101,573	1,921,522
William Hill plc *	1,214,365	4,348,158
Wizz Air Holdings plc *	12,849	772,275
Workspace Group plc	34,990	319,286
		207,379,807
Total Common Stock
(Cost $1,868,065,075)		2,034,239,571

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA	19,009	1,482,554
Jungheinrich AG	57,012	2,496,037
Sartorius AG	2,461	1,124,549
Schaeffler AG	166,861	1,249,490
Sixt SE	15,563	1,118,849
Total Preferred Stock
(Cost $5,926,148)		7,471,479

Rights 0.0% of net assets

Australia 0.0%
Bega Cheese Ltd. expires 12/14/20 *(b)	58,484	37,491

Denmark 0.0%
NKT A/S expires 12/04/20 *	33,223	213,567

Singapore 0.0%
Ascendas Real Estate Investment Trust expires 12/01/20 *(b)	26,611	199

Sweden 0.0%
Granges AB expires 12/11/20 *(a)	94,032	141,877
Total Rights
(Cost $—)		393,134

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 1.7% of net assets

United States 1.7%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	1,288,206	1,288,206
Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	33,129,779	33,129,779
Total Other Investment Companies
(Cost $34,417,985)		34,417,985

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/18/20	73	7,420,450	166,631
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,780,557.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,657,779,538	$—	$—	$1,657,779,538
Hong Kong	83,578,941	—	—*	83,578,941
Italy	48,616,920	—	826,890	49,443,810
Luxembourg	—	—	—*	—
Portugal	7,182,425	—	—*	7,182,425
Spain	27,788,737	—	1,086,313	28,875,050
United Kingdom	207,295,827	—	83,980	207,379,807
Preferred Stock[1]	7,471,479	—	—	7,471,479
Rights[1]	355,444	—	—	355,444
Australia	—	—	37,491	37,491
Singapore	—	—	199	199
Other Investment Companies[1]	34,417,985	—	—	34,417,985
Futures Contracts[2]	166,631	—	—	166,631
Total	$2,074,653,927	$—	$2,034,873	$2,076,688,800
*	Level 3 amount shown includes securities determined to have no value at November 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 94.7% of net assets

Brazil 5.8%
Ambev S.A.	4,709,816	12,224,544
B3 S.A. - Brasil Bolsa Balcao	385,825	4,020,749
Banco Bradesco S.A.	1,694,403	6,810,769
Banco do Brasil S.A.	2,357,396	14,819,756
Banco Santander Brasil S.A.	645,966	4,695,296
BRF S.A. *	1,116,762	4,567,691
CCR S.A.	1,345,352	3,257,130
Centrais Eletricas Brasileiras S.A.	414,216	2,388,635
Cia Brasileira de Distribuicao	324,175	4,167,934
Cia de Saneamento Basico do Estado de Sao Paulo	387,664	3,205,732
Cia Energetica de Minas Gerais	204,412	537,392
Cielo S.A.	3,903,980	2,573,105
Cogna Educacao *	2,889,758	2,516,262
Embraer S.A. *	2,518,572	3,787,572
IRB Brasil Resseguros S.A.	1,692,784	2,083,707
Itau Unibanco Holding S.A.	854,135	4,085,018
JBS S.A.	2,125,926	9,137,359
Petrobras Distribuidora S.A.	1,723,442	6,569,120
Petroleo Brasileiro S.A.	4,718,607	22,383,411
Suzano S.A. *	389,556	4,086,391
Telefonica Brasil S.A.	843,353	7,006,869
TIM S.A.	1,319,328	3,304,352
Ultrapar Participacoes S.A.	3,169,381	11,962,815
Vale S.A.	4,173,943	60,445,319
		200,636,928

Chile 0.9%
Banco de Chile	39,299,542	3,440,497
Cencosud S.A.	4,814,465	8,264,613
Empresas COPEC S.A.	1,016,764	8,019,793
Enel Americas S.A.	37,802,125	5,450,784
Falabella S.A.	1,017,003	3,461,918
Latam Airlines Group S.A. *	1,237,005	1,739,803
		30,377,408

China 29.2%
Agile Group Holdings Ltd.	2,988,363	4,317,274
Agricultural Bank of China Ltd., A Shares	11,167,700	5,583,892
Agricultural Bank of China Ltd., H Shares	45,796,008	17,367,335
Alibaba Group Holding Ltd. ADR *	140,805	37,082,405
Anhui Conch Cement Co., Ltd., A Shares	140,600	1,207,289
Anhui Conch Cement Co., Ltd., H Shares	836,032	5,348,879
BAIC Motor Corp., Ltd., H Shares	7,811,674	2,922,135
Baidu, Inc. ADR *	124,395	17,289,661
Bank of China Ltd., A Shares	6,849,400	3,435,136
Bank of China Ltd., H Shares	133,135,407	47,054,630
Security	Number of Shares	Value ($)
Bank of Communications Co., Ltd., A Shares	3,720,500	2,663,174
Bank of Communications Co., Ltd., H Shares	13,575,300	7,512,162
China Cinda Asset Management Co., Ltd., H Shares	20,771,388	4,045,765
China CITIC Bank Corp., Ltd., A Shares	1,046,400	833,310
China CITIC Bank Corp., Ltd., H Shares	18,635,408	8,052,708
China Communications Construction Co., Ltd., A Shares	675,600	813,190
China Communications Construction Co., Ltd., H Shares	10,689,485	5,542,951
China Construction Bank Corp., A Shares	1,002,900	1,089,786
China Construction Bank Corp., H Shares	146,127,549	114,602,451
China Everbright Bank Co., Ltd., A Shares	3,463,300	2,284,322
China Everbright Bank Co., Ltd., H Shares	4,810,135	1,873,797
China Evergrande Group (a)	3,409,045	7,185,269
China Hongqiao Group Ltd.	7,339,423	6,409,274
China Huarong Asset Management Co., Ltd., H Shares	54,121,389	6,213,226
China Jinmao Holdings Group Ltd.	5,114,272	2,632,176
China Life Insurance Co., Ltd., A Shares	93,100	600,061
China Life Insurance Co., Ltd., H Shares	3,014,543	6,835,945
China Mengniu Dairy Co., Ltd. *	1,223,806	6,188,094
China Merchants Bank Co., Ltd., A Shares	866,200	5,818,591
China Merchants Bank Co., Ltd., H Shares	2,943,255	18,621,949
China Minsheng Banking Corp., Ltd., A Shares	3,552,700	2,861,619
China Minsheng Banking Corp., Ltd., H Shares	11,938,637	6,591,082
China Mobile Ltd.	9,928,820	59,425,637
China National Building Material Co., Ltd., H Shares	7,827,307	10,278,231
China Oriental Group Co., Ltd.	12,191,291	3,664,071
China Overseas Land & Investment Ltd.	4,461,239	10,853,140
China Pacific Insurance (Group) Co., Ltd., A Shares	250,200	1,469,651
China Pacific Insurance (Group) Co., Ltd., H Shares	1,816,013	6,910,336
China Petroleum & Chemical Corp., A Shares	8,912,300	5,675,201
China Petroleum & Chemical Corp., H Shares	123,589,364	55,955,971
China Railway Construction Corp., Ltd., A Shares	1,603,700	2,093,600
China Railway Construction Corp., Ltd., H Shares	5,082,509	3,356,652

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China Railway Group Ltd., H Shares	8,742,312	4,319,001
China Resources Land Ltd.	2,397,824	10,392,375
China Resources Power Holdings Co., Ltd.	6,272,770	6,667,220
China Shenhua Energy Co., Ltd., A Shares	775,100	2,311,182
China Shenhua Energy Co., Ltd., H Shares	7,029,504	13,582,969
China State Construction Engineering Corp., Ltd., A Shares	4,697,500	3,876,538
China Telecom Corp., Ltd., H Shares	46,159,310	13,932,639
China Tower Corp., Ltd., H Shares	21,012,003	3,306,629
China Unicom Hong Kong Ltd.	20,351,000	12,232,913
China United Network Communications Ltd., A Shares	3,510,900	2,614,520
China Vanke Co., Ltd., A Shares	492,200	2,296,452
China Vanke Co., Ltd., H Shares	1,396,323	5,304,316
CITIC Ltd.	11,972,288	9,358,538
CNOOC Ltd.	27,782,436	29,135,273
Country Garden Holdings Co., Ltd.	6,468,990	8,544,658
CRRC Corp., Ltd., A Shares	1,652,600	1,421,548
CRRC Corp., Ltd., H Shares	5,562,806	2,231,580
Dongfeng Motor Group Co., Ltd., H Shares	6,530,512	6,722,152
ENN Energy Holdings Ltd.	369,339	4,892,759
Fosun International Ltd.	3,381,532	4,885,283
GCL-Poly Energy Holdings Ltd. *(a)	107,938,236	10,999,188
Geely Automobile Holdings Ltd.	3,167,702	8,805,415
Great Wall Motor Co., Ltd., A Shares	236,000	1,000,318
Great Wall Motor Co., Ltd., H Shares	4,447,460	9,006,788
Guangzhou R&F Properties Co., Ltd., H Shares	3,072,693	4,003,121
Haier Electronics Group Co., Ltd. (a)	1,400,154	6,673,420
Hengan International Group Co., Ltd.	541,247	3,735,145
Huaneng Power International, Inc., A Shares	1,093,600	854,278
Huaneng Power International, Inc., H Shares	12,893,444	5,055,926
Industrial & Commercial Bank of China Ltd., A Shares	5,858,200	4,736,453
Industrial & Commercial Bank of China Ltd., H Shares	105,156,416	66,735,836
Industrial Bank Co., Ltd., A Shares	1,610,500	5,144,828
JD.com, Inc. ADR *	169,096	14,432,344
Jiangxi Copper Co., Ltd., A Shares	437,200	1,461,774
Jiangxi Copper Co., Ltd., H Shares	4,948,925	8,107,236
Kingboard Holdings Ltd.	1,906,362	7,303,315
Kunlun Energy Co., Ltd.	5,983,955	4,507,746
Legend Holdings Corp., H Shares (a)	2,361,023	3,209,956
Longfor Group Holdings Ltd.	962,423	6,306,493
NetEase, Inc. ADR	99,700	9,009,889
PetroChina Co., Ltd., H Shares	69,500,949	22,143,482
PICC Property & Casualty Co., Ltd., H Shares	10,582,963	8,736,661
Ping An Insurance Group Co. of China Ltd., A Shares	277,300	3,794,150
Ping An Insurance Group Co. of China Ltd., H Shares	2,437,711	28,614,215
Postal Savings Bank of China Co., Ltd., H Shares	6,656,570	3,760,823
SAIC Motor Corp., Ltd., A Shares	1,169,700	4,712,611
Shanghai Pudong Development Bank Co., Ltd., A Shares	2,493,100	3,811,668
Shimao Group Holdings Ltd.	1,391,558	5,187,491
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,065,300	573,129
Sinopec Shanghai Petrochemical Co., Ltd., H Shares (a)	13,322,960	2,955,884
Security	Number of Shares	Value ($)
Sinopharm Group Co., Ltd., H Shares	2,374,431	5,868,313
Sunac China Holdings Ltd.	836,829	3,205,911
Sunac Services Holdings Ltd. *	26,592	40,956
Tencent Holdings Ltd.	660,388	47,958,522
Vipshop Holdings Ltd. ADR *	243,018	6,206,680
Weichai Power Co., Ltd., A Shares	272,600	691,448
Weichai Power Co., Ltd., H Shares	1,514,072	3,089,664
		1,001,031,650

Colombia 0.2%
Bancolombia S.A.	414,609	3,200,078
Ecopetrol S.A.	7,781,894	4,515,577
		7,715,655

Czech Republic 0.2%
CEZ A/S	273,516	5,802,407

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	811,427	3,144,280

Greece 0.5%
Alpha Bank AE *	6,456,156	5,575,898
Hellenic Telecommunications Organization S.A.	279,651	4,673,222
Motor Oil Hellas Corinth Refineries S.A.	201,239	2,578,132
Piraeus Bank S.A. *	2,253,908	3,019,658
		15,846,910

Hungary 0.4%
MOL Hungarian Oil & Gas plc *	1,361,433	9,134,026
OTP Bank Nyrt *	153,053	6,082,594
		15,216,620

India 7.9%
Axis Bank Ltd. *	1,093,915	8,886,478
Bharat Petroleum Corp., Ltd.	1,974,129	9,943,119
Bharti Airtel Ltd.	829,168	5,186,761
Coal India Ltd.	2,842,202	4,818,479
Grasim Industries Ltd.	394,868	4,669,500
HCL Technologies Ltd.	768,080	8,526,472
Hero MotoCorp Ltd.	120,826	5,072,224
Hindalco Industries Ltd.	2,509,650	7,670,646
Hindustan Petroleum Corp., Ltd.	2,535,545	7,167,745
Housing Development Finance Corp., Ltd.	439,931	13,403,248
Indian Oil Corp., Ltd.	9,202,279	10,512,452
Infosys Ltd.	2,375,259	35,281,086
ITC Ltd.	1,806,175	4,722,975
JSW Steel Ltd.	1,616,495	7,644,143
Larsen & Toubro Ltd.	248,909	3,772,477
Mahindra & Mahindra Ltd.	590,999	5,761,854
Maruti Suzuki India Ltd.	74,726	7,099,430
NTPC Ltd.	3,427,122	4,382,459
Oil & Natural Gas Corp., Ltd.	11,653,800	12,353,087
Rajesh Exports Ltd. *	625,594	3,804,777
Reliance Industries Ltd.	1,335,693	34,806,250
State Bank of India *	2,355,375	7,768,424
Sun Pharmaceutical Industries Ltd.	632,501	4,369,910
Tata Consultancy Services Ltd.	438,735	15,875,179
Tata Motors Ltd. *	5,874,643	14,306,583
Tata Motors Ltd., A Shares, DVR *	2,413,933	2,547,373

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tata Steel Ltd.	832,961	6,493,848
Vedanta Ltd.	5,802,992	9,461,879
Wipro Ltd.	1,266,556	5,994,469
		272,303,327

Indonesia 1.3%
PT Astra International Tbk	27,011,653	10,138,935
PT Bank Central Asia Tbk	2,232,671	4,905,709
PT Bank Mandiri (Persero) Tbk	14,830,116	6,643,094
PT Bank Rakyat Indonesia (Persero) Tbk	32,803,701	9,501,922
PT Telekomunikasi Indonesia (Persero) Tbk	52,888,205	12,098,364
		43,288,024

Kuwait 0.5%
Kuwait Finance House KSCP	1,853,502	4,120,913
Mobile Telecommunications Co. KSC	2,883,495	5,477,556
National Bank of Kuwait SAKP	3,021,307	8,297,852
		17,896,321

Malaysia 1.6%
Axiata Group Berhad	6,356,772	5,539,161
CIMB Group Holdings Berhad	8,013,720	7,140,354
Genting Berhad	4,913,800	4,896,914
Malayan Banking Berhad	5,707,913	11,068,364
Petronas Chemicals Group Berhad	2,895,300	4,562,549
Public Bank Berhad	2,096,300	8,953,270
Tenaga Nasional Berhad	5,490,300	13,584,247
		55,744,859

Mexico 4.2%
Alfa S.A.B. de C.V., A Shares	12,042,159	9,505,160
America Movil S.A.B. de C.V., Series L	46,397,061	34,803,838
Cemex S.A.B. de C.V. ADR	4,770,241	21,943,108
Fomento Economico Mexicano S.A.B. de C.V.	2,207,485	15,984,047
Grupo Bimbo S.A.B. de C.V., Series A	3,125,326	6,630,067
Grupo Financiero Banorte S.A.B. de C.V., O Shares *	2,986,691	14,993,836
Grupo Mexico S.A.B. de C.V., Series B	4,267,150	15,526,147
Grupo Televisa S.A.B., Series CPO *	3,481,594	5,599,845
Orbia Advance Corp. S.A.B. de C.V.	2,645,082	5,428,871
Wal-Mart de Mexico S.A.B. de C.V.	4,940,407	13,051,704
		143,466,623

Philippines 0.3%
PLDT, Inc. (b)	218,830	5,981,808
SM Investments Corp. (b)	199,942	4,032,585
		10,014,393

Qatar 0.4%
Ooredoo QPSC	2,399,676	4,454,400
Qatar National Bank QPSC	2,142,743	10,426,143
		14,880,543

Russia 8.9%
Alrosa PJSC	4,859,932	5,587,699
Gazprom PJSC	33,859,812	80,750,979
Inter RAO UES PJSC	87,323,815	5,863,064
LUKOIL PJSC	1,129,740	74,301,876
Magnit PJSC	236,922	15,321,957
Security	Number of Shares	Value ($)
MMC Norilsk Nickel PJSC	37,468	10,509,359
Mobile TeleSystems PJSC	1,884,177	7,906,672
NovaTek PJSC	551,857	8,671,575
Novolipetskiy Metallurgicheskiy Kombinat PAO	1,828,210	4,597,830
Rosneft Oil Co. PJSC	3,162,241	18,501,352
ROSSETI PJSC	157,706,117	3,474,091
Sberbank of Russia PJSC	10,143,020	33,102,882
Severstal PAO	390,595	5,716,846
Sistema PJSC	17,702,180	7,117,675
Surgutneftegas PJSC	12,259,446	5,652,536
Tatneft PJSC	1,998,465	12,801,461
VTB Bank PJSC	10,522,670,000	5,145,586
		305,023,440

Saudi Arabia 2.1%
Al Rajhi Bank	476,642	9,505,898
National Commercial Bank	555,886	6,261,980
Riyad Bank	650,764	3,612,464
Samba Financial Group	461,533	3,802,424
Saudi Arabian Oil Co.	320,548	3,076,768
Saudi Basic Industries Corp.	976,401	25,226,166
Saudi Electricity Co.	872,198	5,013,755
Saudi Telecom Co.	384,438	11,049,543
Yanbu National Petrochemical Co.	189,659	3,109,910
		70,658,908

South Africa 5.3%
Absa Group Ltd.	1,878,390	13,375,241
AngloGold Ashanti Ltd.	245,025	5,167,037
Aspen Pharmacare Holdings Ltd. *	491,560	3,921,998
Barloworld Ltd.	1,076,592	4,877,142
Bid Corp., Ltd.	434,492	7,842,965
FirstRand Ltd.	3,669,326	10,780,664
Gold Fields Ltd.	811,618	6,898,327
MTN Group Ltd.	6,661,060	28,510,047
Naspers Ltd., N Shares	31,057	6,279,028
Nedbank Group Ltd.	983,974	7,788,503
Old Mutual Ltd.	5,941,437	4,487,870
Remgro Ltd.	484,574	2,886,231
Sanlam Ltd.	1,449,096	5,191,980
Sappi Ltd. *	3,114,885	5,836,793
Sasol Ltd. *	3,118,275	24,337,707
Shoprite Holdings Ltd.	1,184,340	9,777,764
Standard Bank Group Ltd.	2,149,695	16,826,689
The Bidvest Group Ltd.	443,926	4,679,850
Vodacom Group Ltd. (a)	795,877	6,337,189
Woolworths Holdings Ltd.	2,221,835	5,023,310
		180,826,335

Taiwan 19.6%
Acer, Inc.	7,494,470	6,087,079
ASE Technology Holding Co.,Ltd.	5,110,000	13,733,041
Asustek Computer, Inc.	1,941,176	16,958,261
AU Optronics Corp. *	49,327,371	21,113,724
Catcher Technology Co., Ltd.	965,000	6,365,056
Cathay Financial Holding Co., Ltd.	6,356,840	9,010,309
Cheng Shin Rubber Industry Co., Ltd.	3,220,000	4,801,333
China Steel Corp.	17,719,088	14,174,027
Chunghwa Telecom Co., Ltd.	3,324,764	12,656,325
Compal Electronics, Inc.	19,853,000	13,443,133
CTBC Financial Holding Co., Ltd.	12,828,809	8,619,303
Delta Electronics, Inc.	1,795,696	14,143,803
Far Eastern New Century Corp.	6,854,061	6,588,940
Far EasTone Telecommunications Co., Ltd.	1,713,588	3,727,479

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Financial Holding Co., Ltd.	5,624,471	4,203,183
Formosa Chemicals & Fibre Corp.	4,652,882	12,569,842
Formosa Petrochemical Corp.	2,010,704	6,384,307
Formosa Plastics Corp.	3,857,704	11,531,493
Foxconn Technology Co., Ltd.	2,210,858	4,080,033
Fubon Financial Holding Co., Ltd.	8,695,116	13,514,381
Hon Hai Precision Industry Co., Ltd.	33,176,928	95,797,252
Innolux Corp. *	63,501,000	22,390,494
Inventec Corp.	8,464,646	6,919,612
Largan Precision Co., Ltd.	34,700	3,926,235
Lite-On Technology Corp.	3,636,229	6,130,017
MediaTek, Inc.	878,046	21,687,374
Mega Financial Holding Co., Ltd.	6,581,548	6,569,425
Nan Ya Plastics Corp.	6,303,588	14,198,416
Pegatron Corp.	7,497,234	17,176,366
Pou Chen Corp.	5,643,000	6,186,957
President Chain Store Corp.	407,000	3,698,377
Quanta Computer, Inc.	4,462,058	12,054,327
Synnex Technology International Corp.	3,636,178	5,677,043
Taiwan Cement Corp.	4,275,302	6,434,890
Taiwan Mobile Co., Ltd.	1,163,000	3,962,014
Taiwan Semiconductor Manufacturing Co., Ltd.	9,769,352	164,693,400
Uni-President Enterprises Corp.	4,494,796	10,250,390
United Microelectronics Corp.	19,244,931	27,345,661
Walsin Lihwa Corp.	9,966,000	6,783,279
Wistron Corp.	8,590,934	8,997,084
WPG Holdings Ltd.	4,958,880	7,420,270
Yageo Corp.	303,000	4,698,746
Yuanta Financial Holding Co., Ltd.	6,537,960	4,381,196
		671,083,877

Thailand 3.1%
Advanced Info Service PCL NVDR	832,100	4,827,555
Charoen Pokphand Foods PCL NVDR	4,634,000	4,404,215
CP ALL PCL NVDR *	2,369,700	4,739,400
Kasikornbank PCL NVDR	1,604,100	5,833,091
Krung Thai Bank PCL NVDR	11,385,900	4,027,409
PTT Exploration & Production PCL NVDR	1,804,600	5,771,737
PTT Global Chemical PCL NVDR	5,656,800	10,705,845
PTT PCL NVDR	27,671,000	36,589,752
Thai Oil PCL NVDR	3,296,700	5,176,636
The Siam Cement PCL NVDR	1,214,400	15,014,400
The Siam Commercial Bank PCL NVDR	3,551,600	10,038,407
		107,128,447

Turkey 1.5%
Akbank T.A.S. *	6,748,992	5,194,021
BIM Birlesik Magazalar A/S	461,674	4,131,443
Eregli Demir ve Celik Fabrikalari T.A.S.	3,723,321	5,235,901
Haci Omer Sabanci Holding A/S	3,177,719	3,916,164
KOC Holding A/S	2,444,465	5,512,527
Turk Hava YollariI AO *	2,119,717	3,089,236
Turkcell Iletisim Hizmetleri A/S	2,883,343	5,455,397
Turkiye Garanti Bankasi A/S *	5,245,372	5,867,494
Turkiye Halk Bankasi A/S *	4,879,281	3,337,167
Turkiye Is Bankasi A/S, Class C *	4,639,188	3,860,924
Turkiye Petrol Rafinerileri A/S *	427,552	4,971,185
		50,571,459

Security	Number of Shares	Value ($)
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	2,263,950	3,747,415
Emaar Properties PJSC *	6,407,031	5,546,835
Emirates Telecommunications Group Co. PJSC	1,640,194	7,734,005
First Abu Dhabi Bank PJSC	1,762,041	6,053,920
		23,082,175
Total Common Stock
(Cost $3,095,005,427)		3,245,740,589

Preferred Stock 5.0% of net assets

Brazil 3.7%
Banco Bradesco S.A.	6,443,508	29,070,346
Centrais Eletricas Brasileiras S.A., B Shares	220,526	1,310,181
Companhia Energetica de Minas Gerais	2,427,929	5,693,258
Gerdau S.A.	2,415,590	10,135,688
Itau Unibanco Holding S.A.	8,162,533	43,281,740
Metalurgica Gerdau S.A.	2,768,985	5,274,600
Petroleo Brasileiro S.A.	7,063,897	32,656,171
		127,421,984

Colombia 0.2%
Bancolombia S.A.	672,227	5,227,816

Russia 1.1%
Surgutneftegas PJSC	14,789,105	7,672,469
Tatneft PJSC	186,362	1,144,800
Transneft PJSC	15,684	29,360,727
		38,177,996
Total Preferred Stock
(Cost $175,755,046)		170,827,796

Other Investment Companies 0.9% of net assets

United States 0.9%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02% (c)	5,061,264	5,061,264
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	24,080,450	24,080,450
Total Other Investment Companies
(Cost $29,141,714)		29,141,714

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 12/18/20	102	6,131,730	265,131
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,503,566.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,235,726,196	$—	$—	$3,235,726,196
Philippines	—	—	10,014,393	10,014,393
Preferred Stock[1]	170,827,796	—	—	170,827,796
Other Investment Companies[1]	29,141,714	—	—	29,141,714
Futures Contracts[2]	265,131	—	—	265,131
Total	$3,435,960,837	$—	$10,014,393	$3,445,975,230
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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